UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MARCH 31

Date of Reporting Period: JUNE 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2018

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT SHORT-TERM FUND

JUNE 30, 2018

(Form N-Q)

48496-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Short-Term Fund

June 30, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (102.1%)

Alabama (0.6%)

$10,000 Black Belt Energy Gas District (67% of 1
mo. LIBOR + 0.90%) (Put Date
12/01/2023)(a)	2.23%(b)	12/01/2048 $	10,000

Alaska (1.0%)

15,000 Industrial Dev. & Export Auth.	3.50	12/01/2020	15,200

Arizona (4.8%)

16,000	Health Facilities Auth. (MUNIPSA +
	1.85%) (Put Date 2/05/2020)(a)	3.36(b)	2/01/2048	16,241
25,000	Health Facilities Auth. (MUNIPSA +
	1.85%) (Put Date 2/01/2023)(a)	3.36(b)	2/01/2048	26,197
20,000	Phoenix IDA (LIQ - Barclays Bank plc)
	(LOC - Barclays Bank plc) (Put Date
	7/06/2018)(c),(d)	1.55	6/01/2036	20,000
8,600	Verrado Western Overlay Community
	Facilities District (LOC - Compass
	Bank) (Put Date 7/06/2018)(d)	1.58	7/01/2029	8,600
1,000	Yavapai County IDA	5.00	8/01/2019	1,032
1,105	Yavapai County IDA	5.00	8/01/2020	1,170
				73,240

Arkansas (1.4%)

22,000 Dev. Finance Auth. (MUNIPSA + 1.10%)
(Put Date 9/01/2019)(a)	2.61(b)	9/01/2044	22,042

California (6.5%)

500	Anaheim Public Financing Auth.	5.00	5/01/2022	560
250	Anaheim Public Financing Auth.	5.00	5/01/2024	291
15,000	Bay Area Toll Auth. (MUNIPSA + 0.70%)
	(Put Date 10/01/2019)(a)	2.21(b)	4/01/2047	15,057
1,125	City of Irvine	5.00	9/02/2021	1,233
15,000	Foothill-Eastern Transportation Corridor
	Agency (Put Date 1/15/2020)(a)	5.00	1/15/2053	15,438
8,000	Infrastructure & Economic Dev. Bank
	(MUNIPSA + 1.20%) (Put Date
	6/01/2022)(a)	2.71(b)	8/01/2037	8,105
500	Los Angeles County	5.00	3/01/2021	544
1,000	Los Angeles County	5.00	9/01/2021	1,103
3,500	Pollution Control Financing Auth. (Put
	Date 8/01/2018)(c),(d)	1.85	8/01/2024	3,501
15,000	Pollution Control Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.) (Put
	Date 7/02/2018)(d)	1.50	11/01/2026	15,000
2,000	Public Works Board	5.00	4/01/2019	2,054
1,000	Public Works Board	5.00	4/01/2020	1,060
1,500	Public Works Board	5.00	4/01/2021	1,633
2,700	Public Works Board	5.00	11/01/2019	2,827

1| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$20,000	Sacramento City Financing Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(c),(d)	1.61%	12/01/2033 $	20,000
10,940 Victorville Joint Powers Finance Auth.
	(LOC - BNP Paribas) (Put Date
	7/06/2018)(d)	2.01	5/01/2040	10,940
				99,346

Colorado (1.1%)

7,780	Arista Metropolitan District (LOC -
	Compass Bank) (Put Date 7/06/2018)(d)	1.58	12/01/2030	7,780
2,000	E-470 Public Highway Auth. (67% of 1
	mo. LIBOR + 0.90%) (Put Date
	9/01/2019)(a)	2.30(b)	9/01/2039	2,007
1,250	Health Facilities Auth.	4.00	12/01/2019	1,283
5,000	Health Facilities Auth. (LIQ - J.P.Morgan
	Chase & Co.) (Put Date 7/06/2018)(c),(d)	1.86	2/01/2019	5,000
275	Southlands Metropolitan District No. 1	3.00	12/01/2022	275
1,000	Southlands Metropolitan District No. 1	3.50	12/01/2027	990
				17,335

Connecticut (1.0%)

3,450	City of Bridgeport	5.00	8/15/2026	3,885
2,235	City of West Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2020	2,356
215	City of West Haven	3.00	11/01/2018	215
300	City of West Haven	3.00	11/01/2019	300
800	City of West Haven	4.00	11/01/2021	816
800	City of West Haven	5.00	11/01/2023	853
815	City of West Haven	5.00	11/01/2024	871
650	City of West Haven	5.00	11/01/2027	699
4,385	Harbor Point Infrastructure Improvement
	District(c)	5.00	4/01/2022	4,700
				14,695

District Of Columbia (1.3%)

20,000 District of Columbia (LIQ - Deutsche Bank
A.G.) (LOC - Deutsche Bank A.G.) (Put
Date 7/06/2018)(c),(d)	1.76	10/01/2041	20,000

Florida (5.9%)

4,500	City of Gulf Breeze	3.10	12/01/2020	4,610
1,000	City of Jacksonville	5.00	10/01/2019	1,041
4,580	City of Jacksonville	5.00	10/01/2020	4,904
13,540	City of Jacksonville (Put Date
	7/02/2018)(d)	1.63	5/01/2029	13,540
22,100	Escambia County (Put Date 7/02/2018)(d)	1.59	4/01/2039	22,100
1,385	Higher Educational Facilities Financial
	Auth.	5.00	4/01/2021	1,488
3,165	Lee County IDA	4.75	10/01/2022	3,397
1,250	Miami Beach Health Facilities Auth.	5.00	11/15/2020	1,330
1,775	Miami Beach Health Facilities Auth.	5.00	11/15/2019	1,843
7,500	Miami-Dade County IDA	3.75	12/01/2018	7,558
2,100	Miami-Dade County IDA (Put Date
	7/02/2018)(d)	1.58	6/01/2021	2,100
2,820	Pinellas County Educational Facilities
	Auth.	4.00	10/01/2020	2,885
1,325	Southeast Overtown Park West
	Community Redev. Agency(c)	5.00	3/01/2020	1,390
1,000	Southeast Overtown Park West
	Community Redev. Agency(c)	5.00	3/01/2023	1,109

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$13,100	St. Lucie County (Put Date 7/02/2018)(d)	1.59%	9/01/2028 $	13,100
8,975	Sunshine State Governmental Financing
	Commission	5.00	9/01/2018	9,027
				91,422

Georgia (1.4%)

10,000	Appling County Dev. Auth. (Put Date
	4/01/2020)(a)	2.40	1/01/2038	10,018
2,000	Heard County Dev. Auth. (Put Date
	7/02/2018)(d)	1.60	9/01/2029	2,000
3,415	Private Colleges & Universities Auth.	5.00	10/01/2018	3,440
1,265	Private Colleges & Universities Auth.	5.00	10/01/2019	1,309
3,770	Private Colleges & Universities Auth.	5.00	10/01/2020	3,988
1,255	Private Colleges & Universities Auth.	5.00	10/01/2019	1,299
				22,054

Guam (0.5%)

1,500	Government	5.00	12/01/2023	1,671
2,000	Government	5.00	12/01/2024	2,245
860	Government Waterworks Auth.	5.00	7/01/2020	908
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2019	1,038
1,500	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2020	1,598
				7,460

Idaho (2.1%)

15,000	American Falls Reservoir District (Put
	Date 7/06/2018)(d)	1.60	2/01/2025	15,000
12,340	Housing & Finance Association (Put Date
	7/06/2018)(a)	1.68(e)	1/01/2038	12,340
5,000	Nez Perce County	2.75	10/01/2024	4,943
				32,283

Illinois (8.5%)

16,480	Chicago Board of Education (INS -
	Assured Guaranty Municipal Corp.)
	(LIQ - Citigroup, Inc.) (Put Date
	7/06/2018)(c),(d)	2.01	12/01/2024	16,480
10,000	Chicago Board of Education (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(c),(d)	1.84	12/01/2039	10,000
1,720	Chicago Transit Auth.	5.00	6/01/2025	1,936
1,000	Chicago Transit Auth.	5.00	6/01/2026	1,134
4,000	City of Chicago Waterworks	5.00	11/01/2025	4,531
1,000	City of Chicago Waterworks	5.00	11/01/2026	1,140
2,000	City of Chicago Waterworks	5.00	11/01/2025	2,266
2,500	City of Chicago Waterworks	4.00	11/01/2026	2,658
1,735	City of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2022	1,902
1,825	City of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2023	2,024
1,915	City of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2024	2,132
11,160	Cook County (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 7/06/2018)(c),(d)	1.77	11/15/2020	11,160
1,205	Cook County	3.00	11/15/2018	1,211
1,980	Finance Auth. (ETM)	5.00	2/15/2019	2,022
2,410	Finance Auth.	5.00	8/15/2018	2,419
1,000	Finance Auth.	5.00	7/01/2018	1,000
1,000	Finance Auth.	5.00	7/01/2019	1,029
1,420	Finance Auth.	5.00	7/01/2020	1,499
10,000	Finance Auth.	4.00	2/15/2025	10,948

3| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,235	Madison County Community Unit School
	District No. 7 (INS - Build America
	Mutual Assurance Co.)	4.00%	12/01/2018 $	1,246
2,085	Madison County Community Unit School
	District No. 7 (INS - Build America
	Mutual Assurance Co.)	4.00	12/01/2020	2,166
4,160	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2020	4,407
1,090	Railsplitter Tobacco Settlement Auth.	5.25	6/01/2021	1,183
17,390	Sports Facilities Auth. (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.)
	(Put Date 7/06/2018)(c),(d)	1.69	6/15/2032	17,390
10,000	State	5.00	11/01/2018	10,093
15,000	State (INS - Build America Mutual
	Assurance Co.)	5.00	11/01/2025	16,730
				130,706

Indiana (1.0%)

5,000	Finance Auth.	2.95	10/01/2022	5,133
10,000	Hammond Local Public Improvement
	Bond Bank	2.38	12/31/2018	10,010
				15,143

Iowa (0.3%)

4,500 Finance Auth. (Put Date 7/06/2018)(d),(f)	1.52	9/01/2036	4,500

Kansas (0.1%)

1,670 City of Wichita	3.00	9/01/2023	1,665

Kentucky (0.9%)

5,000	Economic Dev. Finance Auth. (Put Date
	9/04/2018)(d)	1.45	4/01/2031	5,001
8,650	Economic Dev. Finance Auth. (Put Date
	7/06/2018)(d)	1.63	5/01/2034	8,650
				13,651

Louisiana (3.3%)

13,110	Parish of East Baton Rouge (Put Date
	7/02/2018)(d)	1.53	11/01/2019	13,110
4,000	St. Charles Parish (Put Date 6/01/2022)(a)	4.00	12/01/2040	4,242
14,000	St. James Parish (Put Date 7/06/2018)(d)	1.63	11/01/2040	14,000
14,400	St. James Parish (Put Date 7/06/2018)(d)	1.61	11/01/2040	14,400
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2022	5,491
				51,243

Maryland (0.4%)

1,500	EDC	5.00	6/01/2025	1,686
2,000	EDC	5.00	6/01/2026	2,257
1,340	EDC	5.00	6/01/2027	1,518
				5,461

Massachusetts (1.1%)

1,250	Dev. Finance Agency	5.00	7/01/2025	1,434
1,500	Dev. Finance Agency	5.00	7/01/2026	1,722
835	Dev. Finance Agency (ETM)	5.00	1/01/2019	850
560	Dev. Finance Agency	5.00	1/01/2019	568
12,000	Dev. Finance Agency (MUNIPSA +
	0.48%) (Put Date 1/29/2020)(a)	1.99(b)	7/01/2050	12,019
				16,593

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Michigan (0.3%)

$2,625	Grand Traverse County Hospital Finance
	Auth.	5.00%	7/01/2019	$2,710
2,165	Grand Traverse County Hospital Finance
	Auth.	5.00	7/01/2018	2,165
				4,875

Minnesota (0.7%)

1,250	Housing & Redevelopment Auth. of St.
	Paul (ETM)	5.00	11/15/2020	1,340
1,575	Housing & Redevelopment Auth. of St.
	Paul (ETM)	5.00	11/15/2021	1,728
7,000	Kanabec Hospital	2.75	12/01/2019	7,005
				10,073

Mississippi (2.6%)

10,000	Hospital Equipment & Facilities Auth.	5.00	9/01/2024	11,147
7,000	Hospital Equipment & Facilities Auth.
	(MUNIPSA + 1.30%) (Put Date
	8/15/2020)(a)	2.81(b)	8/15/2036	7,054
1,400	Jackson County (Put Date 7/02/2018)(d),(f)	1.65	6/01/2023	1,400
20,100	Perry County (NBGA -
	Georgia-Pacific LLC) (Put Date
	7/06/2018)(c),(d)	1.68	2/01/2022	20,100
				39,701

Missouri (0.3%)

5,000 City of Sikeston Electric System (INS -
Build America Mutual Assurance Co.)	5.00	6/01/2020	5,297

Montana (0.4%)

6,000 City of Forsyth	2.00	8/01/2023	5,839

Nevada (0.3%)

4,400 Washoe County (Put Date 6/01/2022)(a)	3.00	3/01/2036	4,496

New Jersey (15.1%)

7,828	Borough of Collingswood	2.50	3/20/2019	7,876
7,193	Borough of Flemington	2.50	1/15/2019	7,215
7,095	Borough of Roselle	2.00	2/27/2019	7,103
400	Building Auth. (ETM)	3.00	6/15/2023	416
1,595	Building Auth. (ETM)	5.00	6/15/2024	1,839
600	Building Auth.	3.00	6/15/2023	596
2,405	Building Auth.	5.00	6/15/2024	2,635
1,000	Casino Reinvestment Development Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	11/01/2024	1,107
6,495	City of Kearny	2.75	4/25/2019	6,527
18,063	City of Newark	2.50	11/30/2018	18,092
20,000	EDA	5.00	6/15/2022	21,526
7,000	EDA	5.00	6/15/2023	7,606
8,000	EDA	5.00	6/15/2020	8,416
7,000	EDA	5.00	6/15/2021	7,491
1,860	EDA (LOC - Valley National Bank) (Put
	Date 7/06/2018)(d)	1.68	3/01/2031	1,860
8,515	EDA (LOC - Valley National Bank) (Put
	Date 7/06/2018)(d)	1.80	11/01/2040	8,515
11,100	EDA (LOC - Valley National Bank) (Put
	Date 7/06/2018)(d)	1.80	11/01/2040	11,100
7,300	EDA (ETM)	5.25	9/01/2019	7,607
2,700	EDA	5.25	9/01/2019	2,799
4,735	Educational Facilities Auth.	5.00	9/01/2022	5,110

5| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,730	Educational Facilities Auth.	4.00%	9/01/2024 $	4,892
4,000	Educational Facilities Auth.	5.00	9/01/2023	4,354
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2018	2,000
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2019	2,065
2,000	Health Care Facilities Financing Auth.	5.00	7/01/2020	2,124
15,000	Kearny Board of Education	2.25	10/05/2018	15,011
2,000	Tobacco Settlement Financing Corp.	3.20	6/01/2027	2,025
12,846	Township of Belleville	3.00	5/24/2019	12,947
4,275	Township of Harmony	2.50	4/18/2019	4,295
7,538	Township of Vernon	2.50	3/22/2019	7,584
3,160	Transportation Trust Fund Auth. (INS -
	National Public Finance Guarantee
	Corp.)	5.50	12/15/2020	3,390
5,000	Transportation Trust Fund Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.25	12/15/2020	5,353
1,500	Transportation Trust Fund Auth.	5.00	6/15/2022	1,614
3,835	Transportation Trust Fund Auth.	5.00	6/15/2023	4,174
5,095	Transportation Trust Fund Auth.	5.00	6/15/2024	5,594
10,000	Transportation Trust Fund Auth.
	(MUNIPSA + 1.20%) (Put Date
	12/15/2021)(a)	2.71(b)	6/15/2034	10,040
8,598	Union City	2.50	3/21/2019	8,637
				231,535

New Mexico (1.6%)

5,000	City of Farmington (Put Date
	4/01/2020)(a)	1.88	4/01/2029	4,968
5,000	City of Farmington (Put Date
	4/01/2020)(a)	1.88	4/01/2029	4,968
7,000	City of Farmington (Put Date
	4/01/2020)(a)	1.88	4/01/2029	6,955
6,000	City of Farmington (Put Date
	10/01/2021)(a)	1.88	4/01/2033	5,860
2,000	City of Farmington (Put Date
	6/01/2022)(a)	2.13	6/01/2040	1,960
				24,711

New York (13.7%)

18,291	City of Long Beach	2.00	2/14/2019	18,314
4,000	City of Long Beach	2.50	6/21/2019	4,019
7,140	City of Newburgh	2.00	8/03/2018	7,140
3,000	City of Oyster Bay	2.00	2/15/2019	3,000
1,820	City of Poughkeepsie	4.00	5/03/2019	1,839
5,540	City of Watertown	2.25	4/18/2019	5,550
7,310	City of Yonkers (ETM)	5.00	10/01/2018	7,376
1,200	Dormitory Auth.(c)	5.00	12/01/2024	1,344
1,200	Dormitory Auth.(c)	5.00	12/01/2025	1,354
16,000	East Ramapo CSD(g)	2.50	10/30/2018	16,024
6,000	Energy Research & Dev. Auth. (Put Date
	5/01/2020)(a)	2.00	2/01/2029	5,987
14,300	Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 7/02/2018)(d)	1.56	5/01/2042	14,300
7,700	Housing Finance Agency (LOC - Wells
	Fargo & Co.) (Put Date 7/06/2018)(d)	1.55	11/01/2046	7,700
5,170	Monroe County	5.00	6/01/2020	5,491
8,000	MTA (MUNIPSA + 0.45%) (Put Date
	11/15/2022)(a)	1.96(b)	11/15/2044	7,996
12,000	MTA (MUNIPSA + 0.58%) (Put Date
	11/01/2019)(a)	2.09(b)	11/01/2031	12,037
6,000	Nassau County	3.00	9/18/2018	6,019
12,280	New York City (LOC - Mizuho Bank Ltd.)
	(Put Date 7/02/2018)(d),(f)	1.67	10/01/2040	12,280

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,700	New York City (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 7/02/2018)(d),(f)	1.53%	8/01/2038 $	4,700
12,000	New York City (MUNIPSA + 0.58%)	2.09(b)	8/01/2027	12,025
1,475	Rockland County	3.50	10/01/2018	1,482
1,520	Rockland County	3.50	10/01/2019	1,554
1,575	Rockland County	3.50	10/01/2020	1,622
550	Rockland County	5.00	12/15/2018	559
2,500	Rockland County (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2023	2,813
1,600	Rockland County (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2024	1,829
15,000	Suffolk County	2.50	7/25/2018	15,009
2,500	Suffolk County EDC	5.00	7/01/2019	2,576
2,640	Suffolk County EDC	5.00	7/01/2020	2,790
8,000	Utica CSD	2.50	6/25/2019	8,036
8,505	Utica CSD(g)	2.50	7/19/2019	8,544
9,900	West Webster Fire District (g)	2.50	12/28/2018	9,923
				211,232

North Carolina (0.9%)

10,000	Capital Facilities Finance Agency (Put
	Date 9/01/2018)(d)	1.45	7/01/2034	10,003
3,855	Medical Care Commission	5.00	7/01/2018	3,855
				13,858

Ohio (1.1%)

1,000	Higher Educational Facility Commission	5.00	5/01/2021	1,070
500	Higher Educational Facility Commission	5.00	5/01/2022	545
550	Higher Educational Facility Commission	5.00	5/01/2023	607
1,000	Higher Educational Facility Commission	5.00	5/01/2024	1,116
1,150	Southeastern Ohio Port Auth.	5.00	12/01/2021	1,213
1,000	Southeastern Ohio Port Auth.	5.00	12/01/2025	1,077
5,500	State (Put Date 7/06/2018)(a)	1.75(e)	1/15/2045	5,500
1,800	Water Development Auth.	1.55	7/01/2021	1,760
7,000	Water Development Auth. (Put Date
	6/03/2019)(a)	4.00	6/01/2033	3,500
				16,388

Oklahoma (1.9%)

500	Development Finance Auth.	5.00	8/15/2023	552
600	Development Finance Auth.	5.00	8/15/2024	669
550	Development Finance Auth.	5.00	8/15/2025	616
10,000	Garfield County Industrial Auth. (Put Date
	7/06/2018)(d)	1.57	1/01/2025	10,000
17,000	Muskogee Industrial Trust (Put Date
	7/06/2018)(d)	1.56	1/01/2025	17,000
				28,837

Pennsylvania (9.3%)

1,800 Allegheny County Hospital Dev. Auth. (LIQ

-Royal Bank of Canada) (LOC - Royal Bank of Canada) (Put Date

	7/02/2018)(c),(d),(f)	1.58	4/01/2022	1,800
5,250	Allentown CSD(g)	2.20	1/02/2019	5,250
7,575	Berks County Municipal Auth. (MUNIPSA
	+ 1.50%) (Put Date 7/01/2022)(a),(b)	3.01	11/01/2039	7,691
1,000	Bethlehem Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	11/15/2020	1,070
805	Chester County IDA	3.75	10/01/2024	820
7,975	Coatesville School District	3.46(h)	8/15/2018	7,956
1,165	Coatesville School District	3.86(h)	8/15/2019	1,134
5,305	Coatesville School District	4.13(h)	8/15/2020	5,017

7| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Coatesville School District (INS - Assured
	Guaranty Municipal Corp.)	5.00%	8/01/2024 $	1,133
800	Coatesville School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/01/2025	916
2,000	Commonwealth Financing Auth.	5.00	6/01/2026	2,286
1,980	Cumberland County Municipal Auth.	3.25	12/01/2022	2,018
1,195	Delaware County Auth.	5.00	10/01/2018	1,204
16,175	Emmaus General Auth. (INS - Assured
	Guaranty Municipal Corp.) (LIQ - Wells
	Fargo & Co.) (Put Date 7/06/2018)(d)	1.56	12/01/2028	16,175
7,000	Geisinger Auth. (67% of 1 mo. LIBOR +
	1.07%) (Put Date 6/01/2024)(a)	2.47(b)	6/01/2028	7,131
600	Higher Educational Facilities Auth.	5.00	7/15/2020	634
1,090	Higher Educational Facilities Auth.	5.00	7/15/2021	1,177
500	Hospitals & Higher Education Facilities
	Auth. of Philadelphia	5.00	7/01/2019	513
1,595	Hospitals & Higher Education Facilities
	Auth. of Philadelphia	5.00	7/01/2022	1,727
550	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/15/2025	611
500	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/15/2026	553
1,000	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/15/2027	1,102
6,250	Montgomery County Higher Education &
	Health Auth. (MUNIPSA + 0.72%) (Put
	Date 9/01/2023)(a)	2.23(b)	9/01/2051	6,250
5,000	Montgomery County IDA (Put Date
	9/01/2020)(a)	2.60	3/01/2034	5,002
7,000	Northampton County General Purpose
	Auth. (MUNIPSA + 1.40%) (Put Date
	8/15/2020)(a)	2.91(b)	8/15/2043	7,086
1,855	Northampton County General Purpose
	Auth. (MUNIPSA + 70% of 1 mo.
	LIBOR + 1.04%) (Put Date
	8/15/2024)(a)	2.45(b)	8/15/2048	1,859
5,000	School District of Philadelphia	5.00	9/01/2021	5,417
5,500	School District of Philadelphia	5.00	9/01/2022	6,051
2,435	Scranton School District	5.00	6/01/2023	2,647
7,000	Scranton School District (68% of 1 mo.
	LIBOR + 0.85%) (Put Date
	4/01/2021)(a)	2.20(b)	4/01/2031	7,025
12,500	Turnpike Commission (MUNIPSA +
	0.80%) (Put Date 12/01/2018)(a)	2.31(b)	12/01/2045	12,506
6,500	Turnpike Commission (MUNIPSA +
	0.98%)	2.49(b)	12/01/2021	6,603
6,000	Turnpike Commission (MUNIPSA +
	1.15%)	2.66(b)	12/01/2019	6,063
6,000	Turnpike Commission (MUNIPSA +
	1.27%)	2.78(b)	12/01/2020	6,105
1,570	West Mifflin School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2021	1,686
				142,218

Puerto Rico (0.1%)

1,000	Industrial, Tourist, Educational, Medical, &
	Environmental Control Facilities
	Financing Auth.	5.00	4/01/2019	1,004
700	Industrial, Tourist, Educational, Medical, &
	Environmental Control Facilities
	Financing Auth.	4.00	4/01/2020	688
				1,692

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Tennessee (0.2%)

$2,700 Chattanooga Health Educational &
Housing Facility Board (Put Date
7/06/2018)(d)	1.58%	5/01/2039 $	2,700

Texas (8.1%)

1,100	Austin Convention Enterprises, Inc.	5.00	1/01/2024	1,237
400	Austin Convention Enterprises, Inc.	5.00	1/01/2025	454
400	Austin Convention Enterprises, Inc.	5.00	1/01/2027	447
700	Decatur Hospital Auth.	5.00	9/01/2021	747
780	Decatur Hospital Auth.	5.00	9/01/2024	859
14,800	Gulf Coast IDA (Put Date 7/02/2018)(d),(f)	1.45	11/01/2041	14,800
2,250	Harris County Cultural Education Facilities
	Finance Corp. (MUNIPSA + 0.70%)	2.21(b)	6/01/2019	2,258
8,480	Harris County Health Facilities Dev. Corp.
	(Put Date 7/02/2018)(d),(f)	1.58	12/01/2041	8,480
480	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	3.00	3/01/2020	489

565Harris County Municipal Utility District No. 165 (INS - Build America Mutual

Assurance Co.)	3.00	3/01/2021	578

650Harris County Municipal Utility District No. 165 (INS - Build America Mutual

Assurance Co.)	3.00	3/01/2022	668

520Harris County Municipal Utility District No. 165 (INS - Build America Mutual

	Assurance Co.)	3.00	3/01/2023	535
1,750	Irving Hospital Auth. (MUNIPSA + 1.10%)
	(Put Date 10/15/2023)(a)	2.61(b)	10/15/2044	1,751
3,000	Karnes County Hospital District	5.00	2/01/2024	3,184
1,250	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2023	1,115
2,300	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2024	2,052
2,135	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2025	1,905
4,000	North Texas Tollway Auth. (MUNIPSA +
	0.67%) (Put Date 1/01/2020)(a)	2.18(b)	1/01/2038	4,005
4,000	North Texas Tollway Auth. (MUNIPSA +
	0.80%) (Put Date 1/01/2019)(a)	2.31(b)	1/01/2050	4,000
9,355	Northside ISD (NBGA - Texas Permanent
	School Fund) (Put Date 8/01/2020)(a)	2.13	8/01/2040	9,356
13,500	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(d)	1.78	4/01/2040	13,500
10,000	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(d)	1.78	4/01/2040	10,000
20,025	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(d)	1.78	11/01/2040	20,025
14,005	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(d)	1.78	11/01/2040	14,005
7,175	Red River Auth. (INS - National Public
	Finance Guarantee Corp.)	4.45	6/01/2020	7,470
				123,920

Virginia (0.4%)

3,200	Housing Dev. Auth.	3.05	9/01/2018	3,209
3,506	Marquis Community Dev. Auth.(i),(j),(k)	5.10	9/01/2036	2,466
5,111	Marquis Community Dev. Auth.(i),(j),(k)	5.63(h)	9/01/2041	266
1,074	Marquis Community Dev. Auth., 7.50%,
	09/01/2021(c),(i),(j)	7.50(l)	9/01/2021	770
				6,711

9| USAA Tax Exempt Short-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Washington (0.3%)

$2,000	Health Care Facilities Auth.	5.00%	8/15/2026	$2,282
2,175	Health Care Facilities Auth.	5.00	8/15/2027	2,499
				4,781

West Virginia (1.2%)

10,000	EDA	3.25	5/01/2019	10,027
5,500	EDA (Put Date 4/01/2019)(a)	1.90	3/01/2040	5,494
3,000	Mason County (Put Date 10/01/2018)(a)	1.63	10/01/2022	2,996
				18,517

Wisconsin (0.4%)

1,200	Health & Educational Facilities Auth.
	(ETM)		5.00	8/15/2021	1,311
3,500	Health & Educational Facilities Auth.		2.65	11/01/2020	3,495
1,500	Public Finance Auth.(c)		3.50	11/15/2023	1,513
					6,319
	Total Municipal Obligations (cost: $1,565,299)				1,567,739
	Total Investments(cost:$1,565,299)				$1,567,739
($ in 000s)	VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$ 1,564,237	$ 3,502	$ 1,567,739
Total		$—	$1,564,237	$3,502	$1,567,739

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Tax Exempt Short-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

11 | USAA Tax Exempt Short-Term Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 12

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,535,698,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity

13 | USAA Tax Exempt Short-Term Fund

IDA	Industrial Development Authority/Agency
ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(b)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2018.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

Notes to Portfolio of Investments | 14

(f)At June 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(h)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $3,502,000, which represented 0.2% of the Fund's net assets.

(j)Security was classified as Level 3.

(k)Restricted security that is not registered under the Securities Act of 1933.

(l)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

15 | USAA Tax Exempt Short-Term Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

JUNE 30, 2018

(Form N-Q)

48497-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Intermediate-Term Fund

June 30, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (99.0%)

Alabama (1.9%)

$14,300	Columbia IDB (Put Date 7/02/2018)(a)	1.57%	12/01/2037 $	14,300
8,000	Infirmary Health System Special Care
	Facilities Financing Auth. of Mobile	5.00	2/01/2036	8,754
5,000	Lower Alabama Gas District	5.00	9/01/2027	5,757
7,000	Lower Alabama Gas District	5.00	9/01/2028	8,072
35,000	Lower Alabama Gas District	5.00	9/01/2034	41,199
5,955	Montgomery Medical Clinic Board	5.00	3/01/2033	6,475
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,888
				86,445

Arizona (2.9%)

20,310	Apache County IDA	4.50	3/01/2030	21,729
3,270	City of Phoenix Civic Improvement Corp.
	(INS - National Public Finance
	Guarantee Corp.)	5.50	7/01/2024	3,803
2,115	City of Phoenix Civic Improvement Corp.
	(INS - National Public Finance
	Guarantee Corp.)	5.50	7/01/2025	2,496
6,000	Health Facilities Auth.	5.00	2/01/2027	6,436
16,000	Health Facilities Auth. (MUNIPSA +
	1.85%) (Put Date 2/05/2020)(b)	3.36(c)	2/01/2048	16,241
30,000	Health Facilities Auth. (MUNIPSA +
	1.85%) (Put Date 2/01/2023)(b)	3.36(c)	2/01/2048	31,437
7,555	Phoenix IDA(d)	3.75	7/01/2024	7,776
11,100	Phoenix IDA(d)	5.00	7/01/2034	11,820
1,675	Phoenix IDA	5.00	7/01/2036	1,784
4,250	Phoenix IDA	5.00	10/01/2036	4,677
2,680	Pima County IDA	4.50	6/01/2030	2,879
910	Pima County IDA(d)	4.00	6/15/2022	922
4,900	Pima County IDA(d)	4.13	6/15/2029	4,864
2,000	Pinal County IDA (INS - ACA Financial
	Guaranty Corp.)	5.25	10/01/2020	2,002
1,250	Pinal County IDA (INS - ACA Financial
	Guaranty Corp.)	5.25	10/01/2022	1,251
2,000	Pinal County IDA (INS - ACA Financial
	Guaranty Corp.)	4.50	10/01/2025	2,000
3,540	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	10/01/2019	3,688
7,275	State (INS - Assured Guaranty Municipal
	Corp.)	5.25	10/01/2020	7,591
				133,396

1| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Arkansas (0.7%)

$29,000	Dev. Finance Auth. (MUNIPSA + 1.55%)
	(Put Date 9/01/2022)(b)	3.06%(c)	9/01/2044 $	29,547
4,290	University of Arkansas - Pulaski Technical
	College (INS - Build America Mutual
	Assurance Co.)	5.00	9/01/2030	4,892
				34,439

California (8.2%)

4,500	Alameda Corridor Transportation Auth.	5.00	10/01/2035	5,020
500	Anaheim Public Financing Auth.	5.00	5/01/2028	572
500	Anaheim Public Financing Auth.	5.00	5/01/2029	571
1,000	Anaheim Public Financing Auth.	5.00	5/01/2030	1,140
10,000	Bay Area Toll Auth. (MUNIPSA + 0.90%)
	(Put Date 5/01/2023)(b)	2.41(c)	4/01/2045	10,185
17,000	Bay Area Toll Auth. (MUNIPSA + 1.10%)
	(Put Date 4/01/2024)(b)	2.61(c)	4/01/2045	17,498
1,510	Cerritos CCD	5.02(e)	8/01/2025	1,245
1,000	Cerritos CCD	5.24(e)	8/01/2027	762
1,000	Cerritos CCD	5.41(e)	8/01/2028	733
1,520	Chula Vista Municipal Financing Auth.	5.00	9/01/2027	1,739
1,700	Chula Vista Municipal Financing Auth.	5.00	9/01/2028	1,929
1,785	Chula Vista Municipal Financing Auth.	5.00	9/01/2029	2,017
2,635	Chula Vista Municipal Financing Auth.	5.00	9/01/2030	2,969
2,095	Chula Vista Municipal Financing Auth.	5.00	9/01/2031	2,350
1,000	City of Irvine	5.00	9/02/2029	1,093
1,605	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2032	1,836
1,570	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2033	1,789
3,655	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2034	4,148
2,340	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	5.00	11/15/2035	2,649
10,000	City of Upland (PRE)	6.00	1/01/2026	11,064
2,000	Coronado Community Dev. Agency (INS -
	AMBAC Assurance Corp.)	5.00	9/01/2024	2,006
6,810	El Camino CCD	4.25(e)	8/01/2026	5,527
7,665	El Camino CCD	4.42(e)	8/01/2027	5,982
5,500	El Camino CCD	4.58(e)	8/01/2028	4,107
5,500	Foothill-Eastern Transportation Corridor
	Agency (INS - Assured Guaranty
	Municipal Corp.)	4.25(e)	1/15/2035	2,853
1,000	Fresno Joint Powers Financing Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	4/01/2032	1,154
1,000	Fresno Joint Powers Financing Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	4/01/2035	1,139
420	Fresno Joint Powers Financing Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	4/01/2036	476
46,605	Golden State Tobacco Securitization
	Corp. (INS - Assured Guaranty
	Municipal Corp.)	4.84(e)	6/01/2025	38,773
2,540	Health Facilities Financing Auth.	4.00	3/01/2033	2,654
2,700	Health Facilities Financing Auth.	4.00	3/01/2034	2,803
8,500	Health Facilities Financing Auth. (Put
	Date 10/01/2025)(b)	2.00	10/01/2036	8,225
5,000	Health Facilities Financing Auth.	5.25	8/15/2031	5,524
2,000	Health Facilities Financing Auth.	5.00	8/15/2027	2,188
5,000	Irvine Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.25	9/01/2019	5,223
2,500	Irvine Unified School District (INS -
	Assured Guaranty Municipal Corp.)	4.50	9/01/2020	2,584
1,300	Los Angeles County	5.00	3/01/2023	1,484

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,500	Pittsburg Successor Agency Redev.
	Agency (INS - Assured Guaranty
	Municipal Corp.)	5.00%	9/01/2027 $	4,097
2,640	Pittsburg Successor Agency Redev.
	Agency (INS - Assured Guaranty
	Municipal Corp.)	5.00	9/01/2028	3,067
10,000	Public Works Board	5.00	4/01/2028	11,023
5,000	Public Works Board	5.00	4/01/2029	5,508
3,000	Public Works Board	5.13	3/01/2023	3,171
2,500	Public Works Board	5.25	3/01/2024	2,647
2,000	Public Works Board	5.38	3/01/2025	2,122
6,400	Public Works Board (PRE)	5.50	4/01/2021	6,599
6,755	Public Works Board (PRE)	5.60	4/01/2022	6,970
3,130	Public Works Board (PRE)	5.75	4/01/2023	3,233
1,185	Public Works Board	5.00	11/01/2023	1,343
2,000	Public Works Board	5.00	11/01/2024	2,257
7,000	Public Works Board	5.00	11/01/2028	7,820
1,250	Public Works Board	5.00	3/01/2025	1,414
1,365	Public Works Board	5.00	3/01/2026	1,540
11,465	Public Works Board	5.00	10/01/2031	13,119
5,355	Sacramento City Financing Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(d)	1.62	12/01/2030	5,355
1,635	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2033	1,908
1,000	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2034	1,163
1,250	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2035	1,450
775	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2030	910
1,000	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2031	1,172
1,000	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2032	1,171
980	San Diego Tobacco Settlement Revenue
	Funding Corp.	4.00	6/01/2032	1,000
5,000	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	5.25	5/01/2022	5,159
7,000	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	5.25	5/01/2023	7,221
4,800	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	4.90	5/01/2029	5,006
500	School Finance Auth.(d)	5.00	8/01/2031	547
1,600	School Finance Auth.(d)	5.00	8/01/2036	1,731
27,445	State	5.75	4/01/2027	28,317
20,000	State	5.25	10/01/2022	20,928
10,240	State	5.00	8/01/2032	11,877
10,000	State University	5.00	11/01/2029	11,639
10,000	State University	5.00	11/01/2033	11,693
1,000	Statewide Communities Dev. Auth.	5.13	5/15/2031	1,066
1,250	Statewide Communities Dev. Auth.	5.00	5/15/2032	1,416
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2033	2,259
1,250	Statewide Communities Dev. Auth.	5.00	5/15/2034	1,407
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2035	2,249
4,415	Tobacco Securitization Auth. of Southern
	California	4.75	6/01/2025	4,423
2,000	Township Health Care District	5.75	7/01/2024	2,062
3,500	Township Health Care District	5.00	7/01/2025	3,652

3| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,470	Tuolumne Wind Project Auth. (PRE)	5.00%	1/01/2022 $	3,533
4,600 Victorville Joint Powers Finance Auth.
	(LOC - BNP Paribas) (Put Date
	7/06/2018)(a)	2.01	5/01/2040	4,600
				384,855

Colorado (2.3%)

5,000	Adams & Arapahoe Joint School District
	28J Aurora	3.20(e)	12/01/2022	4,520
7,355	Denver Health & Hospital Auth.(d)	5.00	12/01/2034	8,133
2,310	Health Facilities Auth.	5.00	6/01/2031	2,545
2,000	Health Facilities Auth.	5.00	6/01/2032	2,199
2,470	Health Facilities Auth.	5.00	6/01/2033	2,710
6,385	Health Facilities Auth.	5.00	6/01/2034	6,981
3,385	Health Facilities Auth.	5.00	6/01/2035	3,696
2,750	Health Facilities Auth.	5.00	6/01/2028	2,994
1,000	Health Facilities Auth.	5.00	12/01/2028	1,106
4,000	Health Facilities Auth.	5.00	12/01/2035	4,345
1,500	Health Facilities Auth.	5.00	12/01/2029	1,651
4,455	Health Facilities Auth.	5.00	6/01/2034	4,973
2,000	Health Facilities Auth.	5.00	6/01/2035	2,229
4,000	Health Facilities Auth.	5.00	6/01/2036	4,456
1,250	Park Creek Metropolitan District	5.00	12/01/2032	1,419
1,000	Park Creek Metropolitan District	5.00	12/01/2034	1,127
7,585	Regional Transportation District	5.00	6/01/2029	8,412
14,175	Regional Transportation District	5.00	6/01/2030	15,713
15,005	Regional Transportation District	5.00	6/01/2031	16,597
9,135	Regional Transportation District (PRE)	5.00	6/01/2025	9,689
865	Regional Transportation District	5.00	6/01/2025	912
				106,407

Connecticut (3.0%)

5,000	City of Bridgeport	5.00	8/15/2027	5,622
1,000	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2030	1,116
1,000	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2032	1,112
1,000	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2033	1,108
1,350	City of New Haven (INS - Assured
	Guaranty Municipal Corp.)	5.00	8/15/2034	1,490
400	City of West Haven	5.00	11/01/2032	425
350	City of West Haven	5.00	11/01/2037	366
10,000	Harbor Point Infrastructure Improvement
	District(d)	5.00	4/01/2030	10,971
10,000	Health & Educational Facilities Auth.	5.00	7/01/2034	10,912
1,950	Health & Educational Facilities Auth.	5.00	7/01/2032	2,190
725	Health & Educational Facilities Auth.	5.00	7/01/2034	808
1,170	Health & Educational Facilities Auth.	5.00	7/01/2035	1,300
1,125	Health & Educational Facilities Auth.	5.00	7/01/2036	1,248
1,275	Health & Educational Facilities Auth.	5.00	7/01/2037	1,411
7,938	Mashantucket (Western) Pequot Tribe(f),(g)	6.05(h)	7/01/2031	248
5,000	State	5.00	11/15/2035	5,453
5,000	State	5.00	4/15/2033	5,594
5,575	State	5.00	4/15/2034	6,209
5,000	State	5.00	4/15/2035	5,555
1,100	State	5.00	6/15/2033	1,233
2,625	State	5.00	6/15/2034	2,928
2,500	State	5.00	6/15/2035	2,782
20,000	State Special Tax	5.00	1/01/2034	22,457
20,000	State Special Tax	5.00	1/01/2035	22,405
6,805	University of Connecticut	5.00	4/15/2034	7,608

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$6,500	University of Connecticut	5.00%	4/15/2035 $	7,244
11,175	University of Connecticut	5.00	4/15/2036	12,406
				142,201

District Of Columbia (0.8%)

3,870	District	5.63	10/01/2025	4,103
5,000	District	5.75	10/01/2026	5,296
6,000	District (PRE)	5.75	10/01/2027	6,625
375	District (ETM)	5.00	7/01/2023	413
1,280	District (PRE)	6.00	7/01/2033	1,517
20,560	District of Columbia (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/06/2018)(a),(d)	1.76	10/01/2041	20,560
				38,514

Florida (5.7%)

2,500	Broward County Airport System	5.00	10/01/2024	2,600
2,000	Broward County School District	5.00	7/01/2029	2,286
2,000	Broward County School District	5.00	7/01/2030	2,274
1,485	City of Cape Coral Water & Sewer	4.00	10/01/2035	1,548
1,400	City of Cape Coral Water & Sewer	4.00	10/01/2036	1,456
3,000	City of Cape Coral Water & Sewer	4.00	10/01/2037	3,105
3,500	City of Jacksonville	5.00	10/01/2028	3,858
1,000	City of Port St. Lucie	4.00	9/01/2031	1,052
3,195	City of Port St. Lucie	4.00	7/01/2031	3,367
2,000	City of Port St. Lucie	4.00	7/01/2032	2,103
2,785	City of Port St. Lucie	4.00	7/01/2033	2,919
5,000	Escambia County (Put Date 7/02/2018)(a)	1.59	4/01/2039	5,000
2,325	Halifax Hospital Medical Center	5.00	6/01/2035	2,548
2,750	Halifax Hospital Medical Center	5.00	6/01/2036	3,009
1,250	Lake County School Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2029	1,394
2,225	Lake County School Board (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2030	2,473
2,500	Lee County	5.00	10/01/2023	2,844
2,700	Lee County	5.00	10/01/2024	3,110
4,000	Lee County Airport	5.00	10/01/2033	4,501
7,245	Lee County IDA	5.00	10/01/2028	7,568
3,750	Lee County School Board	5.00	8/01/2028	4,266
6,560	Miami Beach Health Facilities Auth.	5.00	11/15/2029	7,010
2,000	Miami-Dade County	5.00	10/01/2025	2,222
6,440	Miami-Dade County Aviation	5.00	10/01/2026	6,856
7,000	Miami-Dade County Aviation	5.00	10/01/2027	7,447
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2030	2,258
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2031	2,252
10,000	Miami-Dade County Expressway Auth.	5.00	7/01/2028	10,961
7,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	7,664
1,000	Miami-Dade County Expressway Auth.	5.00	7/01/2029	1,131
1,610	Miami-Dade County Expressway Auth.	5.00	7/01/2030	1,817
1,255	Miami-Dade County Expressway Auth.	5.00	7/01/2031	1,413
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2032	2,247
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2033	2,241
2,000	Miami-Dade County Expressway Auth.	5.00	7/01/2034	2,232
4,750	Miami-Dade County Health Facilities Auth.	5.00	8/01/2027	5,234
4,950	Miami-Dade County Health Facilities Auth.	5.00	8/01/2028	5,440
5,250	Miami-Dade County Health Facilities Auth.	5.00	8/01/2029	5,754
3,500	Miami-Dade County Health Facilities Auth.	5.00	8/01/2030	3,827
5,780	Miami-Dade County Health Facilities Auth.	5.00	8/01/2031	6,312
7,500	Miami-Dade County IDA	3.75	12/01/2018	7,558
10,000	Miami-Dade County School Board (PRE)
	(INS - Assured Guaranty Corp.)	5.00	2/01/2024	10,205
12,000	Orange County Health Facilities Auth.	5.25	10/01/2022	12,530
5,000	Orange County Health Facilities Auth.	5.38	10/01/2023	5,233
4,000	Orange County Health Facilities Auth.	5.00	10/01/2035	4,475
3,055	Osceola County School Board	5.00	6/01/2028	3,375

5| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,595	Palm Beach County Health Facilities Auth.	5.00%	11/15/2023 $	8,326
2,615	Pinellas County Educational Facilities
	Auth.	6.50	10/01/2031	2,859
2,045	Pinellas County Educational Facilities
	Auth.	5.38	10/01/2026	2,154
1,995	Pinellas County Educational Facilities
	Auth.	5.00	10/01/2021	2,112
1,080	Pinellas County Educational Facilities
	Auth.	4.00	10/01/2022	1,112
1,415	Pinellas County Educational Facilities
	Auth.	4.00	10/01/2023	1,449
1,895	Pinellas County Educational Facilities
	Auth.	5.00	10/01/2027	1,982
3,195	Southeast Overtown Park West
	Community Redev. Agency(d)	5.00	3/01/2030	3,504
15,650	St. Lucie County (Put Date 7/02/2018)(a)	1.59	9/01/2028	15,650
7,370	St. Lucie County Sales Tax (INS -
	Assured Guaranty Municipal Corp.)	5.00	10/01/2028	8,216
2,045	St. Lucie County School Board	5.00	7/01/2025	2,283
1,500	St. Lucie County School Board	5.00	7/01/2026	1,672
5,525	Sunshine State Governmental Financing
	Commission	5.00	9/01/2020	5,887
8,970	Sunshine State Governmental Financing
	Commission	5.00	9/01/2019	9,317
1,055	Sunshine State Governmental Financing
	Commission (INS - Assured Guaranty
	Municipal Corp.)	5.00	9/01/2021	1,150
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2028	1,135
1,000	Volusia County Educational Facility Auth.	5.00	10/15/2029	1,130
1,500	Volusia County Educational Facility Auth.	5.00	10/15/2030	1,694
1,560	Volusia County Educational Facility Auth.	5.00	10/15/2032	1,753
				264,360

Georgia (1.6%)

6,500	Appling County Dev. Auth. (Put Date
	7/02/2018)(a)	1.69	9/01/2029	6,500
21,040	Burke County Dev. Auth. (Put Date
	7/02/2018)(a)	1.69	7/01/2049	21,040
13,900	Burke County Dev. Auth. (Put Date
	7/02/2018)(a)	1.69	10/01/2032	13,900
6,080	Floyd County Dev. Auth. (Put Date
	7/02/2018)(a)	1.69	9/01/2026	6,080
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.25	8/01/2023	3,611
400	Glynn-Brunswick Memorial Hospital Auth.	5.25	8/01/2023	401
18,400	Heard County Dev. Auth. (Put Date
	7/02/2018)(a)	1.60	9/01/2029	18,400
3,000	Private Colleges & Universities Auth.	5.25	10/01/2027	3,240
2,000	Private Colleges & Universities Auth.	5.25	10/01/2027	2,161
				75,333

Guam (0.4%)

1,500	Government	5.00	12/01/2030	1,666
2,000	Government	5.00	12/01/2031	2,215
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2027	1,097
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2030	1,070
1,000	Power Auth.	5.00	10/01/2029	1,074
1,000	Power Auth.	5.00	10/01/2030	1,071
695	Power Auth.	5.00	10/01/2031	743
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2032	1,083
1,000	Waterworks Auth.	5.00	7/01/2028	1,082

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,000	Waterworks Auth.	5.25%	7/01/2033 $	3,253
750	Waterworks Auth.	5.00	7/01/2023	835
600	Waterworks Auth.	5.00	7/01/2024	674
750	Waterworks Auth.	5.00	7/01/2025	835
1,000	Waterworks Auth.	5.00	7/01/2029	1,093
1,250	Waterworks Auth.	5.00	7/01/2036	1,375
1,000	Waterworks Auth.	5.00	7/01/2036	1,111
				20,277

Illinois (15.0%)

7,000	Chicago Board of Education (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(d)	1.84	12/01/2039	7,000
6,525	Chicago Midway International Airport	5.00	1/01/2027	7,197
1,635	Chicago Midway International Airport	5.25	1/01/2033	1,805
11,750	Chicago Midway International Airport	5.00	1/01/2029	13,033
5,175	Chicago Midway International Airport	5.00	1/01/2030	5,726
6,000	Chicago Midway International Airport	5.00	1/01/2032	6,610
8,910	Chicago Midway International Airport	5.00	1/01/2031	9,835
3,500	Chicago Midway International Airport	4.00	1/01/2034	3,612
3,000	Chicago Midway International Airport	4.00	1/01/2035	3,092
9,000	Chicago O'Hare International Airport	5.25	1/01/2024	9,430
3,620	Chicago O'Hare International Airport (INS
	- Assured Guaranty Municipal Corp.)	5.00	1/01/2028	3,990
1,500	Chicago O'Hare International Airport (INS
	- Assured Guaranty Municipal Corp.)	5.00	1/01/2029	1,649
2,150	Chicago O'Hare International Airport (INS
	- Assured Guaranty Municipal Corp.)	5.13	1/01/2030	2,371
13,480	Chicago O'Hare International Airport	5.25	1/01/2029	15,010
11,560	Chicago O'Hare International Airport	5.00	1/01/2033	12,872
5,675	Chicago O'Hare International Airport	5.00	1/01/2034	6,301
10,200	Chicago Park District (INS - Build America
	Mutual Assurance Co.) (LIQ - Citigroup,
	Inc.) (Put Date 7/06/2018)(a),(d)	1.81	1/01/2022	10,200
30,000	City of Chicago (INS - National Public
	Finance Guarantee Corp.)	6.17(e)	1/01/2023	25,409
2,535	City of Chicago	6.63	12/01/2022	2,540
1,000	City of Chicago Wastewater Transmission	5.00	1/01/2031	1,088
1,000	City of Chicago Wastewater Transmission	5.00	1/01/2032	1,079
3,500	City of Chicago Wastewater Transmission	5.00	1/01/2033	3,788
1,000	City of Chicago Wastewater Transmission	5.00	1/01/2034	1,080
1,250	City of Chicago Wastewater Transmission	5.00	1/01/2035	1,348
8,000	City of Chicago Wastewater Transmission	5.00	1/01/2035	8,752
2,000	City of Chicago Waterworks	5.00	11/01/2031	2,190
2,000	City of Chicago Waterworks	5.00	11/01/2033	2,181
1,500	City of Chicago Waterworks	5.00	11/01/2028	1,685
725	City of Chicago Waterworks	5.00	11/01/2029	811
2,000	City of Chicago Waterworks	5.00	11/01/2030	2,233
1,000	City of Chicago Waterworks	5.00	11/01/2029	1,119
1,000	City of Chicago Waterworks	5.00	11/01/2031	1,114
2,105	City of Chicago Waterworks (INS -
	Assured Guaranty Municipal Corp.)	5.25	11/01/2034	2,423
1,635	City of Chicago Waterworks (INS -
	Assured Guaranty Municipal Corp.)	5.25	11/01/2035	1,878
2,665	City of Chicago Waterworks	5.00	11/01/2036	2,963
3,145	City of Chicago Waterworks (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2036	3,518
2,500	City of Chicago Waterworks (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2037	2,798
8,500	City of Springfield	5.00	12/01/2030	9,449
3,000	City of Springfield Electric (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2034	3,303
2,500	Cook County	5.00	11/15/2031	2,812
3,750	Cook County	4.00	11/15/2034	3,886
7,000	Cook County	5.00	11/15/2035	8,000

7| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	Cook County	5.00%	11/15/2036 $	5,702
2,000	Cook County	5.00	11/15/2034	2,230
2,000	Cook County	5.00	11/15/2035	2,224
4,500	Educational Facilities Auth.	4.45	11/01/2036	4,695
9,750	Educational Facilities Auth.	4.00	11/01/2036	9,882
2,220	Educational Facilities Auth.	3.90	11/01/2036	2,211
3,700	Finance Auth.	5.00	11/15/2034	4,063
4,000	Finance Auth.	5.00	8/15/2035	4,362
1,400	Finance Auth.	5.00	5/15/2036	1,478
1,000	Finance Auth.	5.00	8/15/2034	1,090
2,000	Finance Auth.	5.00	4/01/2023	2,001
4,165	Finance Auth.	5.00	4/01/2025	4,166
750	Finance Auth.	5.25	4/01/2022	750
1,750	Finance Auth.	5.40	4/01/2027	1,718
3,400	Finance Auth. (PRE) (INS - National
	Public Finance Guarantee Corp.)	5.00	11/01/2023	3,440
2,080	Finance Auth. (ETM)	5.00	2/15/2020	2,189
1,710	Finance Auth. (PRE)	5.00	2/15/2022	1,799
7,140	Finance Auth. (PRE)	5.13	2/15/2025	7,527
20,000	Finance Auth.	3.90	3/01/2030	20,593
3,000	Finance Auth.	5.00	11/15/2035	3,288
1,875	Finance Auth.	5.00	5/15/2031	2,002
2,055	Finance Auth.	3.25	5/15/2022	2,090
3,065	Finance Auth.	4.00	5/15/2027	3,174
7,665	Finance Auth.	5.38	8/15/2026	8,331
8,210	Finance Auth.	4.50	5/15/2025	8,752
8,250	Finance Auth.	5.50	7/01/2028	9,192
1,000	Finance Auth.	5.00	5/15/2030	1,095
1,100	Finance Auth.	5.00	5/15/2035	1,191
3,385	Finance Auth.	5.00	9/01/2034	3,635
3,500	Finance Auth.	5.00	12/01/2034	3,852
5,000	Finance Auth.	4.00	12/01/2035	5,007
3,000	Finance Auth.	4.00	12/01/2036	3,004
18,000	Finance Auth.	4.00	2/15/2036	18,705
1,000	Finance Auth.	4.00	10/01/2031	1,044
1,000	Finance Auth.	4.00	10/01/2032	1,042
1,000	Finance Auth.	4.00	10/01/2034	1,032
1,500	Finance Auth.	5.00	8/15/2032	1,648
1,155	Finance Auth.	5.00	8/15/2033	1,264
1,000	Finance Auth.	5.00	2/15/2037	1,093
7,650	Finance Auth.	5.00	2/15/2027	7,843
2,800	Kane Cook & DuPage Counties School
	District No. U-46	5.00	1/01/2032	3,118
4,000	Kane Cook & DuPage Counties School
	District No. U-46	5.00	1/01/2033	4,443
5,000	Kendall Kane & Will Counties Community
	Unit School District No. 308	5.00	2/01/2035	5,566
6,000	Kendall Kane & Will Counties Community
	Unit School District No. 308	5.00	2/01/2036	6,666
1,210	Madison County Community Unit School
	District No. 7 (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2028	1,336
1,250	Madison County Community Unit School
	District No. 7 (INS - Build America
	Mutual Assurance Co.)	5.00	12/01/2029	1,377
1,000	Madison-Macoupin Etc Counties CCD No.
	536 (INS - Assured Guaranty Municipal
	Corp.)	5.00	11/01/2031	1,122
2,000	Madison-Macoupin Etc Counties CCD No.
	536 (INS - Assured Guaranty Municipal
	Corp.)	5.00	11/01/2032	2,236
750	Madison-Macoupin Etc Counties CCD No.
	536 (INS - Assured Guaranty Municipal
	Corp.)	5.00	11/01/2033	836

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	Metropolitan Pier & Exposition Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.70%(e)	6/15/2026 $	3,692
14,650	Municipal Electric Agency	4.00	2/01/2033	15,302
1,800	Northern Illinois Municipal Power Agency	4.00	12/01/2031	1,864
2,100	Northern Illinois Municipal Power Agency	4.00	12/01/2032	2,171
4,000	Northern Illinois Municipal Power Agency	4.00	12/01/2033	4,121
5,000	Northern Illinois Municipal Power Agency	4.00	12/01/2035	5,118
10,000	Railsplitter Tobacco Settlement Auth.
	(PRE)	5.50	6/01/2023	11,027
23,160	Regional Transportation Auth.	4.00	7/01/2034	24,101
11,650	Regional Transportation Auth.	4.00	7/01/2035	12,051
3,700	Sangamon County School District No. 186
	(INS - Build America Mutual Assurance
	Co.)	5.00	2/01/2024	4,168
7,200	Sangamon County School District No. 186
	(INS - Build America Mutual Assurance
	Co.)	5.00	2/01/2025	7,973
4,215	Sangamon County School District No. 186
	(INS - Build America Mutual Assurance
	Co.)	5.00	2/01/2026	4,779
5,000	Sports Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25	6/15/2031	5,463
3,000	Sports Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25	6/15/2030	3,286
5,000	Sports Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.25	6/15/2032	5,452
5,000	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	1/01/2021	5,183
7,000	State (INS - Assured Guaranty Municipal
	Corp.)	4.00	2/01/2030	7,273
10,000	State	5.00	11/01/2032	10,485
10,000	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	4/01/2029	10,754
9,000	State	5.25	2/01/2031	9,461
2,990	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	7/06/2018)(a),(d)	1.76	4/01/2037	2,990
25,995	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	7/06/2018)(a),(d)	1.76	2/01/2039	25,995
10,000	State (INS - Build America Mutual
	Assurance Co.)	5.00	11/01/2025	11,153
5,870	Toll Highway Auth.	5.00	1/01/2034	6,598
5,600	Toll Highway Auth.	5.00	1/01/2035	6,279
7,000	Toll Highway Auth.	5.00	1/01/2036	7,812
5,000	Toll Highway Auth.	5.00	12/01/2032	5,710
6,000	Toll Highway Auth.	5.00	1/01/2033	6,866
2,500	Toll Highway Auth.	5.00	1/01/2034	2,830
2,000	Toll Highway Auth.	5.00	1/01/2035	2,264
12,475	University of Illinois	4.00	4/01/2033	12,716
1,750	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2029	2,005
1,500	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2030	1,712
2,400	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2031	2,730
2,350	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2032	2,663
1,450	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2033	1,637
1,500	Village of Bolingbrook (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/01/2038	1,678
5,225	Village of Gilberts (INS - Build America
	Mutual Assurance Co.)	5.00	3/01/2030	5,632

9| USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,010	Village of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00%	12/01/2025 $	2,254
2,110	Village of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2026	2,383
1,250	Volo Village Special Service Area No. 3 &
	6 (INS - Assured Guaranty Municipal
	Corp.)	4.00	3/01/2036	1,251
2,997	Volo Village Special Service Area No. 3 &
	6 (INS - Assured Guaranty Municipal
	Corp.)	5.00	3/01/2034	3,309
1,835	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2028	1,991
1,925	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2029	2,081
2,025	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2030	2,179
6,000	Williamson, Jackson, Etc Counties
	Community Unit School District No. 4
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2034	6,385
				699,111

Indiana (0.9%)

5,750	City of Rockport	3.05	6/01/2025	5,786
10,500	Finance Auth.	5.00	6/01/2032	10,555
1,470	Finance Auth.	5.00	5/01/2024	1,649
1,200	Finance Auth.	5.00	5/01/2027	1,326
6,000	Finance Auth.	3.13	12/01/2024	6,005
1,250	Finance Auth.	5.00	9/01/2030	1,427
1,500	Finance Auth.	5.00	9/01/2031	1,708
5,000	Finance Auth. (Put Date 9/04/2018)(a)	1.45	5/01/2028	5,001
3,000	Jasper County (INS - National Public
	Finance Guarantee Corp.)	5.85	4/01/2019	3,085
6,500	Richmond Hospital Auth.	5.00	1/01/2035	7,121
				43,663

Iowa (0.7%)

5,425	Finance Auth.	4.00	8/15/2035	5,539
16,305	Finance Auth.	4.00	8/15/2036	16,616
2,475	Waterloo Community School District
	(PRE)	5.00	7/01/2024	2,560
2,775	Waterloo Community School District
	(PRE)	5.00	7/01/2025	2,870
4,510	Waterloo Community School District
	(PRE)	5.00	7/01/2027	4,665
				32,250

Kansas (0.3%)

10,000	City of Wichita	4.63	9/01/2033	9,946
3,000	City of Wichita	4.20	9/01/2027	3,005
				12,951

Kentucky (2.4%)

2,410	City of Ashland	4.00	2/01/2036	2,432
3,725	City of Pikeville	5.75	3/01/2026	3,990
7,045	Economic Dev. Finance Auth. (Put Date
	9/04/2018)(a)	1.45	4/01/2031	7,047

Portfolio of Investments | 10

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$11,625	Economic Dev. Finance Auth. (Put Date
	7/06/2018)(a)	1.63%	5/01/2034 $	11,625
6,750	Economic Dev. Finance Auth.	5.00	5/15/2026	7,416
7,205	Economic Dev. Finance Auth.	5.00	5/15/2031	7,727
2,500	Economic Dev. Finance Auth.	5.00	5/15/2036	2,650
6,130	Economic Dev. Finance Auth.	6.20(e)	10/01/2024	5,052
15,720	Economic Dev. Finance Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(d)	1.68	1/01/2045	15,720
2,760	Louisville/Jefferson County Metropolitan
	Gov't	5.00	12/01/2023	3,002
7,160	Louisville/Jefferson County Metropolitan
	Gov't	5.00	12/01/2024	7,745
3,830	Louisville/Jefferson County Metropolitan
	Gov't	5.00	12/01/2022	4,189
7,000	Municipal Power Agency (Put Date
	3/01/2026)(b)	3.45	9/01/2042	7,044
2,000	Property & Building Commission	5.00	2/01/2032	2,225
2,250	Property & Building Commission	5.00	2/01/2033	2,495
1,000	Property & Building Commission	5.00	5/01/2035	1,123
1,000	Property & Building Commission	5.00	5/01/2036	1,120
3,000	Property & Building Commission	5.00	5/01/2037	3,358
15,000	Trimble County	3.75	6/01/2033	15,136
				111,096

Louisiana (5.2%)

700	City of New Orleans Sewerage Service	5.00	6/01/2031	788
1,150	City of New Orleans Sewerage Service	5.00	6/01/2032	1,290
1,500	City of New Orleans Sewerage Service	5.00	6/01/2034	1,673
1,500	City of New Orleans Water System	5.00	12/01/2033	1,679
1,500	City of New Orleans Water System	5.00	12/01/2035	1,671
5,330	City of Shreveport Water & Sewer (INS -
	Build America Mutual Assurance Co.)	5.00	12/01/2031	6,004
5,125	City of Shreveport Water & Sewer (INS -
	Build America Mutual Assurance Co.)	5.00	12/01/2032	5,805
1,515	City of Shreveport Water & Sewer (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2033	1,718
1,500	City of Shreveport Water & Sewer (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2034	1,697
1,510	City of Shreveport Water & Sewer (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2035	1,707
1,000	City of Shreveport Water & Sewer (INS -
	Build America Mutual Assurance Co.)	5.00	12/01/2030	1,174
2,000	City of Shreveport Water & Sewer (INS -
	Build America Mutual Assurance Co.)	5.00	12/01/2031	2,344
2,750	Jefferson Parish Hospital Service District
	No. 1 (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50	1/01/2026	2,990
3,000	Jefferson Parish Hospital Service District
	No. 1 (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.38	1/01/2031	3,253
3,750	Local Government Environmental
	Facilities & Community Dev. Auth.	6.50	8/01/2029	4,091
18,750	Local Government Environmental
	Facilities & Community Dev. Auth.	3.50	11/01/2032	18,534
2,000	Public Facilities Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2036	2,216
14,000	Public Facilities Auth.	3.50	6/01/2030	14,116
2,735	Public Facilities Auth.	4.00	12/15/2032	2,912
3,095	Public Facilities Auth.	4.00	12/15/2033	3,282
1,745	Public Facilities Auth.	5.00	7/01/2028	2,021
1,695	Public Facilities Auth.	5.00	7/01/2030	1,937
750	Public Facilities Auth.	5.00	7/01/2033	844
2,975	Public Facilities Auth.	5.00	5/15/2034	3,334

11 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,000	Public Facilities Auth.	5.00%	5/15/2035 $	2,237
1,560	Public Facilities Auth.	5.00	5/15/2036	1,741
25	Public Facilities Auth. (PRE)	5.00	5/15/2034	29
35	Public Facilities Auth. (PRE)	4.00	5/15/2035	39
2,225	Public Facilities Auth.	5.00	5/15/2034	2,475
3,465	Public Facilities Auth.	4.00	5/15/2035	3,554
15	Public Facilities Auth. (PRE)	4.00	5/15/2036	17
1,485	Public Facilities Auth.	4.00	5/15/2036	1,518
55	Public Facilities Auth. (PRE)	5.00	7/01/2033	64
85	Public Facilities Auth. (PRE)	5.00	7/01/2034	99
8,940	Public Facilities Auth.	5.00	7/01/2033	9,953
13,465	Public Facilities Auth.	5.00	7/01/2034	14,946
16,750	St. Charles Parish (Put Date 6/01/2022)(b)	4.00	12/01/2040	17,764
35,100	St. James Parish (Put Date 7/06/2018)(a)	1.63	11/01/2040	35,100
34,000	St. James Parish (Put Date 7/06/2018)(a)	1.61	11/01/2040	34,000
1,000	State University & Agricultural &
	Mechanical College	4.00	7/01/2031	1,049
1,000	State University & Agricultural &
	Mechanical College	4.00	7/01/2032	1,047
1,000	State University & Agricultural &
	Mechanical College	4.00	7/01/2033	1,043
875	Terrebonne Parish Hospital Service
	District No. 1 (PRE)	5.00	4/01/2022	924
925	Terrebonne Parish Hospital Service
	District No. 1 (PRE)	5.00	4/01/2023	977
720	Terrebonne Parish Hospital Service
	District No. 1 (PRE)	4.65	4/01/2024	756
1,535	Terrebonne Parish Hospital Service
	District No. 1 (PRE)	5.00	4/01/2028	1,621
1,565	Terrebonne Parish Hospital Service
	District No. 1	5.00	4/01/2022	1,646
1,645	Terrebonne Parish Hospital Service
	District No. 1	5.00	4/01/2023	1,728
1,280	Terrebonne Parish Hospital Service
	District No. 1	4.65	4/01/2024	1,330
2,715	Terrebonne Parish Hospital Service
	District No. 1	5.00	4/01/2028	2,824
5,000	Tobacco Settlement Financing Corp.	5.00	5/15/2023	5,574
10,000	Tobacco Settlement Financing Corp.	5.25	5/15/2031	10,713
				241,848

Maine (0.3%)

11,500	Health & Higher Educational Facilities
	Auth.	6.00	7/01/2026	12,130
1,635	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2024	1,769
1,000	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2026	1,067
1,000	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2027	1,061
				16,027

Maryland (1.0%)

2,500	EDC	6.20	9/01/2022	2,574
1,250	EDC	5.00	6/01/2030	1,419
1,000	EDC	5.00	6/01/2031	1,135
1,000	EDC	5.00	6/01/2032	1,134
2,000	EDC	5.00	6/01/2035	2,246
1,000	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2033	1,109
1,000	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2034	1,103
1,310	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2035	1,440

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Health & Higher Educational Facilities
	Auth.	5.00%	7/01/2036 $	1,096
1,415	Health & Higher Educational Facilities
	Auth.	5.50	1/01/2029	1,654
1,750	Health & Higher Educational Facilities
	Auth.	5.50	1/01/2030	2,039
1,585	Health & Higher Educational Facilities
	Auth.	5.50	1/01/2031	1,839
5,000	Health & Higher Educational Facilities
	Auth.	5.50	1/01/2036	5,717
1,000	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2033	1,089
2,200	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2034	2,385
2,500	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2034	2,743
3,190	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2031	3,536
6,505	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2032	7,194
3,600	Health & Higher Educational Facilities
	Auth.	5.00	7/01/2033	3,967
				45,419

Massachusetts (1.7%)

110	Clean Water Trust	4.75	8/01/2025	110
6,000	Dev. Finance Agency (PRE)	5.75	12/01/2042	6,210
2,000	Dev. Finance Agency	5.00	7/01/2030	2,086
640	Dev. Finance Agency	5.00	7/01/2020	676
1,480	Dev. Finance Agency	5.00	7/01/2022	1,622
1,720	Dev. Finance Agency	5.00	7/01/2027	1,851
450	Dev. Finance Agency	5.00	1/01/2031	505
645	Dev. Finance Agency	5.00	1/01/2032	722
535	Dev. Finance Agency	5.00	1/01/2033	597
2,155	Dev. Finance Agency	5.00	4/15/2033	2,315
700	Dev. Finance Agency	5.00	1/01/2034	779
735	Dev. Finance Agency	5.00	1/01/2035	816
1,000	Dev. Finance Agency	5.00	1/01/2036	1,109
2,000	Dev. Finance Agency	5.00	7/01/2030	2,252
1,675	Dev. Finance Agency	5.00	7/01/2031	1,880
2,000	Dev. Finance Agency	5.00	7/01/2036	2,209
1,250	Dev. Finance Agency	5.00	7/01/2032	1,405
1,250	Dev. Finance Agency	5.00	7/01/2033	1,401
1,000	Dev. Finance Agency	5.00	7/01/2034	1,116
5,780	Dev. Finance Agency (PRE)	6.00	7/01/2024	6,035
3,220	Dev. Finance Agency	6.00	7/01/2024	3,355
1,500	Dev. Finance Agency	5.00	7/01/2035	1,662
1,000	Dev. Finance Agency	5.00	7/01/2036	1,106
3,600	Dev. Finance Agency(d)	4.00	10/01/2032	3,603
1,000	Dev. Finance Agency(d)	5.00	10/01/2037	1,081
2,700	Dev. Finance Agency (PRE)	6.25	1/01/2027	2,985
1,800	Dev. Finance Agency	6.25	1/01/2027	1,972
5,375	Dev. Finance Agency	5.00	7/01/2035	6,060
4,415	Dev. Finance Agency	5.00	7/01/2036	4,961
5,285	Dev. Finance Agency	5.00	7/01/2037	5,930
5,000	Dev. Finance Agency	5.00	7/01/2038	5,601
4,000	Health & Educational Facilities Auth.	5.00	7/15/2027	4,034
3,110	Health & Educational Facilities Auth.	5.00	7/01/2019	3,203
				81,249

Michigan (1.9%)

3,000	Building Auth.	5.00	10/15/2029	3,388
2,000	Finance Auth. (NBGA - Michigan School
	Bond Qualification & Loan Program)	5.00	5/01/2024	2,277

13 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,700	Finance Auth. (NBGA - Michigan School
	Bond Qualification & Loan Program)	5.00%	5/01/2025 $	1,958
8,200	Finance Auth.	5.00	12/01/2034	9,322
4,600	Finance Auth.	5.00	12/01/2035	5,219
6,000	Finance Auth.	4.00	11/15/2035	6,137
1,000	Finance Auth.	4.00	11/15/2036	1,019
10,000	Grand Traverse County Hospital Finance
	Auth.	5.00	7/01/2029	10,895
13,560	Great Lakes Water Auth. Water Supply
	System	4.00	7/01/2032	13,943
12,000	Kent Hospital Finance Auth.	5.00	11/15/2029	13,027
2,775	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2032	3,153
2,875	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2033	3,250
2,965	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2034	3,332
3,065	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2035	3,431
2,770	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2036	3,095
3,000	State Trunk Line	5.00	11/01/2019	3,134
2,000	State Trunk Line	5.00	11/01/2020	2,090
				88,670

Minnesota (0.1%)

1,750	St. Paul Housing and Redevelopment
	Auth. (PRE)	5.00	11/15/2029	2,057
1,275	St. Paul Housing and Redevelopment
	Auth. (PRE)	5.00	11/15/2030	1,498
				3,555

Mississippi (0.4%)

7,000	Dev. Bank (INS - Assured Guaranty
	Municipal Corp.)	5.00	9/01/2030	7,624
2,000	Dev. Bank	5.00	4/01/2028	2,201
6,500	Hospital Equipment & Facilities Auth. (Put
	Date 7/11/2018)(a),(d)	2.05	9/01/2022	6,500
				16,325

Missouri (0.6%)

2,570	Cape Girardeau County IDA	6.00	3/01/2033	2,923
1,780	Cape Girardeau County IDA	5.00	6/01/2025	1,948
2,555	Cape Girardeau County IDA	5.00	6/01/2027	2,780
500	Cape Girardeau County IDA	5.00	3/01/2032	550
750	Cape Girardeau County IDA	5.00	3/01/2036	809
1,000	Dev. Finance Board	5.00	6/01/2030	1,105
4,215	Dev. Finance Board	5.00	6/01/2031	4,648
2,350	Health & Educational Facilities Auth.	5.25	5/01/2033	2,564
2,310	Health & Educational Facilities Auth.	5.00	5/01/2030	2,551
1,380	St. Louis County IDA	5.00	9/01/2023	1,501
2,750	St. Louis County IDA	5.50	9/01/2033	3,082
2,075	Stoddard County IDA	6.00	3/01/2037	2,348
				26,809

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Montana (0.2%)

$ 8,500 City of Forsyth3.90% 3/01/2031 $ 8,711

Nebraska (0.2%)

3,550	Central Plains Energy Project	5.00	9/01/2036	4,219
1,250	Douglas County Hospital Auth. No. 3	5.00	11/01/2028	1,413
1,600	Douglas County Hospital Auth. No. 3	5.00	11/01/2030	1,793
2,400	Public Power Generation Agency	5.00	1/01/2037	2,695
				10,120

Nevada (1.7%)

620	Carson City	5.00	9/01/2029	703
1,000	Carson City	5.00	9/01/2031	1,128
1,000	Carson City	5.00	9/01/2033	1,122
1,950	Carson City	5.00	9/01/2037	2,166
20,470	Clark County Department of Aviation	5.00	7/01/2032	23,023
10,845	Clark County Department of Aviation	5.00	7/01/2033	12,160
3,660	Clark County Department of Aviation	5.00	7/01/2026	4,293
2,220	Clark County Department of Aviation	5.00	7/01/2027	2,637
18,000	Humboldt County	5.15	12/01/2024	18,667
2,000	Las Vegas Convention & Visitors Auth.	4.00	7/01/2033	2,082
4,560	Las Vegas Convention & Visitors Auth.	4.00	7/01/2034	4,727
5,075	Las Vegas Convention & Visitors Auth.	4.00	7/01/2035	5,251
				77,959

New Hampshire (0.2%)

2,880	Health & Education Facilities Auth.	5.00	8/01/2034	3,267
2,700	Health & Education Facilities Auth.	5.00	8/01/2035	3,053
2,000	Health & Education Facilities Auth.	5.00	8/01/2036	2,261
1,500	Health & Education Facilities Auth.	5.00	8/01/2037	1,697
				10,278

New Jersey (5.9%)

630	Atlantic City (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2032	710
750	Atlantic City (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2037	834
1,660	Atlantic City (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2032	1,870
1,250	Atlantic City (INS - Assured Guaranty
	Municipal Corp.)	5.00	3/01/2037	1,395
400	Building Auth. (PRE)	4.00	6/15/2030	444
600	Building Auth.	4.00	6/15/2030	602
1,000	Casino Reinvestment Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2029	1,087
1,000	Casino Reinvestment Dev. Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	11/01/2030	1,083
1,135	City of Bayonne (INS - Build America
	Mutual Assurance Co.)	5.00	7/01/2034	1,264
1,000	City of Bayonne (INS - Build America
	Mutual Assurance Co.)	5.00	7/01/2035	1,113
4,750	City of Newark	2.50	11/30/2018	4,758
10,000	EDA (INS - Assured Guaranty Municipal
	Corp.)	5.00	6/15/2025	11,117
9,000	EDA	5.25	6/15/2033	9,790
7,300	EDA (PRE)	5.25	9/01/2022	7,924
7,300	EDA (ETM)	5.25	9/01/2019	7,607
2,700	EDA	5.25	9/01/2022	2,872
2,700	EDA	5.25	9/01/2019	2,799
3,500	EDA	4.45	6/01/2023	3,646
5,125	EDA	5.00	6/15/2025	5,639
2,500	EDA	5.00	6/15/2026	2,670
18,410	EDA	5.00	3/01/2025	19,751

15 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,500	EDA	3.13%	7/01/2029 $	1,473
1,000	EDA	3.38	7/01/2030	983
10,000	EDA (MUNIPSA + 1.55%)	3.06(c)	9/01/2027	9,888
10,000	EDA (MUNIPSA + 1.60%)	3.11(c)	3/01/2028	9,910
5,740	Educational Facilities Auth.	5.50	9/01/2028	6,514
4,000	Educational Facilities Auth.	5.50	9/01/2029	4,521
3,000	Educational Facilities Auth.	5.50	9/01/2030	3,382
4,590	Educational Facilities Auth.	5.50	9/01/2031	5,164
8,075	Educational Facilities Auth.	5.50	9/01/2032	9,072
3,000	Educational Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2034	3,444
3,350	Educational Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2035	3,838
1,800	Educational Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	7/01/2036	1,850
500	Educational Facilities Auth.	4.00	7/01/2033	520
750	Educational Facilities Auth.	4.00	7/01/2034	777
1,250	Educational Facilities Auth.	4.00	7/01/2035	1,291
4,535	Essex County Improvement Auth. (INS -
	Assured Guaranty Municipal Corp.)	6.00	11/01/2025	4,916
1,500	Health Care Facilities Financing Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	7/01/2030	1,688
2,000	Health Care Facilities Financing Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	7/01/2027	2,276
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2033	2,168
2,000	Health Care Facilities Financing Auth.	5.00	10/01/2034	2,160
2,620	Health Care Facilities Financing Auth.	5.00	10/01/2035	2,825
1,455	New Brunswick Parking Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2035	1,650
2,000	New Brunswick Parking Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2036	2,263
500	Newark Housing Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2029	520
750	Newark Housing Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2030	777
500	Newark Housing Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	12/01/2031	517
500	South Jersey Transportation Auth. LLC	5.00	11/01/2030	553
750	South Jersey Transportation Auth. LLC	5.00	11/01/2031	828
1,085	South Jersey Transportation Auth. LLC	5.00	11/01/2034	1,188
5,000	Tobacco Settlement Financing Corp.	5.00	6/01/2036	5,659
5,000	Transportation Trust Fund Auth. (INS -
	AMBAC Assurance Corp.)	5.25	12/15/2022	5,538
3,000	Transportation Trust Fund Auth.	5.00	6/15/2030	3,277
2,000	Transportation Trust Fund Auth.	5.25	6/15/2033	2,176
3,000	Transportation Trust Fund Auth.	5.25	6/15/2034	3,248
20,000	Transportation Trust Fund Auth.	5.85(e)	12/15/2025	14,890
10,000	Transportation Trust Fund Auth.
	(MUNIPSA + 1.20%) (Put Date
	12/15/2021)(b)	2.71(c)	6/15/2034	10,039
10,000	Turnpike Auth.	5.00	1/01/2034	11,189
7,675	Turnpike Auth.	5.00	1/01/2034	8,687
4,725	Turnpike Auth.	5.00	1/01/2035	5,338
3,500	Turnpike Auth.	4.00	1/01/2035	3,684
7,000	Turnpike Auth. (PRE)	5.00	1/01/2021	7,123
13,000	Turnpike Auth. (PRE)	5.00	1/01/2021	13,229
8,000	Union City	2.50	3/21/2019	8,036
				278,044

Portfolio of Investments | 16

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

New Mexico (1.2%)

$20,000	City of Farmington (Put Date
	6/01/2020)(b)	5.20%	6/01/2040	$21,093
20,000	City of Farmington	4.70	5/01/2024	21,192
12,000	City of Farmington (Put Date
	10/01/2021)(b)	1.88	4/01/2033	11,720
				54,005

New York (4.7%)

3,700	Chautauqua Tobacco Asset Securitization
	Corp.	5.00	6/01/2034	3,911
575	City of Newburgh	5.00	6/15/2023	634
5,415	City of Oyster Bay	4.00	2/15/2024	5,745
9,750	City of Oyster Bay	4.00	2/15/2025	10,361
3,000	City of Oyster Bay	4.00	2/15/2026	3,192
2,600	City of Yonkers (ETM) (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2023	2,864
4,405	Dormitory Auth. (ETM)	5.30	2/15/2019	4,510
1,000	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2027	1,141
1,000	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2028	1,136
1,300	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2029	1,473
15	Dormitory Auth. (ETM)	5.00	5/01/2023	17
15	Dormitory Auth. (PRE)	5.00	5/01/2024	17
25	Dormitory Auth. (PRE)	5.00	5/01/2025	28
20	Dormitory Auth. (PRE)	5.00	5/01/2026	23
735	Dormitory Auth.	5.00	5/01/2023	817
735	Dormitory Auth.	5.00	5/01/2024	812
1,175	Dormitory Auth.	5.00	5/01/2025	1,293
980	Dormitory Auth.	5.00	5/01/2026	1,074
600	Dormitory Auth.(d)	5.00	12/01/2035	666
20,000	Dormitory Auth.	5.00	2/15/2032	22,796
2,000	Erie County IDA	5.00	5/01/2028	2,251
2,500	Hudson Yards Infrastructure Corp.	5.00	2/15/2037	2,873
17,075	Long Island Power Auth. (PRE)	5.00	4/01/2023	17,530
5,000	Monroe County IDC (NBGA - Federal
	Housing Administration)	5.75	8/15/2030	5,508
10,000	MTA	5.00	11/15/2034	11,270
2,000	MTA	5.00	11/15/2035	2,248
2,000	MTA	5.00	11/15/2034	2,254
3,000	MTA	5.00	11/15/2035	3,373
8,000	MTA (PRE)	6.25	11/15/2023	8,146
80	MTA (PRE)	6.25	11/15/2023	81
1,920	MTA	6.25	11/15/2023	1,954
18,340	MTA	4.00	11/15/2035	19,146
1,100	Nassau County	5.00	1/01/2035	1,233
1,150	Nassau County	5.00	1/01/2036	1,287
5,000	New York City	5.13	11/15/2022	5,069
5,000	New York City	5.25	11/15/2024	5,071
3,500	New York City Transitional Finance Auth.
	Building Aid	5.00	1/15/2022	3,568
15,350	New York City Transitional Finance Auth.
	Building Aid	5.00	7/15/2034	17,275
4,000	New York City Transitional Finance Auth.
	Building Aid	5.00	7/15/2035	4,615
25,000	New York City Transitional Finance Auth.
	Future Tax Secured (PRE)	5.00	5/01/2026	25,725
2,250	Niagara Area Dev. Corp.	4.00	11/01/2024	2,251
1,670	Niagara Falls City School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/15/2023	1,874
1,450	Niagara Falls City School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/15/2024	1,648

17 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,670	Niagara Falls City School District (INS -
	Assured Guaranty Municipal Corp.)	5.00%	6/15/2025 $	1,882
1,585	Rockland County	3.50	10/01/2021	1,625
1,190	Rockland County	3.63	10/01/2022	1,219
1,560	Rockland County	3.63	10/01/2023	1,593
1,665	Rockland County	3.63	10/01/2024	1,695
790	Saratoga County Capital Resource Corp.	5.00	12/01/2028	877
220	Suffolk County EDC (PRE)	5.00	7/01/2028	240
1,280	Suffolk County EDC	5.00	7/01/2028	1,379
1,350	Westchester County Local Dev. Corp.	5.00	1/01/2028	1,463
				220,733

North Carolina (0.6%)

5,500	Capital Facilities Finance Agency (Put
	Date 9/01/2018)(a)	1.45	7/01/2034	5,501
5,000	Eastern Municipal Power Agency (PRE)	5.00	1/01/2026	5,087
1,500	Medical Care Commission	5.00	10/01/2025	1,655
4,805	Medical Care Commission	6.38	7/01/2026	5,230
1,850	Medical Care Commission	5.00	10/01/2030	1,971
3,600	Turnpike Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.00	1/01/2022	3,663
3,330	Turnpike Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.13	1/01/2024	3,390
				26,497

North Dakota (0.3%)

11,085	City of Grand Forks	5.00	12/01/2029	11,773
4,000	Ward County	5.00	6/01/2034	4,438
				16,211

Ohio (2.7%)

5,000	Allen County Hospital Facilities	4.00	8/01/2036	5,132
10,800	Allen County Hospital Facilities	4.00	8/01/2037	11,077
3,000	American Municipal Power, Inc. (PRE)	5.00	2/15/2021	3,157
2,760	American Municipal Power, Inc. (PRE)	5.00	2/15/2022	2,904
6,850	Buckeye Tobacco Settlement Financing
	Auth.	5.13	6/01/2024	6,844
2,250	City of Centerville	5.25	11/01/2037	2,411
2,000	City of Cleveland Airport System	5.00	1/01/2030	2,150
1,000	City of Cleveland Airport System	5.00	1/01/2031	1,075
280	City of Fairview Park (INS - National
	Public Finance Guarantee Corp.)	4.13	12/01/2020	281
7,430	Cuyahoga County	4.00	2/15/2029	7,392
4,000	Cuyahoga County	5.00	2/15/2037	4,286
2,805	Dayton City School District	5.00	11/01/2028	3,319
3,655	Dayton City School District	5.00	11/01/2029	4,341
3,160	Dayton City School District	5.00	11/01/2030	3,785
2,000	Dayton City School District	5.00	11/01/2031	2,419
1,350	Hamilton County	5.00	1/01/2031	1,482
1,400	Hamilton County	5.00	1/01/2036	1,519
4,365	Hamilton County Sales Tax (INS - AMBAC
	Assurance Corp.)	5.83(e)	12/01/2025	3,526
9,000	Hancock County (PRE)	6.50	12/01/2030	10,164
1,000	Higher Educational Facility Commission	5.00	5/01/2031	1,108
500	Higher Educational Facility Commission	5.00	5/01/2033	552
750	Southeastern Ohio Port Auth.	5.00	12/01/2035	785
750	Southeastern Ohio Port Auth.	5.50	12/01/2029	821
6,000	State	5.00	1/15/2035	6,600
3,070	State	5.00	1/15/2036	3,370
7,210	State	5.00	1/15/2034	7,946
5,000	State (Put Date 9/04/2018)(a)	1.45	11/01/2035	5,001
2,000	Turnpike & Infrastructure Commission	5.25	2/15/2029	2,247
1,500	Village of Bluffton	5.00	12/01/2031	1,705
1,500	Village of Bluffton	4.00	12/01/2032	1,540

Portfolio of Investments | 18

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,600	Village of Bluffton	4.00%	12/01/2033 $	1,638
1,795	Village of Bluffton	4.00	12/01/2034	1,829
30,000	Water Dev. Auth. (Put Date 6/03/2019)(b)	4.00	12/01/2033	15,000
				127,406

Oklahoma (0.7%)

5,000	Chickasaw Nation(d)	6.00	12/01/2025	5,073
2,020	Comanche County Hospital Auth.	5.00	7/01/2021	2,092
4,100	Dev. Finance Auth.	5.00	8/15/2033	4,605
8,300	Garfield County Industrial Auth. (Put Date
	7/06/2018)(a)	1.57	1/01/2025	8,300
10,310	Muskogee Industrial Trust (Put Date
	7/06/2018)(a)	1.56	1/01/2025	10,310
940	Tulsa County Industrial Auth.	5.00	11/15/2028	1,047
1,780	Tulsa County Industrial Auth.	5.00	11/15/2030	1,967
				33,394

Oregon (0.0%)

500	Clackamas County Hospital Facility Auth.	5.00	11/15/2032	559
500	Clackamas County Hospital Facility Auth.	5.00	11/15/2037	553
				1,112

Pennsylvania (7.0%)

1,410	Allegheny County Higher Education
	Building Auth. (PRE)	5.13	3/01/2025	1,528
820	Allegheny County IDA	5.00	9/01/2021	822
1,220	Allegheny County IDA	5.10	9/01/2026	1,222
1,500	Allegheny County Sanitary Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2033	1,575
1,475	Allegheny County Sanitary Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2034	1,542
2,890	Beaver County (INS - Build America
	Mutual Assurance Co.)	4.00	4/15/2028	3,116
2,500	Beaver County (INS - Build America
	Mutual Assurance Co.)	4.00	4/15/2029	2,671
5,000	Beaver County (INS - Build America
	Mutual Assurance Co.)	4.00	4/15/2030	5,303
1,300	Berks County IDA	4.00	11/01/2033	1,336
2,000	Berks County IDA	5.00	11/01/2034	2,247
3,000	Berks County IDA	5.00	11/01/2035	3,363
11,000	Berks County Municipal Auth. (MUNIPSA
	+ 1.50%) (Put Date 7/01/2022)(b)	3.01(c)	11/01/2039	11,168
3,000	Bethlehem Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	11/15/2030	3,294
1,885	Butler County Hospital Auth.	5.00	7/01/2035	2,070
1,000	Chester County IDA	5.00	10/01/2034	1,072
2,750	Chester County IDA	5.13	10/15/2037	2,833
5,000	Commonwealth Financing Auth.	5.00	6/01/2034	5,597
1,250	Commonwealth Financing Auth.	5.00	6/01/2033	1,419
2,000	Commonwealth Financing Auth.	5.00	6/01/2034	2,260
6,500	Cumberland County Municipal Auth.	4.00	12/01/2026	6,640
2,000	Dauphin County General Auth.	4.00	6/01/2030	2,083
1,000	Dauphin County General Auth.	4.00	6/01/2031	1,039
1,000	Delaware County Auth.	5.00	10/01/2025	1,061
3,000	Delaware River Joint Toll Bridge
	Commission	5.00	7/01/2034	3,452
2,720	Delaware River Port Authority	5.00	1/01/2025	2,971
13,000	Economic Dev. Finance Auth.	4.00	10/01/2023	13,553
2,850	Emmaus General Auth. (INS - Assured
	Guaranty Municipal Corp.) (LIQ - Wells
	Fargo & Co.) (Put Date 7/06/2018)(a)	1.56	12/01/2028	2,850
1,625	Higher Educational Facilities Auth. (PRE)	5.00	7/01/2032	1,810
1,730	Higher Educational Facilities Auth.	5.25	7/15/2025	1,887
2,020	Higher Educational Facilities Auth.	5.25	7/15/2026	2,181

19 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,125	Higher Educational Facilities Auth.	5.25%	7/15/2027 $	2,293
2,245	Higher Educational Facilities Auth.	5.25	7/15/2028	2,425
1,965	Higher Educational Facilities Auth.	5.25	7/15/2033	2,121
2,415	Higher Educational Facilities Auth.	5.00	7/15/2030	2,589
5,000	Luzerne County (INS - Assured Guaranty
	Municipal Corp.)	5.00	11/15/2029	5,611
1,750	Montgomery County Higher Education &
	Health Auth.	5.00	9/01/2034	1,995
1,850	Montgomery County Higher Education &
	Health Auth.	5.00	9/01/2035	2,102
1,750	Montgomery County Higher Education &
	Health Auth.	5.00	9/01/2037	1,982
1,200	Montgomery County IDA	5.00	11/15/2023	1,317
2,750	Montgomery County IDA	5.00	11/15/2024	3,000
1,000	Montour School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2033	1,137
1,500	Montour School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2034	1,699
1,500	Montour School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	4/01/2035	1,696
4,645	Northampton County General Purpose
	Auth. (MUNIPSA + 70% of 1 mo.
	LIBOR + 1.04%) (Put Date
	8/15/2024)(b)	2.45(c)	8/15/2048	4,656
1,525	Northeastern Pennsylvania Hospital &
	Education Auth.	5.00	3/01/2037	1,636
9,895	Philadelphia School District	5.00	9/01/2031	11,142
5,000	Philadelphia School District	5.00	9/01/2032	5,615
4,000	Philadelphia School District	5.00	9/01/2033	4,477
5,100	Philadelphia School District	5.00	9/01/2034	5,692
1,000	Philadelphia School District	5.00	9/01/2034	1,136
1,000	Philadelphia School District	5.00	9/01/2035	1,133
1,000	Philadelphia School District	5.00	9/01/2036	1,130
1,000	Philadelphia School District	5.00	9/01/2037	1,127
1,250	Public School Building Auth.	5.00	4/01/2023	1,356
10,000	Public School Building Auth.	5.00	6/01/2029	11,318
6,100	Public School Building Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/01/2031	6,889
15,380	Public School Building Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2031	15,947
2,000	Reading School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2036	2,253
1,500	Reading School District (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2037	1,687
1,000	Scranton School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2032	1,123
1,600	Scranton School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2033	1,790
750	Scranton School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2035	833
1,350	State	5.00	7/01/2034	1,515
750	State	5.00	7/01/2035	839
800	State	5.00	7/01/2037	891
20,000	State	4.00	3/01/2036	20,647
1,500	Turnpike Commission	5.00	12/01/2032	1,659
4,345	Turnpike Commission	5.00	12/01/2033	4,798
7,145	Turnpike Commission	5.00	12/01/2033	7,947
6,250	Turnpike Commission	5.00	12/01/2034	6,930
5,700	Turnpike Commission	5.00	12/01/2035	6,301
3,500	Turnpike Commission	5.00	12/01/2032	3,905
2,000	Turnpike Commission	5.00	12/01/2034	2,241
2,000	Turnpike Commission	5.00	12/01/2035	2,237
10,655	Turnpike Commission	5.00	6/01/2035	11,778
8,255	Turnpike Commission	5.00	6/01/2036	9,102
3,000	Turnpike Commission	5.00	12/01/2034	3,327

Portfolio of Investments | 20

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,320	Turnpike Commission	5.00%	12/01/2035 $	3,670
3,690	Turnpike Commission	5.00	12/01/2036	4,069
25,000	Turnpike Commission	4.00	6/01/2034	25,424
5,750	Turnpike Commission	5.00	6/01/2036	6,350
				328,502

Puerto Rico (0.1%)

2,600 Industrial, Tourist, Educational, Medical &
Environmental Control Facilities
Financing Auth.	5.00	4/01/2027	2,457

Rhode Island (0.3%)

2,000	Health & Educational Building Corp.
	(PRE)	6.00	9/01/2033	2,378
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2028	2,238
2,000	Tobacco Settlement Financing Corp.	5.00	6/01/2029	2,223
2,500	Tobacco Settlement Financing Corp.	5.00	6/01/2030	2,762
1,350	Turnpike & Bridge Auth.	5.00	10/01/2033	1,528
4,345	Turnpike & Bridge Auth.	5.00	10/01/2035	4,890
				16,019

South Carolina (0.9%)

1,000	Lexington County Health Services District,
	Inc.	4.00	11/01/2031	1,055
1,000	Lexington County Health Services District,
	Inc.	4.00	11/01/2032	1,053
7,200	Piedmont Municipal Power Agency (INS -
	Assured Guaranty Corp.)	5.00	1/01/2028	7,742
2,700	Piedmont Municipal Power Agency (INS -
	Assured Guaranty Corp.)	5.00	1/01/2028	2,903
9,835	Public Service Auth.	5.00	12/01/2034	10,790
8,500	Public Service Auth.	5.00	12/01/2036	9,276
7,000	Public Service Auth.	5.00	12/01/2035	7,664
				40,483

South Dakota (0.0%)

1,700 Health & Educational Facilities Auth.	5.00	11/01/2024	1,770

Tennessee (0.9%)

24,150	Chattanooga Health Educational &
	Housing Facility Board (Put Date
	7/06/2018)(a)	1.58	5/01/2039	24,150
1,890	City of Jackson	5.25	4/01/2023	1,896
3,500	Greeneville Health & Educational
	Facilities Board	5.00	7/01/2037	3,962
2,710	Greeneville Health & Educational
	Facilities Board	5.00	7/01/2035	3,087
3,000	Greeneville Health & Educational
	Facilities Board	5.00	7/01/2036	3,404
5,000	Metropolitan Gov't Nashville & Davidson
	County Health & Educational Facs Bd	5.00	7/01/2035	5,600
				42,099

Texas (10.7%)

1,105	Austin Convention Enterprises, Inc.	5.00	1/01/2034	1,242
550	Austin Convention Enterprises, Inc.	5.00	1/01/2034	603
2,740	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2025	2,918
2,990	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2027	3,180
1,640	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2028	1,738

21 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,600	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00%	12/01/2029 $	1,686
1,700	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.00	12/01/2030	1,789
5,150	Board of Managers Joint Guadalupe
	County-City of Seguin Hospital	5.25	12/01/2035	5,495
4,240	Boerne School District (NBGA - Texas
	Permanent School Fund)	3.66(e)	2/01/2026	3,290
2,500	Central Texas Regional Mobility Auth.
	(PRE)	5.75	1/01/2025	2,649
885	Central Texas Regional Mobility Auth.	5.90(e)	1/01/2022	809
7,000	Central Texas Regional Mobility Auth.	6.25(e)	1/01/2024	5,956
2,535	Central Texas Regional Mobility Auth.	6.50(e)	1/01/2026	1,970
500	Central Texas Regional Mobility Auth.	5.00	1/01/2023	550
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2033	3,779
700	Central Texas Regional Mobility Auth.	5.00	1/01/2021	743
500	Central Texas Regional Mobility Auth.	5.00	1/01/2022	541
1,250	Central Texas Regional Mobility Auth.	5.00	1/01/2034	1,382
1,100	Central Texas Regional Mobility Auth.	5.00	1/01/2035	1,213
8,500	Central Texas Turnpike System	5.00	8/15/2034	9,275
10,000	Central Texas Turnpike System	5.00	8/15/2033	10,940
1,500	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2034	1,709
1,500	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2035	1,705
3,100	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2036	3,512
3,305	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2037	3,738
4,380	City of Arlington (INS - Build America
	Mutual Assurance Co.)	5.00	2/15/2038	4,951
1,800	City of Corpus Christi Utility System	4.00	7/15/2032	1,908
1,100	City of Corpus Christi Utility System	4.00	7/15/2033	1,160
1,050	City of Corpus Christi Utility System	4.00	7/15/2034	1,101
1,000	City of Corpus Christi Utility System	4.00	7/15/2035	1,045
2,300	City of Houston	5.00	9/01/2029	2,575
1,000	City of Houston	5.00	9/01/2030	1,116
5,615	City of Houston	5.00	9/01/2032	6,236
5,345	City of Houston	5.00	9/01/2033	5,920
2,150	City of Houston	5.00	9/01/2034	2,372
1,575	City of Houston	5.00	9/01/2035	1,733
4,000	City of Houston Airport System	5.00	7/01/2024	4,010
7,000	City of Houston Airport System	5.00	7/01/2025	7,018
740	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2032	776
1,000	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2033	1,045
1,000	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2034	1,040
1,500	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2036	1,552
1,300	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School
	Fund)	4.00	8/15/2032	1,381
2,000	Dallas/Fort Worth International Airport	5.25	11/01/2028	2,266
7,500	Dallas/Fort Worth International Airport	5.25	11/01/2029	8,487
1,000	Decatur Hospital Auth.	5.25	9/01/2029	1,096
1,000	Decatur Hospital Auth.	5.00	9/01/2034	1,071
1,215	Downtown Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	5.00	9/01/2029	1,387
1,380	Downtown Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	5.00	9/01/2030	1,570
2,000	Downtown Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	5.00	9/01/2031	2,267

Portfolio of Investments | 22

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,500	Downtown Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	5.00%	9/01/2032 $	1,695
2,680	Downtown Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	5.00	9/01/2033	3,019
1,400	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2028	1,499
4,710	Harris County Cultural Education Facilities
	Finance Corp.	5.00	12/01/2027	5,226
40,000	Harris County IDC (PRE)	5.00	2/01/2023	41,844
750	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2030	843
2,030	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2031	2,273
2,500	Harris County Municipal Utility District No.
	165 (INS - Build America Mutual
	Assurance Co.)	5.00	3/01/2032	2,792
3,850	Houston Higher Education Finance Corp.	5.25	9/01/2031	4,255
4,075	Houston Higher Education Finance Corp.	5.25	9/01/2032	4,503
4,000	Karnes County Hospital District	5.00	2/01/2029	4,262
4,000	Karnes County Hospital District	5.00	2/01/2034	4,210
3,100	Mesquite Health Facility Dev. Corp.	5.00	2/15/2026	3,321
1,075	Mesquite Health Facility Dev. Corp.	5.00	2/15/2035	1,120
2,155	New Braunfels ISD (NBGA - Texas
	Permanent School Fund)	3.04(e)	2/01/2023	1,903
7,500	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2030	6,690
9,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2035	8,030
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	11/01/2031	1,102
1,475	New Hope Cultural Education Facilities
	Finance Corp.	4.00	11/01/2036	1,485
1,635	Newark Higher Education Finance Corp.	4.00	4/01/2032	1,689
2,000	Newark Higher Education Finance Corp.	4.00	4/01/2033	2,055
4,470	Newark Higher Education Finance Corp.	4.00	4/01/2034	4,575
1,650	Newark Higher Education Finance Corp.	4.00	4/01/2035	1,682
2,150	Newark Higher Education Finance Corp.	4.00	4/01/2036	2,184
7,000	North East Texas Regional Mobility Auth.	5.00	1/01/2036	7,711
5,485	North East Texas Regional Mobility Auth.	5.00	1/01/2036	5,997
20,000	North Texas Tollway Auth. (INS - Assured
	Guaranty Corp.)	5.91(e)	1/01/2029	14,245
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,668
8,000	North Texas Tollway Auth.	5.00	1/01/2032	8,983
7,500	North Texas Tollway Auth.	5.00	1/01/2034	8,412
1,515	North Texas Tollway Auth.	5.00	1/01/2034	1,715
12,195	North Texas Tollway Auth. (PRE)	6.00	1/01/2025	12,470
2,805	North Texas Tollway Auth.	6.00	1/01/2025	2,863
2,000	North Texas Tollway Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	1/01/2035	2,091
1,695	North Texas Tollway Auth. (INS - Assured
	Guaranty Municipal Corp.)	4.00	1/01/2036	1,768
2,230	Permanent University Fund - University of
	Texas System	5.00	7/01/2032	2,552
3,250	Permanent University Fund - University of
	Texas System	5.00	7/01/2033	3,708
2,500	Permanent University Fund - University of
	Texas System	5.00	7/01/2034	2,842
26,500	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78	4/01/2040	26,500
29,670	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78	4/01/2040	29,670

23 | USAA Tax Exempt Intermediate-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$15,550	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78%	4/01/2040 $	15,550
17,050	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78	11/01/2040	17,050
25,220	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78	11/01/2040	25,220
14,935	San Antonio Housing Trust Finance Corp.
	(NBGA - Federal Home Loan Mortgage
	Corp.) (Put Date 10/01/2028)(b)	3.50	4/01/2043	15,246
5,000	Tarrant County Cultural Education
	Facilities Finance Corp.	6.63	11/15/2037	5,583
2,000	Tarrant County Cultural Education
	Facilities Finance Corp.	3.88	11/15/2022	2,001
2,145	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2030	2,407
2,250	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2031	2,516
2,365	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2032	2,638
2,175	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2037	2,393
7,235	Transportation Commission State
	Highway Fund	5.00	10/01/2026	8,604
6,960	Trophy Club Public Improvement District
	No. 1 (INS - Assured Guaranty
	Municipal Corp.)	5.00	6/01/2033	7,727
10,000	Tyler Health Facilities Dev. Corp. (PRE)	5.50	7/01/2027	10,994
				500,876

U. S. Virgin Islands (0.1%)

6,500 Public Finance Auth.(d)	5.00	9/01/2030	6,886

Utah (0.1%)

5,123 Jordanelle Special Service District(d)	12.00	8/01/2030	5,123

Vermont (0.3%)

9,000	EDA	5.00	12/15/2020	9,591
2,500	Educational & Health Buildings Financing
	Agency	5.00	12/01/2036	2,788
				12,379

Virginia (1.0%)

1,440	College Building Auth.	5.00	6/01/2021	1,441
11,280	College Building Auth.	5.00	6/01/2026	11,281
10,000	College Building Auth.	4.00	2/01/2034	10,650
5,000	College Building Auth.	4.00	2/01/2036	5,294
2,150	Fairfax County EDA	5.00	10/01/2036	2,391
10,000	Roanoke EDA	5.00	7/01/2025	10,644
750	Stafford County EDA	5.00	6/15/2033	833
2,620	Stafford County EDA	5.00	6/15/2034	2,896
1,930	Stafford County EDA	5.00	6/15/2035	2,129
				47,559

Washington (0.4%)

3,090	Health Care Facilities Auth.	5.00	8/15/2033	3,467
3,470	Health Care Facilities Auth.	5.00	8/15/2034	3,876
2,355	Health Care Facilities Auth.	5.00	7/01/2035	2,652
2,250	Health Care Facilities Auth.	5.00	7/01/2036	2,528
3,125	Health Care Facilities Auth.	4.00	7/01/2037	3,200
5,000	Tobacco Settlement Auth.	5.25	6/01/2031	5,265
				20,988

Portfolio of Investments | 24

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

West Virginia (0.2%)

$1,850	Hospital Finance Auth.	5.00%	6/01/2033	$2,097
2,970	Hospital Finance Auth.	5.00	6/01/2034	3,352
2,405	Hospital Finance Auth.	5.00	6/01/2035	2,705
				8,154

Wisconsin (0.6%)

2,000	Health & Educational Facilities Auth.		5.00	7/15/2028	2,148
1,500	Health & Educational Facilities Auth.
	(PRE)		5.00	8/15/2026	1,669
1,935	Health & Educational Facilities Auth.
	(PRE)		5.00	8/15/2029	2,153
5,000	Health & Educational Facilities Auth.		5.13	4/15/2031	5,428
1,000	Health & Educational Facilities Auth.		5.00	8/15/2034	1,100
9,830	Health & Educational Facilities Auth.		4.00	11/15/2036	10,111
1,000	Public Finance Auth.(d)		5.25	5/15/2037	1,097
1,500	Public Finance Auth.		4.05	11/01/2030	1,529
1,250	Public Finance Auth.(d)		3.95	11/15/2024	1,271
					26,506
	Total Municipal Obligations (cost: $4,548,024)				4,629,471
	Total Investments(cost:$4,548,024)				$4,629,471
($ in 000s)	VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$ 4,629,471	$—	$ 4,629,471
Total		$—	$4,629,471	$—	$4,629,471

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

25 | USAA Tax Exempt Intermediate-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Tax Exempt Intermediate-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 26

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

27 | USAA Tax Exempt Intermediate-Term Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,675,419,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity

Notes to Portfolio of Investments | 28

IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(c)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2018.

29 | USAA Tax Exempt Intermediate-Term Fund

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $248,000, which represented 0.0% of the Fund's net assets.

(g)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(h)Up to 6.05% of the coupon may be PIK.

Notes to Portfolio of Investments | 30

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT LONG-TERM FUND

JUNE 30, 2018

(Form N-Q)

48498-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Long-Term Fund

June 30, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (99.6%)

Alabama (1.5%)

$4,245	Chatom IDB (INS - Assured Guaranty
	Municipal Corp.)	5.00%	8/01/2037 $	4,471
7,000	Docks Department (PRE)	6.00	10/01/2035	7,642
4,500	Homewood Educational Building Auth.	5.00	12/01/2047	4,980
11,500	Lower Alabama Gas District	5.00	9/01/2046	13,941
1,750	Montgomery Medical Clinic Board	5.00	3/01/2036	1,888
2,000	Selma IDB	5.80	5/01/2034	2,140
				35,062

Arizona (3.3%)

5,000	Apache County IDA	4.50	3/01/2030	5,349
5,000	City of Goodyear Water & Sewer	5.63	7/01/2039	5,359
1,000	City of Phoenix Civic Improvement Corp.
	(INS - National Public Finance
	Guarantee Corp.)	5.50	7/01/2029	1,238
1,500	City of Phoenix Civic Improvement Corp.
	(INS - National Public Finance
	Guarantee Corp.)	5.50	7/01/2030	1,877
6,000	Health Facilities Auth.	5.00	2/01/2042	6,331
5,000	Health Facilities Auth. (MUNIPSA +
	1.85%) (Put Date 2/01/2023)(a)	3.36(b)	2/01/2048	5,239
1,725	IDA	5.00	7/01/2052	1,908
1,600	Maricopa County IDA	5.00	7/01/2047	1,670
7,000	Maricopa County Pollution Control Corp.	5.00	6/01/2035	7,357
6,000	Phoenix IDA(c)	5.00	7/01/2044	6,320
1,200	Phoenix IDA	5.00	7/01/2041	1,270
1,250	Phoenix IDA	5.00	7/01/2042	1,380
3,000	Pima County IDA	5.25	10/01/2040	3,200
2,685	Pima County IDA	4.50	6/01/2030	2,885
3,000	Pima County IDA	4.00	9/01/2029	3,148
2,000	Pima County IDA(c)	5.00	6/15/2052	2,002
10,000	Pinal County Electrical District No. 3	4.00	7/01/2041	10,346
2,000	Yavapai County IDA (PRE)	5.63	8/01/2033	2,007
7,500	Yavapai County IDA (PRE)	5.63	8/01/2037	7,525
				76,411

Arkansas (0.2%)

1,000	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.)	4.97(d)	7/01/2028	728
1,165	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.)	4.98(d)	7/01/2029	812
1,150	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.)	4.99(d)	7/01/2030	767
2,500	Dev. Finance Auth. (INS - AMBAC
	Assurance Corp.)	5.03(d)	7/01/2036	1,210
				3,517

1| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

California (7.7%)

$1,000	Cerritos CCD	5.63%(d)	8/01/2031 $	653
2,500	Cerritos CCD	5.67(d)	8/01/2032	1,564
2,175	Cerritos CCD	5.71(d)	8/01/2033	1,293
1,000	Cerritos CCD	5.76(d)	8/01/2034	567
1,500	Cerritos CCD	5.82(d)	8/01/2035	816
2,200	Cerritos CCD	5.88(d)	8/01/2036	1,146
8,500	Coachella Valley Unified School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.95(d)	8/01/2041	3,400
6,700	Corona-Norco Unified School District
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50	8/01/2039	6,996
3,000	El Camino CCD	5.08(d)	8/01/2034	1,742
3,000	El Camino CCD	5.24(d)	8/01/2038	1,401
10,000	El Monte Union HSD (INS - Assured
	Guaranty Municipal Corp.)	5.75(d)	6/01/2042	3,796
2,500	Escondido Union HSD (INS - Assured
	Guaranty Municipal Corp.)	5.00	6/01/2037	2,626
2,000	Golden State Tobacco Securitization
	Corp.	5.00	6/01/2030	2,228
1,000	Health Facilities Financing Auth.	5.00	11/15/2056	1,139
5,000	Indio Redevelopment Agency	5.25	8/15/2035	5,016
17,025	Inland Empire Tobacco Securitization
	Auth.	5.75	6/01/2026	17,723
2,000	Jurupa Public Financing Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	9/01/2033	2,115
1,200	Los Alamitos Unified School District,
	5.95%, 8/01/2024	5.95(e)	8/01/2024	1,111
4,500	Los Alamitos Unified School District,
	6.05%, 8/01/2024	6.05(e)	8/01/2024	4,122
3,000	Monterey Peninsula Unified School
	District (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50	8/01/2034	3,350
1,860	Paramount Unified School District	6.82(d)	8/01/2034	1,019
2,000	Paramount Unified School District	6.86(d)	8/01/2035	1,045
2,750	Paramount Unified School District	6.90(d)	8/01/2037	1,309
2,750	Paramount Unified School District	6.88(d)	8/01/2036	1,368
5,920	Pollution Control Financing Auth.	5.00	11/21/2045	5,987
4,940	Pollution Control Financing Auth.(c)	5.00	7/01/2037	4,973
1,110	Public Works Board (PRE)	5.00	10/01/2031	1,228
2,000	Public Works Board (PRE)	5.00	10/01/2030	2,213
2,000	Public Works Board	5.00	12/01/2031	2,193
2,500	Public Works Board	5.00	12/01/2029	2,746
2,950	Public Works Board	5.00	6/01/2031	3,313
3,500	Public Works Board	5.00	10/01/2039	3,932
2,000	Sacramento City Schools Joint Powers
	Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	3/01/2040	2,207
2,560	Sacramento City Schools Joint Powers
	Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	3/01/2036	2,836
2,500	San Diego Public Facilities Financing
	Auth.	5.00	10/15/2044	2,853
3,000	San Marcos Schools Financing Auth.
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/15/2040	3,217
13,605	San Ysidro School District (INS - Assured
	Guaranty Municipal Corp.)	5.58(d)	8/01/2036	6,673
14,285	San Ysidro School District (INS - Assured
	Guaranty Municipal Corp.)	5.64(d)	8/01/2037	6,660
15,000	Santa Ana Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.45(d)	4/01/2029	10,283
5,000	Southern California Public Power Auth.	5.00	7/01/2040	5,294

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$300	State	4.50%	8/01/2030 $	301
5,000	State	5.75	4/01/2031	5,157
6,750	State	5.00	2/01/2038	7,485
8,000	State	5.25	4/01/2035	8,863
5,000	State	5.00	10/01/2047	5,735
8,885	Stockton Unified School District (INS -
	Assured Guaranty Municipal Corp.)	7.33(d)	8/01/2034	4,943
5,180	Township Health Care District	5.25	7/01/2030	5,453
5,000	Township Health Care District	5.50	7/01/2038	5,277
2,500	Victor Elementary School District (PRE)
	(INS - Assured Guaranty Municipal
	Corp.)	5.13	8/01/2034	2,599
				179,966

Colorado (1.8%)

10,000	E-470 Public Highway Auth. (INS -
	National Public Finance Guarantee
	Corp.)	5.06(d)	9/01/2035	4,759
2,000	E-470 Public Highway Auth.	5.38	9/01/2026	2,134
2,500	Educational & Cultural Facilities Auth.	5.25	4/01/2043	2,718
750	Educational & Cultural Facilities Auth.	5.00	4/01/2053	828
2,500	Educational & Cultural Facilities Auth.(f)	4.00	12/01/2048	2,491
6,000	Health Facilities Auth.	5.00	6/01/2045	6,483
5,000	Health Facilities Auth.	5.00	12/01/2042	5,306
1,250	Health Facilities Auth.	5.00	6/01/2047	1,374
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,112
2,500	Park Creek Metropolitan District	5.00	12/01/2046	2,777
2,000	Park Creek Metropolitan District	5.00	12/01/2051	2,215
4,000	Rampart Range Metropolitan District No.
	1 (INS - Assured Guaranty Municipal
	Corp.)	5.00	12/01/2047	4,508
5,000	Regional Transportation District	5.00	6/01/2044	5,458
1,000	Southlands Metropolitan District No. 1	5.00	12/01/2047	1,068
				43,231

Connecticut (0.4%)

2,000	Health & Educational Facilities Auth.
	(PRE)	5.00	7/01/2035	2,126
56,093	Mashantucket (Western) Pequot Tribe(g),(h)	6.05(i)	7/01/2031	1,753
5,500	State	5.00	4/15/2038	6,087
				9,966

Delaware (0.2%)

4,000 EDA5.40 2/01/20314,247

District Of Columbia (2.2%)

10,000	Convention & Sports Auth.	5.00	10/01/2040	10,553
1,500	District	5.00	7/01/2042	1,623
1,305	District	5.00	7/01/2036	1,415
1,700	District (PRE)	6.00	7/01/2043	2,016
1,450	District (PRE)	6.00	7/01/2048	1,719
7,500	Metropolitan Washington Airports Auth.	5.13	10/01/2034	7,568
10,000	Metropolitan Washington Airports Auth.	5.63	10/01/2039	10,103
5,000	Metropolitan Washington Airports Auth.	5.00	10/01/2039	5,314
10,000	Metropolitan Washington Airports Auth.
	Dulles Toll Road	5.00	10/01/2053	10,608
				50,919

Florida (8.1%)

2,000	Brevard County Health Facilities Auth.
	(PRE)	7.00	4/01/2039	2,080
350	Broward County School Board (PRE) (INS
	- Assured Guaranty Corp.)	5.25	7/01/2027	363

3| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,500	Broward County Water & Sewer (PRE)	5.25%	10/01/2034 $	1,514
7,000	City of Atlantic Beach	5.63	11/15/2043	7,758
2,000	City of Clearwater Water & Sewer (PRE)	5.25	12/01/2039	2,102
3,950	City of Gainesville Utilities System	5.25	10/01/2034	4,236
2,270	City of Jacksonville	5.00	10/01/2029	2,499
500	City of Lakeland	5.00	9/01/2037	529
1,000	City of Lakeland	5.00	9/01/2042	1,053
13,125	City of Miami (INS - Assured Guaranty
	Municipal Corp.)	5.25	7/01/2035	13,923
4,000	City of Miami (INS - Assured Guaranty
	Municipal Corp.)	5.25	7/01/2039	4,241
2,000	City of Miami Beach Parking	5.00	9/01/2040	2,112
1,500	City of Miami Parking System (INS -
	Assured Guaranty Corp.)	5.00	10/01/2034	1,554
5,675	Department of Children & Families	5.00	10/01/2025	5,691
1,500	Escambia County	6.25	11/01/2033	1,586
1,000	Escambia County Housing Finance Auth.
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.75	6/01/2031	1,038
3,000	Halifax Hospital Medical Center	5.00	6/01/2046	3,228
600	Higher Educational Facilities Financial
	Auth.	5.00	4/01/2032	650
1,500	Higher Educational Facilities Financial
	Auth.	5.25	4/01/2042	1,638
4,000	Lee County IDA	5.75	10/01/2042	4,291
5,000	Lee County IDA	5.50	10/01/2047	5,380
525	Miami-Dade County Aviation (PRE)	5.00	10/01/2029	562
6,350	Miami-Dade County Aviation	5.00	10/01/2029	6,749
23,205	Miami-Dade County Aviation	5.38	10/01/2035	24,857
5,000	Miami-Dade County Expressway Auth.	5.00	7/01/2040	5,263
5,000	Miami-Dade County Expressway Auth.	5.00	7/01/2039	5,533
2,000	Miami-Dade County Health Facilities Auth.	4.00	8/01/2047	2,018
1,750	Miami-Dade County Rickenbacker
	Causeway	5.00	10/01/2043	1,947
5,000	Miami-Dade County School Board (PRE)
	(INS - Assured Guaranty Corp.)	5.25	2/01/2027	5,110
3,950	Miami-Dade County Water & Sewer
	System (PRE)	5.00	10/01/2034	4,235
2,500	Municipal Loan Council (INS - Assured
	Guaranty Municipal Corp.)	5.25	10/01/2033	2,725
3,000	Orange County Health Facilities Auth.
	(PRE)	5.25	10/01/2035	3,028
1,500	Orange County Health Facilities Auth.	4.00	10/01/2045	1,513
10,000	Orange County School Board (PRE) (INS
	- Assured Guaranty Corp.)	5.50	8/01/2034	10,425
2,000	Orlando-Orange County Expressway
	Auth. (PRE)	5.00	7/01/2035	2,124
4,745	Orlando-Orange County Expressway
	Auth. (PRE)	5.00	7/01/2035	5,045
1,255	Orlando-Orange County Expressway
	Auth. (PRE)	5.00	7/01/2035	1,334
5,000	Palm Beach County Health Facilities Auth.	5.00	5/15/2041	5,436
2,000	Palm Beach County Health Facilities Auth.	5.00	11/15/2045	2,226
155	Palm Beach County Solid Waste Auth.
	(PRE)	5.00	10/01/2031	170
9,845	Palm Beach County Solid Waste Auth.	5.00	10/01/2031	10,726
3,650	Pinellas County Educational Facilities
	Auth.	6.00	10/01/2041	3,905
1,000	Pinellas County Educational Facilities
	Auth.	5.00	10/01/2027	1,046
1,000	Pinellas County Educational Facilities
	Auth.	5.25	10/01/2030	1,049
1,835	Sarasota County Health Facilities Auth.	5.00	5/15/2048	2,016
1,000	Sarasota County Public Hospital District	5.63	7/01/2039	1,037

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,000	St. Petersburg Health Facilities Auth.
	(PRE)	6.50%	11/15/2039 $	3,195
2,200	Tampa Housing Auth.	4.85	7/01/2036	2,205
3,050	Tampa-Hillsborough County Expressway
	Auth. (PRE)	5.00	7/01/2042	3,397
2,350	Volusia County Educational Facilities
	Auth. (PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/15/2029	2,582
2,000	Volusia County Educational Facility Auth.	5.00	10/15/2045	2,205
				191,129

Georgia (0.9%)

3,500	City of Atlanta Department of Aviation	5.00	1/01/2035	3,658
4,000	Dahlonega Downtown Dev. Auth. (PRE)
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	7/01/2040	4,257
3,600	Glynn-Brunswick Memorial Hospital Auth.
	(PRE)	5.63	8/01/2034	3,612
400	Glynn-Brunswick Memorial Hospital Auth.	5.63	8/01/2034	401
1,500	Glynn-Brunswick Memorial Hospital Auth.	5.00	8/01/2047	1,647
3,300	Heard County Dev. Auth. (Put Date
	7/02/2018)(j)	1.71	9/01/2026	3,300
1,600	Private Colleges & Universities Auth.	5.00	10/01/2032	1,675
1,250	Thomasville Hospital Auth. (PRE)	5.38	11/01/2040	1,351
1,000	Thomasville Hospital Auth. (PRE)	5.25	11/01/2035	1,078
				20,979

Guam (0.3%)

6,100 Government (LIQ - Barclays Bank plc)
(LOC - Barclays Bank plc) (Put Date
7/06/2018)(c),(j),(k)	1.66	12/01/2046	6,100

Hawaii (0.3%)

6,000 Department of Budget & Finance	6.50	7/01/2039	6,260

Idaho (0.1%)

1,500 Health Facilities Auth. (INS - Assured
Guaranty Municipal Corp.)	5.00	7/01/2035	1,578

Illinois (17.4%)

1,530	Bureau County Township HSD No. 502
	(INS - Build America Mutual Assurance
	Co.)	5.00	12/01/2037	1,728
1,555	Bureau County Township HSD No. 502
	(INS - Build America Mutual Assurance
	Co.)	5.00	12/01/2038	1,757
1,400	Bureau County Township HSD No. 502
	(INS - Build America Mutual Assurance
	Co.)	5.00	12/01/2039	1,577
10,000	Chicago Board of Education (INS -
	Assured Guaranty Municipal Corp.)
	(LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	7/06/2018)(c),(j)	1.84	12/01/2039	10,000
5,000	Chicago Board of Education (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(c),(j)	1.84	12/01/2039	5,000
17,740	Chicago Board of Education (LIQ -
	Barclays Bank plc) (LOC - Barclays
	Bank plc) (Put Date 7/06/2018)(c),(j)	1.69	4/01/2046	17,740
5,000	Chicago Board of Education	5.00	12/01/2036	5,140
6,000	Chicago Midway International Airport	5.00	1/01/2046	6,635
5,000	Chicago O'Hare International Airport	5.00	1/01/2041	5,574

5| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,200	Chicago O'Hare International Airport
	(PRE)	5.75%	1/01/2039 $	4,597
800	Chicago O'Hare International Airport	5.75	1/01/2039	868
5,000	Chicago O'Hare International Airport	5.75	1/01/2043	5,637
3,000	Chicago Park District	5.00	1/01/2040	3,251
3,945	City of Chicago	6.75	12/01/2032	3,965
4,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2044	4,252
3,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2039	3,218
3,000	City of Chicago Wastewaster
	Transmission	5.00	1/01/2047	3,248
3,000	City of Chicago Waterworks	5.00	11/01/2044	3,215
3,000	City of Springfield Electric (INS - Assured
	Guaranty Municipal Corp.)	5.00	3/01/2040	3,274
7,750	Cook County	5.00	11/15/2038	8,837
9,500	Cook County CCD No. 508 (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2047	10,285
2,000	Finance Auth.	5.00	8/15/2044	2,154
2,000	Finance Auth.	5.00	4/01/2026	2,000
4,500	Finance Auth.	5.00	4/01/2031	4,487
7,000	Finance Auth.	5.00	4/01/2036	6,838
8,000	Finance Auth. (PRE)	6.00	10/01/2032	8,864
7,065	Finance Auth.	5.50	4/01/2032	6,872
5,000	Finance Auth. (PRE)	5.50	8/15/2028	5,024
20,000	Finance Auth. (PRE)	5.38	8/15/2039	20,094
2,500	Finance Auth. (PRE) (INS - National
	Public Finance Guarantee Corp.)	5.75	11/01/2028	2,535
5,000	Finance Auth. (PRE)	7.25	11/01/2030	5,095
6,000	Finance Auth.	4.00	2/01/2033	6,169
14,000	Finance Auth.	3.90	3/01/2030	14,415
5,000	Finance Auth. (PRE)	5.75	10/01/2035	5,053
1,205	Finance Auth.	5.25	10/01/2039	1,236
700	Finance Auth.	5.00	5/15/2037	755
1,155	Finance Auth.	5.00	5/15/2047	1,232
5,000	Finance Auth.	6.00	7/01/2043	5,561
4,500	Finance Auth.	4.00	12/01/2046	4,432
5,000	Finance Auth.	4.00	7/01/2038	5,007
11,000	Finance Auth.	4.00	2/15/2041	11,373
2,000	Finance Auth.	4.00	3/01/2038	2,063
12,395	Finance Auth.	4.00	10/01/2040	12,674
750	Finance Auth.	5.00	8/01/2042	819
750	Finance Auth.	5.00	8/01/2047	816
2,000	Finance Auth.	5.00	12/01/2047	2,078
1,000	Finance Auth.	5.00	2/15/2047	1,083
500	Finance Auth.	5.00	2/15/2050	539
10,000	Metropolitan Pier & Exposition Auth. (LIQ
	- Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(c),(j)	1.84	6/15/2050	10,000
660	Metropolitan Pier & Exposition Auth. (INS
	- National Public Finance Guarantee
	Corp.)	5.50	6/15/2020	665
1,045	Metropolitan Pier & Exposition Auth. (INS
	- National Public Finance Guarantee
	Corp.)	5.55	6/15/2021	1,053
9,000	Northern Illinois Municipal Power Agency	4.00	12/01/2041	9,109
10,000	Railsplitter Tobacco Settlement Auth.
	(PRE)	5.50	6/01/2023	11,027
23,980	Regional Transportation Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.75	6/01/2020	25,685
37,550	Regional Transportation Auth. (INS -
	National Public Finance Guarantee
	Corp.)	6.50	7/01/2030	48,394
2,000	Sangamon County Water Reclamation
	District	5.75	1/01/2053	2,269

Portfolio of Investments | 6

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$16,500	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	7/06/2018)(c),(j)	1.76%	3/01/2033 $	16,500
1,000	State (INS - Assured Guaranty Municipal
	Corp.)	4.00	2/01/2031	1,037
1,000	State (INS - Assured Guaranty Municipal
	Corp.)	4.00	2/01/2032	1,035
8,000	State (INS - Assured Guaranty Municipal
	Corp.)	5.00	4/01/2029	8,603
12,630	State (LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	7/06/2018)(c),(j)	1.76	7/01/2031	12,630
1,000	University of Illinois	5.13	4/01/2036	1,054
10,000	Village of Rosemont (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2046	10,932
				409,059

Indiana (1.7%)

5,540	Evansville Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	4.00	2/01/2038	5,760
3,605	Evansville Redevelopment Auth. (INS -
	Build America Mutual Assurance Co.)	4.00	2/01/2039	3,740
5,000	Finance Auth.	5.00	6/01/2039	5,026
4,000	Finance Auth.	5.00	10/01/2044	4,191
5,000	Finance Auth.	5.50	4/01/2046	5,419
1,495	Finance Auth.	5.00	2/01/2040	1,632
1,175	Local Public Improvement Bond Bank
	(PRE) (INS - Assured Guaranty Corp.)	5.50	1/01/2038	1,199
4,825	Local Public Improvement Bond Bank
	(INS - Assured Guaranty Corp.)	5.50	1/01/2038	4,913
7,000	Richmond Hospital Auth.	5.00	1/01/2039	7,644
				39,524

Iowa (0.3%)

6,235 Finance Auth.	5.00	5/15/2041	6,779

Kansas (0.4%)

2,500	City of Coffeyville Electric System (INS -
	National Public Finance Guarantee
	Corp.)(c)	5.00	6/01/2042	2,697
5,000	City of Lawrence	5.00	7/01/2048	5,605
2,000	Wyandotte County-Kansas City Unified
	Government Utility System	5.00	9/01/2045	2,222
				10,524

Kentucky (0.6%)

1,000	City of Ashland	5.00	2/01/2040	1,061
3,000	Economic Dev. Finance Auth.	5.00	8/15/2041	3,287
5,500	Economic Dev. Finance Auth.	5.00	5/15/2046	5,762
500	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	4.00	12/01/2041	513
2,000	Economic Dev. Finance Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2045	2,217
2,000	Owen County	6.25	6/01/2039	2,080
				14,920

Louisiana (4.0%)

2,100	City of Shreveport Water & Sewer (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/01/2041	2,374
1,000	City of Shreveport Water & Sewer	5.00	12/01/2040	1,110
1,100	City of Shreveport Water & Sewer (INS -
	Build America Mutual Assurance Co.)	4.00	12/01/2037	1,149
5,500	City of Shreveport Water & Sewer	5.00	12/01/2041	6,109

7| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	Lafayette Public Trust Financing Auth.
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.50%	10/01/2035 $	2,705
3,750	Local Government Environmental
	Facilities & Community Dev. Auth.	6.50	8/01/2029	4,091
8,210	Local Government Environmental
	Facilities & Community Dev. Auth. (INS
	- Assured Guaranty Municipal Corp.)	4.00	10/01/2046	8,372
1,685	Local Government Environmental
	Facilities & Community Dev. Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	10/01/2039	1,899
6,250	Local Government Environmental
	Facilities & Community Dev. Auth.	3.50	11/01/2032	6,178
5,000	Local Government Environmental
	Facilities & Community Dev. Auth. (INS
	- Assured Guaranty Municipal Corp.)	5.00	10/01/2048	5,529
6,000	Public Facilities Auth.	5.00	11/01/2045	6,512
5,000	Public Facilities Auth. (INS - Build
	America Mutual Assurance Co.)	5.25	6/01/2051	5,450
1,500	Public Facilities Auth.	5.00	7/01/2037	1,682
5,000	Public Facilities Auth.	5.00	5/15/2046	5,527
9,000	Public Facilities Auth.	4.00	1/01/2056	9,074
2,000	Public Facilities Auth.	5.00	7/01/2057	2,165
400	Public Facilities Auth.	5.00	7/01/2052	437
15	Public Facilities Auth. (PRE)	4.00	5/15/2041	17
1,235	Public Facilities Auth.	4.00	5/15/2041	1,249
1,000	Public Facilities Auth.	4.00	12/15/2050	1,025
6,750	St. Charles Parish (Put Date 6/01/2022)(a)	4.00	12/01/2040	7,159
5,000	St. James Parish (Put Date 7/06/2018)(j)	1.61	11/01/2040	5,000
6,000	State	5.00	5/01/2045	6,828
1,500	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,622
				93,263

Maine (0.4%)

9,000 Health & Higher Education Facilities Auth.	4.00	7/01/2046	8,221

Maryland (0.1%)

2,500 EDC6.20 9/01/20222,574

Massachusetts (1.9%)

3,000	Dev. Finance Agency	5.00	7/01/2044	3,256
4,000	Dev. Finance Agency	5.50	7/01/2044	4,359
1,000	Dev. Finance Agency	5.00	4/15/2040	1,063
1,000	Dev. Finance Agency	5.00	7/01/2046	1,095
6,385	Dev. Finance Agency (PRE)	6.25	7/01/2030	6,683
3,615	Dev. Finance Agency	6.25	7/01/2030	3,753
3,370	Dev. Finance Agency	4.00	10/01/2046	3,297
2,280	Dev. Finance Agency	5.00	7/01/2047	2,464
1,000	Dev. Finance Agency	4.00	7/01/2038	1,003
3,000	Dev. Finance Agency	5.00	7/01/2044	3,308
10,000	Dev. Finance Agency	5.00	7/01/2053	10,999
3,500	Health & Educational Facilities Auth.	5.00	7/15/2032	3,530
500	Health & Educational Facilities Auth.	5.00	7/15/2037	504
				45,314

Michigan (1.3%)

2,000	Genesee County (INS - Build America
	Mutual Assurance Co.)	4.00	2/01/2041	2,029
2,900	Genesee County (INS - Build America
	Mutual Assurance Co.)	5.00	2/01/2046	3,212
6,000	Jackson Public Schools (NBGA -
	Michigan School Bond Qualification &
	Loan Program)	5.00	5/01/2045	6,807

Portfolio of Investments | 8

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$3,000	Jackson Public Schools (NBGA -
	Michigan School Bond Qualification &
	Loan Program)	5.00%	5/01/2048 $	3,363
2,750	Karegnondi Water Auth.	5.00	11/01/2045	3,046
4,500	Lansing Board of Water & Light	5.00	7/01/2037	4,821
4,000	Livonia Public Schools School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2045	4,448
3,000	Michigan Strategic Fund	5.63	7/01/2020	3,205
				30,931

Minnesota (0.2%)

3,000	City of St. Louis Park (PRE)	5.75	7/01/2030	3,000
2,500	Higher Education Facilities Auth. (PRE)	5.00	10/01/2039	2,603
				5,603

Mississippi (0.1%)

3,000 Warren County	5.38	12/01/2035	3,313

Missouri (2.1%)

2,575	Cape Girardeau County IDA	6.00	3/01/2033	2,928
1,000	Cape Girardeau County IDA (PRE)	5.75	6/01/2039	1,037
750	Cape Girardeau County IDA	5.00	3/01/2036	809
17,775	Dev. Finance Board	4.00	6/01/2046	17,979
3,000	Hannibal IDA	5.00	10/01/2047	3,298
6,000	Health & Educational Facilities Auth.
	(PRE)	5.50	11/15/2033	6,089
1,500	Health & Educational Facilities Auth.	5.50	11/15/2033	1,521
1,000	Health & Educational Facilities Auth.	5.00	11/15/2043	1,131
5,000	St. Louis County IDA	5.88	9/01/2043	5,665
2,000	St. Louis County IDA	5.00	9/01/2048	2,170
3,065	St. Louis Municipal Finance Corp. (INS -
	Assured Guaranty Municipal Corp.)	5.00	10/01/2038	3,485
2,075	Stoddard County IDA	6.00	3/01/2037	2,348
				48,460

Montana (0.4%)

5,000	City of Forsyth	5.00	5/01/2033	5,324
4,000	City of Forsyth	3.90	3/01/2031	4,099
				9,423

Nebraska (0.3%)

2,000	Central Plains Energy Project	5.00	9/01/2042	2,409
3,400	Douglas County Hospital Auth. No. 3	5.00	11/01/2048	3,713
				6,122

Nevada (1.7%)

2,775	Carson City	5.00	9/01/2047	3,051
4,000	Clark County Department of Aviation (INS
	- Assured Guaranty Municipal Corp.)	5.00	7/01/2026	4,133
11,000	Clark County Department of Aviation	5.13	7/01/2034	11,538
5,000	Clark County Department of Aviation (INS
	- Assured Guaranty Municipal Corp.)	5.25	7/01/2039	5,256
4,400	Las Vegas Convention & Visitors Auth.	4.00	7/01/2041	4,491
12,140	Las Vegas Convention & Visitors Auth.	4.00	7/01/2046	12,348
				40,817

New Jersey (3.6%)

10,000	EDA	5.00	6/15/2040	10,519
3,000	EDA	5.25	6/15/2040	3,227
4,000	EDA	5.00	6/15/2041	4,278
6,000	EDA	5.00	9/01/2024	6,320
2,000	EDA	5.00	6/15/2028	2,127

9| USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,200	EDA (INS - Assured Guaranty Municipal
	Corp.)	5.00%	6/01/2042 $	1,333
3,000	EDA	5.00	6/15/2047	3,215
20,000	EDA (MUNIPSA + 1.60%)	3.11(b)	3/01/2028	19,821
5,000	Educational Facilities Auth.	5.00	9/01/2036	5,370
3,000	Educational Facilities Auth.	5.00	7/01/2047	3,204
1,250	Health Care Facilities Financing Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	7/01/2046	1,378
15,000	Health Care Facilities Financing Auth.
	(PRE)	5.63	7/01/2032	16,637
2,250	Health Care Facilities Financing Auth.	5.00	10/01/2038	2,430
3,000	Tobacco Settlement Financing Corp.	5.00	6/01/2046	3,303
2,000	Transportation Trust Fund Auth.	5.25	6/15/2041	2,148
				85,310

New Mexico (0.2%)

5,000 City of Farmington	5.90	6/01/2040	5,329

New York (2.1%)

2,040	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.38	10/01/2041	2,210
2,250	Dormitory Auth.	5.25	7/01/2029	2,310
5,000	MTA	3.55(d)	11/15/2032	3,037
60	New York City	5.88	8/01/2019	60
16,130	New York Liberty Dev. Corp.	5.25	10/01/2035	20,071
2,000	Thruway Auth.	5.00	1/01/2051	2,231
2,500	Triborough Bridge & Tunnel Auth.	3.70(d)	11/15/2032	1,534
5,000	Triborough Bridge & Tunnel Auth.	3.62(d)	11/15/2031	3,174
3,000	Triborough Bridge & Tunnel Auth.	3.66(d)	11/15/2032	1,828
6,170	Triborough Bridge & Tunnel Auth. (PRE)	5.00	11/15/2031	6,255
3,830	Triborough Bridge & Tunnel Auth.	5.00	11/15/2031	3,878
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,113
1,000	TSASC, Inc.	5.00	6/01/2041	1,084
				49,785

North Carolina (0.8%)

10,000	Capital Facilities Finance Agency	4.63	11/01/2040	10,454
3,750	Charlotte-Mecklenburg Hospital Auth.	5.25	1/15/2034	3,822
5,000	Columbus County Industrial Facilities &
	Pollution Control Financing Auth.	6.25	11/01/2033	5,287
				19,563

North Dakota (0.7%)

4,685	City of Fargo	6.25	11/01/2031	5,334
2,500	McLean County	4.88	7/01/2026	2,605
7,500	Ward County	5.00	6/01/2053	8,173
				16,112

Ohio (1.8%)

6,000	Air Quality Dev. Auth.	5.70	8/01/2020	3,000
10,000	Buckeye Tobacco Settlement Financing
	Auth.	5.88	6/01/2030	10,050
10,000	Buckeye Tobacco Settlement Financing
	Auth.	5.75	6/01/2034	10,012
2,700	City of Centerville	5.25	11/01/2047	2,857
1,000	City of Cleveland Airport System (INS -
	Assured Guaranty Municipal Corp.)	5.00	1/01/2031	1,082
9,000	Cuyahoga County	4.75	2/15/2047	9,236
2,500	Hamilton County	5.00	1/01/2051	2,684
1,680	Lake County (PRE)	5.63	8/15/2029	1,688

Portfolio of Investments | 10

Principal					Market
Amount			Coupon	Final	Value
(000)		Security	Rate	Maturity	(000)

	$320	Lake County	5.63%	8/15/2029 $	322
2,000		Turnpike & Infrastructure Commission	5.25	2/15/2033	2,230
					43,161

Oklahoma (1.1%)

4,200	Comanche County Hospital Auth.	5.00	7/01/2032	4,338
4,500	Dev. Finance Auth.	5.25	8/01/2057	4,386
4,250	Dev. Finance Auth.	5.50	8/15/2057	4,848
10,000	Municipal Power Auth.	4.00	1/01/2047	10,241
2,000	Tulsa County Industrial Auth.	5.25	11/15/2045	2,210
				26,023

Oregon (0.2%)

1,030	City of Keizer	5.20	6/01/2031	1,033
2,000	Deschutes County Hospital Facilities
	Auth.	4.00	1/01/2046	2,030
1,180	Yamhill County Hospital Authority	5.00	11/15/2051	1,253
				4,316

Pennsylvania (4.8%)

750	Allegheny County Higher Education
	Building Auth. (PRE)	5.50	3/01/2031	820
445	Allegheny County IDA	5.13	9/01/2031	445
4,000	Allegheny County Sanitary Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	6/01/2040	4,252
5,000	Allentown Commercial IDA(c)	6.25	7/01/2047	4,960
300	Altoona Area School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2048	332
1,000	Altoona Area School District (INS - Build
	America Mutual Assurance Co.)	5.00	12/01/2045	1,107
8,500	Berks County IDA	5.00	11/01/2050	9,386
1,000	Berks County IDA	5.00	5/15/2048	1,086
5,335	Bucks County Water & Sewer Auth. (INS -
	Assured Guaranty Municipal Corp.)
	(LIQ - J.P.Morgan Chase & Co.) (Put
	Date 7/06/2018)(c),(j)	1.61	12/01/2019	5,335
3,250	Chester County IDA	5.25	10/15/2047	3,325
500	Commonwealth Financing Auth.	5.00	6/01/2035	564
5,000	Delaware River Joint Toll Bridge
	Commission	5.00	7/01/2047	5,665
7,000	Economic Dev. Finance Auth.	4.00	10/01/2023	7,298
480	Erie Parking Auth. (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.13	9/01/2032	514
595	Erie Parking Auth. (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.20	9/01/2035	638
1,390	Erie Parking Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.13	9/01/2032	1,474
1,700	Erie Parking Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.20	9/01/2035	1,804
1,970	Higher Educational Facilities Auth.	5.25	7/15/2033	2,127
2,750	Higher Educational Facilities Auth.	5.50	7/15/2038	2,973
4,000	Northampton County General Purpose
	Auth.	4.00	8/15/2040	4,050
2,440	Northampton County General Purpose
	Auth.	5.00	8/15/2048	2,727
1,000	Philadelphia School District	5.00	9/01/2037	1,109
2,000	Philadelphia School District	5.00	9/01/2038	2,219
2,500	Philadelphia School District	5.00	9/01/2043	2,789
1,025	Scranton School District (INS - Build
	America Mutual Assurance Co.)	4.00	12/01/2037	1,039
1,000	State	5.00	7/01/2043	1,106
10,000	Turnpike Commission	5.25	12/01/2044	11,204
3,000	Turnpike Commission	5.00	12/01/2046	3,265
8,000	Turnpike Commission	5.00	6/01/2039	8,788

11 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$4,000	Turnpike Commission	5.00%	6/01/2042 $	4,424
4,000	Turnpike Commission	5.00	12/01/2047	4,495
1,000	Turnpike Commission	5.00	12/01/2037	1,114
5,000	Turnpike Commission	5.00	12/01/2043	5,640
1,250	Turnpike Commission, 5.00%, 12/01/2018	4.12(e)	12/01/2018	1,375
3,200	Washington County IDA (PRE)	5.00	11/01/2036	3,386
				112,835

Puerto Rico (0.1%)

2,000 Industrial, Tourist, Educational, Medical,
Environmental Control Facilities
Financing Auth.	5.38	4/01/2042	1,755

Rhode Island (0.1%)

2,000	Health & Educational Building Corp.
	(PRE)	6.00	9/01/2033	2,377
180	Housing & Mortgage Finance Corp.	6.85	10/01/2024	181
				2,558

South Carolina (0.4%)

2,250	Greenwood County (PRE)	5.38	10/01/2039	2,353
7,000	Public Service Auth.	5.25	12/01/2055	7,617
				9,970

South Dakota (0.4%)

500	Educational Enhancement Funding Corp.	5.00	6/01/2027	545
3,000	Health & Educational Facilities Auth.
	(PRE)	5.25	7/01/2038	3,000
2,500	Health & Educational Facilities Auth.	5.25	11/01/2029	2,605
4,000	Health & Educational Facilities Auth.	5.00	7/01/2042	4,253
				10,403

Tennessee (1.5%)

23,390	Chattanooga Health Educational &
	Housing Facility Board (Put Date
	7/06/2018)(j)	1.58	5/01/2039	23,390
1,145	City of Jackson	5.50	4/01/2033	1,148
2,000	Greeneville Health & Educational
	Facilities Board	5.00	7/01/2044	2,239
2,000	Johnson City Health & Educational
	Facilities Board	5.00	8/15/2042	2,112
4,000	Metropolitan Government of Nashville &
	Davidson County Health & Educational
	Facilities Board	5.00	7/01/2046	4,433
1,500	Metropolitan Government of Nashville &
	Davidson County Health & Educational
	Facilities Board	5.00	10/01/2045	1,622
				34,944

Texas (17.5%)

3,000	Arlington Higher Education Finance Corp.
	(NBGA - Texas Permanent School
	Fund)	5.00	2/15/2046	3,362
7,200	Arlington Higher Education Finance Corp.
	(NBGA - Texas Permanent School
	Fund)	5.00	12/01/2053	7,983
10,365	Bell County Health Facilities Dev. Corp.
	(ETM)	6.50	7/01/2019	10,611
8,450	Bexar County Health Facilities Dev. Corp.	4.00	7/15/2045	8,381
600	Bexar County Health Facilities Dev. Corp.	5.00	7/15/2042	648
6,000	Central Texas Regional Mobility Auth.
	(PRE)	5.75	1/01/2031	6,552

Portfolio of Investments | 12

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	Central Texas Regional Mobility Auth.	5.00%	1/01/2042 $	2,678
3,500	Central Texas Regional Mobility Auth.	5.00	1/01/2045	3,826
5,000	Central Texas Regional Mobility Auth.	4.00	1/01/2041	4,985
6,500	Central Texas Turnpike System	5.00	8/15/2042	7,032
18,530	Central Texas Turnpike System (INS -
	AMBAC Assurance Corp.)	5.25(d)	8/15/2030	12,316
3,850	Central Texas Turnpike System	5.00	8/15/2041	4,143
7,500	City of Arlington (INS - Assured Guaranty
	Municipal Corp.)	5.00	2/15/2048	8,556
5,900	City of Corpus Christi Utility System	4.00	7/15/2039	6,109
9,000	City of Fort Worth (PRE)	6.00	3/01/2029	9,263
8,085	City of Fort Worth (PRE)	6.25	3/01/2033	8,338
3,715	City of Houston	5.00	9/01/2040	4,064
12,500	City of Houston Airport System	5.50	7/01/2034	12,537
2,390	City of Irving	5.00	8/15/2043	2,409
700	City of Laredo Waterworks & Sewer
	System	4.00	3/01/2041	719
1,000	Clifton Higher Education Finance Corp.	6.00	8/15/2033	1,130
2,750	Clifton Higher Education Finance Corp.	6.00	8/15/2043	3,078
4,250	Clifton Higher Education Finance Corp.
	(NBGA - Texas Permanent School
	Fund)	5.00	8/15/2039	4,697
4,000	Dallas/Fort Worth International Airport	5.00	11/01/2034	4,247
4,000	Harris County Cultural Education Facilities
	Finance Corp.	5.25	10/01/2029	4,181
6,100	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	6,461
1,500	Harris County Health Facilities Dev. Corp.
	(PRE)	7.25	12/01/2035	1,536
15,000	Harris County Hospital District	4.00	2/15/2042	15,157
7,000	Harris County IDC (PRE)	5.00	2/01/2023	7,323
10,000	Houston Higher Education Finance Corp.	5.00	9/01/2042	10,854
6,000	Karnes County Hospital District	5.00	2/01/2044	6,239
1,900	Kerrville Health Facilities Dev. Corp.	5.00	8/15/2035	2,052
3,000	Laredo CCD (PRE) (INS - Assured
	Guaranty Municipal Corp.)	5.25	8/01/2035	3,212
15,000	Little Elm ISD (NBGA - Texas Permanent
	School Fund)	5.00	8/15/2046	17,300
5,300	Matagorda County Navigation District No.
	1	6.30	11/01/2029	5,629
9,615	Matagorda County Navigation District No.
	1	4.00	6/01/2030	9,883
6,000	Matagorda County Navigation District No.
	1	4.00	6/01/2030	6,167
15,000	Midlothian ISD (NBGA - Texas Permanent
	School Fund)	5.00	2/15/2047	17,031
1,250	New Hope Cultural Education Facilities
	Finance Corp.	5.00	4/01/2048	1,278
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	1,037
1,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	1,008
6,000	New Hope Cultural Education Facilities
	Finance Corp.	5.00	7/01/2047	5,356
1,000	New Hope Cultural Education Facilities
	Finance Corp. (INS - Assured Guaranty
	Municipal Corp.)	5.00	7/01/2048	1,099
5,000	North Fort Bend Water Auth.	5.00	12/15/2036	5,409
3,000	North Texas Tollway Auth. (PRE)	7.55(d)	9/01/2037	1,295
5,000	North Texas Tollway Auth.	5.00	1/01/2045	5,484
5,000	North Texas Tollway Auth. (INS - National
	Public Finance Guarantee Corp.)	5.00	1/01/2048	5,594
12,000	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(j)	1.78	4/01/2040	12,000

13 | USAA Tax Exempt Long-Term Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$30,000	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(j)	1.78%	11/01/2040 $	30,000
42,300	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(j)	1.78	11/01/2040	42,300
2,000	Red River Education Finance Corp.	4.00	6/01/2041	2,020
3,000	Red River Education Finance Corp.	5.50	10/01/2046	3,335
4,500	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2045	4,697
6,315	Tarrant County Cultural Education
	Facilities Finance Corp.	5.63	11/15/2027	6,142
4,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.75	11/15/2037	3,701
3,600	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2036	3,778
7,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2046	7,586
2,500	Tarrant County Cultural Education
	Facilities Finance Corp.	6.75	11/15/2047	2,795
4,000	Tarrant County Cultural Education
	Facilities Finance Corp.	6.75	11/15/2052	4,457
1,000	Tarrant County Cultural Education
	Facilities Finance Corp.	5.00	11/15/2046	1,092
1,000	Uptown Dev. Auth. (PRE)	5.50	9/01/2029	1,044
1,645	Uptown Dev. Auth.	5.00	9/01/2039	1,819
4,770	Wood County Central Hospital District
	(PRE)	6.00	11/01/2041	5,340
				410,355

Vermont (0.1%)

3,000 Educational & Health Buildings Financing
Agency	5.00	10/15/2046	3,254

Virginia (1.3%)

5,000	Alexandria IDA	5.00	10/01/2050	5,483
5,000	College Building Auth.	5.00	6/01/2029	4,999
11,280	College Building Auth.	5.00	6/01/2026	11,280
3,634	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	3,535
1,752	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	1,704
5,697	Lewistown Commerce Center Community
	Dev. Auth.(g),(l)	6.05	3/01/2054	1,040
1,800	Norfolk EDA (Put Date 7/06/2018)(j)	1.48	11/01/2034	1,800
869	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	870
				30,711

Washington (1.4%)

22,000	Health Care Facilities Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(c),(j)	1.68	1/01/2035	22,000
2,500	Health Care Facilities Auth. (PRE) (INS -
	Assured Guaranty Corp.)	6.00	8/15/2039	2,621
5,500	Health Care Facilities Auth.	4.00	7/01/2042	5,587
3,055	Housing Finance Commission	5.00	1/01/2043	3,363
				33,571

West Virginia (0.1%)

2,000 EDA5.38 12/01/20382,140

Wisconsin (1.2%)

7,800	City of Kaukauna Electric System (INS -
	Assured Guaranty Municipal Corp.)	5.00	12/15/2035	8,558
5,000	Health & Educational Facilities Auth.	5.75	11/15/2030	5,178

Portfolio of Investments | 14

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	Health & Educational Facilities Auth.
	(PRE)	5.38%	8/15/2037 $	2,650
1,000	Health & Educational Facilities Auth.	5.00	9/15/2045	1,042
5,000	Health & Educational Facilities Auth.	5.00	9/15/2050	5,235
2,200	Public Finance Auth.(c)	5.25	5/15/2042	2,405
1,000	Public Finance Auth.	5.00	7/01/2047	1,037
1,000	Public Finance Auth.	5.00	7/01/2052	1,031
				27,136

Wyoming (0.3%)

6,000 Sweetwater County		5.25	7/15/2026	6,232
Total Municipal Obligations (cost: $2,292,882)				2,339,675
Total Investments(cost:$2,292,882)				$2,339,675
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$ 2,339,675	$—	$ 2,339,675
Total	$—	$2,339,675	$—	$2,339,675

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

15 | USAA Tax Exempt Long-Term Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Tax Exempt Long-Term Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 16

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

17 | USAA Tax Exempt Long-Term Fund

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,350,242,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity

Notes to Portfolio of Investments | 18

HSD	High School District
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
ISD	Independent School District
MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(b)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2018.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(e)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

19 | USAA Tax Exempt Long-Term Fund

(f)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $2,793,000, which represented 0.1% of the Fund's net assets.

(h)Payment-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(i)Up to 6.05% of the coupon may be PIK.

(j)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)At June 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(l)At June 30, 2018, the issuer was in default with respect to interest and/or principal payments.

Notes to Portfolio of Investments | 20

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TAX EXEMPT MONEY MARKET FUND

JUNE 30, 2018

(Form N-Q)

48499-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Tax Exempt Money Market Fund

June 30, 2018 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (100.0%)

Alabama (4.1%)

$10,000 Columbia IDB (Put Date 7/06/2018)(a)	1.65%	12/01/2037 $	10,000

860Huntsville-Oakwood College Educational Building Auth. (LOC - BB&T Corp.) (Put

	Date 7/06/2018)(a)	1.54	12/01/2022	860
25,000	Mobile County IDA (LOC - Swedbank AB)
	(Put Date 7/06/2018)(a)	1.54	7/01/2040	25,000
30,000	Mobile IDB (Put Date 7/06/2018)(a)	1.65	6/01/2034	30,000
5,190	West Jefferson IDB (Put Date
	7/06/2018)(a)	1.66	6/01/2028	5,190
				71,050

Arkansas (0.3%)

5,175 City of Texarkana (LOC - PNC Financial
Services Group) (Put Date
7/06/2018)(a)	1.66	3/01/2021	5,175

California (11.3%)

3,475	Alameda County IDA (LOC - Comerica
	Bank, N.A.) (Put Date 7/06/2018)(a)	1.52	12/01/2040	3,475
3,700	Alameda County IDA (LOC - BNP
	Paribas) (Put Date 7/06/2018)(a)	1.52	12/01/2040	3,700
7,000	Antioch Unified School District (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(b)	1.56	8/01/2047	7,000
5,985	City of Los Angeles (LOC - U.S. Bancorp)
	(Put Date 7/06/2018)(a)	1.51	8/01/2035	5,985
10,000	Enterprise Dev. Auth. (LOC - Federal
	Home Loan Bank of San Francisco)
	(Put Date 7/06/2018)(a),(b)	1.56	12/01/2042	10,000
4,765	Infrastructure & Economic Dev. Bank
	(LOC - Federal Home Loan Bank of
	San Francisco) (Put Date
	7/06/2018)(a),(b)	1.51	12/01/2040	4,765
1,120	Pollution Control Financing Auth. (LOC -
	Comerica Bank, N.A.) (Put Date
	7/06/2018)(a)	1.54	12/01/2030	1,120
3,200	Pollution Control Financing Auth. (LOC -
	BNP Paribas) (Put Date 7/06/2018)(a)	1.54	11/01/2019	3,200
2,600	Pollution Control Financing Auth. (LOC -
	Sumitomo Mitsui Banking Corp.) (Put
	Date 7/02/2018)	1.50	11/01/2026	2,600
4,400	Pollution Control Financing Auth. (LOC -
	Mizuho Corporate Bank Ltd.) (Put Date
	7/02/2018)(a)	1.65	11/01/2026	4,400
11,300	Sacramento City Financing Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(b)	1.61	12/01/2033	11,300

1| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,850	San Diego County (LOC - Comerica Bank,
	N.A.) (Put Date 7/06/2018)(a)	1.47%	1/01/2023 $	5,850
22,000	San Diego County Water Auth.	1.62	8/06/2018	22,000
26,900	San Diego County Water Auth.	1.24	8/01/2018	26,900
8,860	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank, N.A.) (Put Date
	7/06/2018)(a)	1.57	3/01/2057	8,860
19,725	Statewide Communities Dev. Auth. (LOC -
	Federal Home Loan Bank of Des
	Moines) (LOC - Federal Home Loan
	Bank of San Francisco) (Put Date
	7/06/2018)(a)	1.51	3/01/2057	19,725
7,740	Statewide Communities Dev. Auth. (LOC -
	Comerica Bank, N.A.) (Put Date
	7/06/2018)(a)	1.47	12/01/2024	7,740
4,805	Statewide Communities Dev. Auth. (LIQ -
	J.P.Morgan Chase & Co.) (Put Date
	7/06/2018)(a),(b)	1.54	10/01/2020	4,805
20,000	Statewide Communities Dev. Auth.	1.20	7/11/2018	20,000
22,195	Statewide Communities Dev. Auth. (Put
	Date 7/06/2018)(a)	1.35	4/01/2046	22,195
				195,620

Colorado (0.5%)

8,700 Sheridan Redev. Agency (LOC -
J.P.Morgan Chase & Co.) (Put Date
7/06/2018)(a)	1.60	12/01/2029	8,700

Connecticut (0.3%)

5,000 Health & Educational Facilities Auth. (LOC
- Bank of America Corp.) (Put Date
7/06/2018)(a)	1.58	7/01/2030	5,000

District Of Columbia (0.9%)

1,500	District of Columbia (LOC - Bank of
	America Corp.) (Put Date 7/06/2018)(a)	1.67	7/01/2022	1,500
13,900	Metropolitan Washington Airports Auth.
	(LOC - Sumitomo Mitsui Banking Corp.)
	(Put Date 7/06/2018)(a)	1.50	10/01/2039	13,900
				15,400

Florida (5.5%)

2,400	City of Jacksonville (Put Date
	7/02/2018)(a)	1.63	5/01/2029	2,400
4,000	Dade County IDA (Put Date 7/02/2018)(a)	1.63	4/01/2020	4,000
4,550	Dade County IDA (Put Date 7/02/2018)(a)	1.58	6/01/2021	4,550
28,800	Escambia County (Put Date 7/02/2018)(a)	1.59	4/01/2039	28,800
12,815	Grove Resort Community Development
	District (LIQ - Deutsche Bank A.G.)
	(LOC - Deutsche Bank A.G.) (Put Date
	7/06/2018)(a),(b)	1.81	4/15/2022	12,815
2,050	Lee County IDA (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.64	6/01/2025	2,050
13,100	Martin County (Put Date 7/02/2018)(a)	1.63	7/15/2022	13,100
27,360	St. Lucie County (Put Date 7/02/2018)(a)	1.59	9/01/2028	27,360
				95,075

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Georgia (0.8%)

$1,800	Cobb County Dev. Auth. (LOC - Federal
	Home Loan Bank of Atlanta) (Put Date
	7/06/2018)(a)	1.54%	2/01/2030 $	1,800
12,600	Roswell Housing Auth. (LOC - Northern
	Trust Corp.) (Put Date 7/06/2018)(a)	1.56	9/01/2027	12,600
				14,400

Illinois (6.6%)

10,900	City of Galesburg (LOC - PNC Financial
	Services Group) (Put Date
	7/06/2018)(a)	1.51	3/01/2031	10,900
2,780	Dev. Finance Auth. (LOC - Bank of
	America Corp.) (Put Date 7/06/2018)(a)	1.55	9/01/2032	2,780
16,000	Dev. Finance Auth. (LOC - Fifth Third
	Bank) (Put Date 7/06/2018)(a)	1.62	2/01/2033	16,000
8,600	Dev. Finance Auth. (LOC - Key Bank,
	N.A.) (Put Date 7/06/2018)(a)	1.52	11/01/2039	8,600
8,100	Dev. Finance Auth. (LOC - Huntington
	National Bank) (Put Date 7/06/2018)(a)	1.60	10/01/2033	8,100
4,640	Dev. Finance Auth. (LOC - Northern Trust
	Corp.) (Put Date 7/06/2018)(a)	1.60	4/01/2033	4,640
9,100	Dev. Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date
	7/06/2018)(a)	1.50	3/01/2032	9,100
3,490	Educational Facilities Auth. (LOC -
	Huntington National Bank) (Put Date
	7/06/2018)(a)	1.60	10/01/2032	3,490
1,570	Educational Facilities Auth. (LOC - Fifth
	Third Bank) (Put Date 7/06/2018)(a)	1.62	7/01/2024	1,570
15,635	Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date
	7/06/2018)(a),(c)	1.51	4/01/2037	15,635
10,600	Kane County (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.62	2/01/2028	10,600
22,490	Metropolitan Pier & Exposition Auth. (LIQ
	- Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(b)	1.84	6/15/2050	22,490
				113,905

Indiana (1.3%)

5,225	City of Berne (LOC - Federal Home Loan
	Bank of Indianapolis) (Put Date
	7/06/2018)(a)	1.55	10/01/2033	5,225
3,130	City of Evansville (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.62	1/01/2025	3,130
8,585	Finance Auth. (LOC - Federal Home Loan
	Bank of Indianapolis) (Put Date
	7/06/2018)(a)	1.57	7/01/2029	8,585
3,985	Finance Auth. (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.64	9/01/2031	3,985
2,095	Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date
	7/06/2018)(a)	1.66	6/01/2037	2,095
				23,020

Iowa (6.8%)

6,850	Chillicothe (Put Date 7/06/2018)(a)	1.51	1/01/2023	6,850
5,500	City of Urbandale (LOC - Wells Fargo &
	Co.) (Put Date 7/06/2018)(a)	1.58	11/01/2020	5,500
12,750	Council Bluffs (Put Date 7/06/2018)(a)	1.51	1/01/2025	12,750
41,763	Finance Auth. (Put Date 7/06/2018)(a)	1.54	9/01/2036	41,763

3| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$9,600	Finance Auth. (Put Date 7/06/2018)(a)	1.54%	6/01/2039 $	9,600
7,150	Finance Auth. (Put Date 7/06/2018)(a)	1.52	9/01/2036	7,150
33,400	Louisa County (Put Date 7/06/2018)(a)	1.57	10/01/2024	33,400
				117,013

Kentucky (1.3%)

11,170	City of Georgetown (LOC - Fifth Third
	Bank) (Put Date 7/06/2018)(a)	1.62	11/15/2029	11,170
2,295	Lexington-Fayette Urban County (LOC -
	Federal Home Loan Bank of Cincinnati)
	(Put Date 7/06/2018)(a)	1.76	12/01/2027	2,295
8,430	Lexington-Fayette Urban County (LOC -
	Fifth Third Bank) (Put Date
	7/06/2018)(a)	1.62	1/01/2033	8,430
				21,895

Louisiana (2.8%)

5,280	City of New Orleans (LOC - Capital One,
	N.A.) (Put Date 7/06/2018)(a)	1.71	8/01/2024	5,280
7,500	Environmental Facilities & Community
	Dev. Auth. (Put Date 7/06/2018)(a)	1.57	12/01/2030	7,500
1,435	Hammond Area Economic & Industrial
	Dev. District (LOC - Federal Home Loan
	Bank of Dallas) (Put Date 7/06/2018)(a)	1.54	3/01/2033	1,435
6,820	Parish of East Baton Rouge (Put Date
	7/02/2018)(a)	1.53	11/01/2019	6,820
135	Public Facilities Auth. (LOC - Capital One,
	N.A.) (Put Date 7/06/2018)(a)	1.75	7/01/2023	135
22,100	St. James Parish (Put Date 7/06/2018)(a)	1.63	11/01/2040	22,100
5,870	St. Tammany Parish Dev. District (LOC -
	Federal Home Loan Bank of Dallas)
	(Put Date 7/06/2018)(a)	1.54	3/01/2033	5,870
				49,140

Maryland (1.4%)

9,120	City of Williamsport (LOC - Manufacturers
	& Traders Trust Co.) (Put Date
	7/06/2018)(a)	1.56	11/01/2037	9,120
15,000	Health & Higher Educational Facilities
	Auth.	1.59	8/03/2018	15,000
				24,120

Michigan (1.4%)

1,200	Finance Auth. (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.63	12/01/2032	1,200
4,500	Finance Auth. (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.63	12/01/2032	4,500
12,500	Higher Educational Facilities Auth. (LOC -
	Comerica Bank, N.A.) (Put Date
	7/02/2018)(a)	1.58	11/01/2036	12,500
2,715	Strategic Fund (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.62	8/01/2023	2,715
835	Strategic Fund (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.62	10/01/2027	835
3,000	Strategic Fund (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.64	3/01/2037	3,000
				24,750

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Minnesota (0.4%)

$1,815	Canby Community Hospital District No.1
	(Put Date 7/06/2018)(a)	1.89%	11/01/2026 $	1,815
4,430	City of New Ulm (LOC - Federal Home
	Loan Bank of Chicago) (Put Date
	7/06/2018)(a)	1.60	10/01/2040	4,430
				6,245

Mississippi (0.2%)

4,140 Business Finance Corp. (LOC - Federal
Home Loan Bank of Dallas) (Put Date
7/06/2018)(a)	1.54	3/01/2033	4,140

Missouri (1.2%)

1,050	Health & Educational Facilities Auth. (LOC
	- Fifth Third Bank) (Put Date
	7/06/2018)(a)	1.62	11/01/2020	1,050
20,000	Jackson County IDA (LOC - Commerce
	Bank, N.A.) (Put Date 7/06/2018)(a)	1.55	7/01/2025	20,000
				21,050

Montana (1.4%)

5,000	Board of Investments (NBGA - Montana
	Board of Investments Intercap
	Program) (Put Date 3/01/2019)(a)	1.65	3/01/2025	5,000
10,000	Board of Investments (NBGA - Montana
	Board of Investments Intercap
	Program) (Put Date 3/01/2019)(a)	1.65	3/01/2028	10,000
10,000	Board of Investments (NBGA - Montana
	Board of Investments Intercap
	Program) (Put Date 3/01/2019)(a)	1.65	3/01/2029	10,000
				25,000

Nebraska (1.2%)

10,000	Central Plains Energy Project (LIQ - Royal
	Bank of Canada) (LOC - Royal Bank of
	Canada) (Put Date 7/06/2018)(a),(b)	1.57	3/01/2020	10,000
10,000	Washington County (Put Date
	7/06/2018)(a)	1.54	12/01/2040	10,000
				20,000

Nevada (1.4%)

23,870 Clark County (LOC - Bank of America
Corp.) (Put Date 7/06/2018)(a)	2.71	12/01/2041	23,870

New Hampshire (2.4%)

34,990	Business Finance Auth. (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 7/06/2018)(a)	1.58	9/01/2030	34,990
7,080	Health & Educational Facilities Auth. (LOC
	- Toronto-Dominion Bank) (Put Date
	7/06/2018)(a)	1.58	10/01/2030	7,080
				42,070

5| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

New Jersey (0.2%)

$2,945 EDA (LOC - Bank of America Corp.) (Put
Date 7/06/2018)(a)	1.56%	11/01/2027 $	2,945

New Mexico (0.3%)

5,000 Hospital Equipment Loan Council (LOC -
Fifth Third Bank) (Put Date
7/06/2018)(a)	1.66	7/01/2025	5,000

New York (15.4%)

8,146	Adirondack CSD	2.00	7/19/2018	8,149
5,840	Build NYC Resource Corp. (LOC -
	Toronto-Dominion Bank) (Put Date
	7/06/2018)(a)	1.61	12/01/2045	5,840
2,085	Chautauqua County IDA (LOC - Citizens
	Financial Group) (Put Date
	7/06/2018)(a)	1.60	8/01/2027	2,085
9,835	Chautauqua Lake CSD	2.50	6/27/2019	9,895
9,700	Chenango ForksCSD	2.50	6/18/2019	9,755
8,620	City of Rome	2.50	8/31/2018	8,632
7,830	East Bloomfield CSD	2.00	7/06/2018	7,831
10,000	Elmira CSD	2.50	6/27/2019	10,056
620	Erie County IDA (LOC - Key Bank, N.A.)
	(Put Date 7/06/2018)(a)	1.58	6/01/2022	620
990	Erie County IDA (LOC - Key Bank, N.A.)
	(Put Date 7/06/2018)(a)	1.58	6/01/2022	990
10,000	Geneva CSD	2.00	7/13/2018	10,003
3,420	Guilderland IDA (LOC - Key Bank, N.A.)
	(Put Date 7/06/2018)(a)	1.58	7/01/2032	3,420
3,105	Holley CSD(d)	2.50	6/25/2019	3,121
4,500	Hornell CSD	2.50	6/26/2019	4,525
22,400	Hudson Yards Infrastructure Corp. (LIQ -
	Royal Bank of Canada) (LOC - Royal
	Bank of Canada) (Put Date
	7/06/2018)(a),(b)	1.56	2/15/2019	22,400
15,000	Liberty Dev. Corp. (LIQ - Royal Bank of
	Canada) (LOC - Royal Bank of Canada)
	(Put Date 7/06/2018)(a),(b)	1.56	11/15/2019	15,000
15,705	Maine Endwell CSD	2.50	6/28/2019	15,801
8,800	Marcellus CSD	2.50	6/28/2019	8,853
4,675	MTA (LOC - BNP Paribas) (Put Date
	7/06/2018)(a)	1.54	11/15/2045	4,675
7,500	New York City (LOC - Manufacturers &
	Traders Trust Co.) (Put Date
	7/06/2018)(a)	1.63	12/01/2040	7,500
3,650	New York City (LOC - Bank Of America,
	N.A.) (Put Date 7/02/2018)(a)	1.55	4/01/2036	3,650
27,595	New York City IDA (LOC - Key Bank, N.A.)
	(Put Date 7/06/2018)(a)	1.55	7/01/2038	27,595
705	New York City IDA (LOC -
	Toronto-Dominion Bank) (Put Date
	7/06/2018)(a)	1.61	12/01/2027	705
550	Niagara County IDA (LOC - Key Bank,
	N.A.) (Put Date 7/06/2018)(a)	1.58	9/01/2021	550
4,060	Oneida County IDA (LOC - Citizens
	Financial Group) (Put Date
	7/06/2018)(a)	1.52	7/01/2037	4,060
6,290	Onondaga County IDA (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 7/06/2018)(a)	1.56	12/01/2031	6,290
9,840	Ramapo Housing Auth. (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 7/06/2018)(a)	1.61	12/01/2029	9,840

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,000	Salmon River CSD	2.50%	6/28/2019 $	5,026
4,600	Schuylerville CSD	2.50	6/28/2019	4,628
1,305	Seneca County IDA (LOC - Key Bank,
	N.A.) (Put Date 7/06/2018)(a)	1.58	4/01/2020	1,305
2,055	St. Lawrence County IDA (LOC - Citizens
	Financial Group) (Put Date
	7/06/2018)(a)	1.78	7/01/2037	2,055
32,100	State Dormitory Auth. (LOC - Citizens
	Financial Group) (Put Date
	7/06/2018)(a)	1.75	6/01/2038	32,100
3,265	Syracuse IDA (LOC - Key Bank, N.A.) (Put
	Date 7/06/2018)(a)	1.58	1/01/2033	3,265
5,399	Union Endicott CSD	2.50	6/28/2019	5,433
				265,653

Ohio (1.2%)

2,500	Cincinnati & Hamilton County Port Auth.
	(LOC - Fifth Third Bank) (Put Date
	7/02/2018)(a)	1.60	9/01/2025	2,500
3,350	Hamilton County (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.62	12/01/2024	3,350
1,240	Highland County (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.64	8/01/2024	1,240
2,465	Lorain Port Auth. (LOC - Key Bank, N.A.)
	(Put Date 7/06/2018)(a)	1.62	7/01/2028	2,465
10,515	Pike County Health Care Facilities (LOC -
	Bank of America Corp.) (Put Date
	7/06/2018)(a)	1.56	11/01/2033	10,515
1,345	Wayne County (LOC - Fifth Third Bank)
	(Put Date 7/06/2018)(a)	1.66	9/01/2021	1,345
				21,415

Oklahoma (4.0%)

5,925	Edmond EDA (LOC - Bank of Oklahoma,
	N.A.) (Put Date 7/06/2018)(a)	1.66	6/01/2031	5,925
28,700	Garfield County Industrial Auth. (Put Date
	7/06/2018)(a)	1.57	1/01/2025	28,700
26,000	Muskogee Industrial Trust (Put Date
	7/06/2018)(a)	1.57	6/01/2027	26,000
7,715	Tulsa Industrial Auth. (LOC - Bank of
	Oklahoma, N.A.) (Put Date
	7/06/2018)(a)	1.66	11/01/2026	7,715
				68,340

Pennsylvania (2.0%)

6,300 Allegheny County Hospital Dev. Auth. (LIQ

-Royal Bank of Canada) (LOC - Royal Bank of Canada) (Put Date

	7/02/2018)(a),(b)	1.58	4/01/2022	6,300
17,355	Bucks County IDA (LOC - PNC Financial
	Services Group) (Put Date
	7/06/2018)(a)	1.50	7/01/2039	17,355
10,060	Derry Township Industrial & Commercial
	Development Auth. (LOC - PNC
	Financial Services Group) (Put Date
	7/06/2018)(a)	1.51	11/01/2030	10,060
				33,715

7| USAA Tax Exempt Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Rhode Island (0.5%)

$3,950	Commerce Corp. (LOC - Citizens
	Financial Group) (Put Date
	7/06/2018)(a)	1.57%	3/01/2038 $	3,950
4,995	Health & Educational Building Corp. (LOC
	- Citizens Financial Group) (Put Date
	7/02/2018)(a)	1.66	6/01/2035	4,995
				8,945

South Carolina (0.9%)

15,055 Jobs EDA (LIQ - Deutsche Bank A.G.)
(LOC - Deutsche Bank A.G.) (Put Date
7/06/2018)(a),(b)	1.58	11/01/2029	15,055

South Dakota (0.7%)

4,610	Health & Educational Facilities Auth. (Put
	Date 7/06/2018)(a)	1.89	11/01/2027	4,610
2,250	Health & Educational Facilities Auth. (Put
	Date 7/06/2018)(a)	1.89	11/01/2025	2,250
5,975	Health & Educational Facilities Auth. (Put
	Date 7/06/2018)(a)	1.89	11/01/2020	5,975
				12,835

Tennessee (1.6%)

17,720	Chattanooga Health Educational &
	Housing Facility Board (LIQ - Deutsche
	Bank A.G.) (LOC - Deutsche Bank A.G.)
	(Put Date 7/06/2018)(a),(b)	1.69	1/01/2045	17,720
10,375	Metropolitan Government of Nashville &
	Davidson County (LOC - Fifth Third
	Bank) (Put Date 7/06/2018)(a)	1.62	12/01/2024	10,375
				28,095

Texas (14.6%)

32,200	Atascosa County IDC (NBGA - National
	Rural Utility Corp.) (Put Date
	7/06/2018)(a)	1.53	6/30/2020	32,200
7,200	Brazos Harbor IDC (Put Date
	7/06/2018)(a)	1.57	7/01/2022	7,200
23,700	Brooks Dev. Auth. (LIQ - Deutsche Bank
	A.G.) (LOC - Deutsche Bank A.G.) (Put
	Date 7/06/2018)(a),(b)	1.81	8/15/2052	23,700
10,000	City of Houston	1.53	8/21/2018	10,000
10,000	City of Houston (LOC - Barclays Bank
	PLC)	1.50	9/12/2018	10,000
5,000	Dallas Area Rapid Transit	1.58	7/05/2018	5,000
35,000	Dallas Area Rapid Transit	1.28	9/06/2018	35,000
20,000	Dallas Area Rapid Transit	1.35	9/13/2018	20,000
16,000	Port Arthur IDC (Put Date 7/06/2018)(a)	1.56	12/01/2040	16,000
25,000	Port Arthur IDC (Put Date 7/06/2018)(a)	1.56	6/01/2041	25,000
16,195	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78	4/01/2040	16,195
20,600	Port of Port Arthur Navigation District (Put
	Date 7/02/2018)(a)	1.78	11/01/2040	20,600
25,000	State	4.00	8/30/2018	25,112
7,000	University of Texas System	1.55	9/05/2018	7,000
				253,007

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Virginia (4.0%)

$1,305	Alexandria IDA (LOC - Bank of America
	Corp.) (Put Date 7/06/2018)(a)	1.61%	7/01/2026 $	1,305
1,400	Fairfax County EDA (LOC - SunTrust
	Bank) (Put Date 7/06/2018)(a)	1.56	6/01/2037	1,400
7,415	Fairfax County IDA (Put Date
	7/06/2018)(a)	1.54	5/15/2042	7,415
7,000	Loudoun County EDA (LOC - Northern
	Trust Corp.) (Put Date 7/06/2018)(a)	1.54	6/01/2034	7,000
2,225	Loudoun County EDA (Put Date
	7/06/2018)(a)	1.47	2/15/2038	2,225
12,700	Loudoun County EDA (Put Date
	7/06/2018)(a)	1.47	2/15/2038	12,700
9,375	Norfolk EDA (Put Date 7/06/2018)(a)	1.48	11/01/2034	9,375
2,640	Roanoke County EDA (LOC - BB&T
	Corp.) (Put Date 7/06/2018)(a)	1.60	10/01/2028	2,640
15,615	Stafford & Staunton County IDA (LOC -
	Bank of America Corp.)	1.48	7/16/2018	15,615
2,800	Virginia College Building Auth. (LIQ -
	J.P.Morgan Chase & Co.) (Put Date
	7/06/2018)(a),(b)	1.54	2/01/2021	2,800
6,775	Virginia Commonwealth Transportation
	Board (LIQ - Royal Bank of Canada)
	(Put Date 7/06/2018)(a),(b)	1.54	5/15/2020	6,775
				69,250

Washington (0.5%)

9,475 Higher Education Facilities Auth. (Put
Date 7/06/2018)(a)	1.55	10/01/2031	9,475

West Virginia (0.6%)

9,630 Marshall County (Put Date 7/06/2018)(a)	1.57	3/01/2026	9,630

Wisconsin (0.0%)

530Health & Educational Facilities Auth. (LOC

-J.P.Morgan Chase & Co.) (Put Date

7/06/2018)(a)		1.60	5/01/2026	530
Total Municipal Obligations (cost: $1,730,528)				1,730,528
Total Investments (cost: $1,730,528)				$1,730,528
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$ 1,730,528	$—	$ 1,730,528
Total	$—	$1,730,528	$—	$1,730,528

9| USAA Tax Exempt Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Tax Exempt Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons. In addition, the Fund may, or in certain circumstances must, impose a fee upon the sale of shares or may temporarily suspend redemptions if the Fund's weekly liquid assets fall below required minimums because of market conditions or other factors.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

Notes to Portfolio of Investments | 10

2.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net asset value and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Securities purchased on a delayed-delivery or when-issued basis– Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,729,819,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

11 | USAA Tax Exempt Money Market Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CSD	Central School District
EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
IDC	Industrial Development Corp.
MTA	Metropolitan Transportation Authority

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

Notes to Portfolio of Investments | 12

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)At June 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(d)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

13 | USAA Tax Exempt Money Market Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CALIFORNIA BOND FUND

JUNE 30, 2018

(Form N-Q)

48500-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA California Bond Fund

June 30, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (99.0%)

California (94.9%)

$1,500	Abag Finance Auth. for Nonprofit Corps.	5.00%	7/01/2042 $	1,596
4,235	Abag Finance Auth. for Nonprofit Corps.
	(NBGA - California Health Insurance
	Construction Loan Insurance Program)	5.00	1/01/2033	4,707
2,000	Adelanto Public Utility Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2039	2,308
2,000	Alameda Corridor Transportation Auth.	5.00	10/01/2037	2,228
1,500	Anaheim Public Financing Auth.	5.00	5/01/2046	1,676
3,230	Antioch Unified School District (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(b)	1.56	8/01/2047	3,230
17,520	Association of Bay Area Governments
	(INS - XL Capital Assurance)	4.75	3/01/2036	17,604
15,000	Bay Area Toll Auth. (MUNIPSA + 1.25%)
	(Put Date 4/01/2027)(c)	2.76(d)	4/01/2036	15,798
3,085	Burbank Unified School District, 4.30%,
	8/01/2023	4.30(e)	8/01/2023	2,745
3,000	Burbank Unified School District, 4.35%,
	8/01/2023	4.35(e)	8/01/2023	2,660
5,265	Carlsbad Unified School District (PRE)
	(INS - Assured Guaranty Corp.)	5.00	10/01/2034	5,499
9,500	Centinela Valley Union High School
	District	4.00	8/01/2050	9,838
3,000	Central Unified School District (INS -
	Assured Guaranty Corp.)	5.50	8/01/2029	3,131
1,300	City of Atwater Wastewater (INS -
	Assured Guaranty Municipal Corp.)	5.00	5/01/2043	1,470
5,000	City of Chula Vista	5.88	1/01/2034	5,185
2,000	City of Fillmore Wastewater	5.00	5/01/2047	2,258
7,115	City of Roseville City Electric (PRE)	5.00	2/01/2037	7,506
2,000	City of Santa Clara Electric	5.25	7/01/2032	2,189
5,710	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	4.00	11/15/2041	5,950
5,000	City of Tulare Sewer (INS - Assured
	Guaranty Municipal Corp.)	4.00	11/15/2044	5,201
3,000	City of Upland	4.00	1/01/2042	3,050
2,000	City of Upland	5.00	1/01/2047	2,207
1,350	Corona-Norco Unified School District	5.00	9/01/2032	1,491
9,000	East Bay Municipal Utility District
	Wastewater System	5.00	6/01/2038	11,431
6,000	Educational Facilities Auth. (PRE)	5.38	4/01/2034	6,394
3,100	Educational Facilities Auth.	5.00	10/01/2049	3,537
1,000	Educational Facilities Auth.	5.00	10/01/2037	1,129
1,500	Elk Grove Finance Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2038	1,676
15,000	Foothill-Eastern Transportation Corridor
	Agency (INS - Assured Guaranty
	Municipal Corp.)	4.21(f)	1/15/2034	8,195

1| USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$7,500	Foothill-Eastern Transportation Corridor
	Agency (INS - Assured Guaranty
	Municipal Corp.)	4.25%(f)	1/15/2035 $	3,890
16,010	Golden State Tobacco Securitization
	Corp.	5.00	6/01/2033	16,013
5,500	Golden State Tobacco Securitization
	Corp.	5.00	6/01/2035	6,300
14,000	Health Facilities Financing Auth.	4.00	11/15/2041	14,514
10,000	Health Facilities Financing Auth.	4.00	10/01/2047	10,326
8,105	Health Facilities Financing Auth.	4.00	3/01/2039	8,304
1,000	Health Facilities Financing Auth.	5.00	8/15/2042	1,121
2,000	Health Facilities Financing Auth. (PRE)	6.50	10/01/2033	2,026
1,050	Health Facilities Financing Auth. (NBGA -
	California Health Insurance
	Construction Loan Insurance Program)	5.00	7/01/2039	1,173
2,300	Health Facilities Financing Auth. (NBGA -
	California Health Insurance
	Construction Loan Insurance Program)	5.00	7/01/2044	2,552
7,805	Health Facilities Financing Auth. (NBGA -
	California Health Insurance
	Construction Loan Insurance Program)	5.00	6/01/2042	8,512
2,100	Health Facilities Financing Auth.	5.00	11/15/2039	2,328
5,000	Health Facilities Financing Auth.	5.00	7/01/2033	5,608
9,310	Indio Redevelopment Agency	5.25	8/15/2031	9,342
6,000	Inland Empire Tobacco Securitization
	Auth.	5.75	6/01/2026	6,246
1,000	Irvine Unified School District	5.00	9/01/2042	1,123
1,000	Irvine Unified School District	5.00	9/01/2047	1,120
1,000	Irvine Unified School District	5.00	9/01/2042	1,123
525	Irvine Unified School District	5.00	9/01/2047	588
1,000	Irvine Unified School District	5.00	9/01/2049	1,118
1,000	Irvine Unified School District	5.00	9/01/2045	1,125
2,000	Irvine Unified School District	5.00	9/01/2049	2,247
6,000	Irvine Unified School District (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2056	6,775
1,000	Jurupa Public Financing Auth.	5.00	9/01/2042	1,112
1,500	Local Public Schools Funding Auth. (INS -
	Build America Mutual Assurance Co.)	4.00	8/01/2052	1,548
3,875	Long Beach Bond Finance Auth.	5.00	11/15/2035	4,712
2,000	Los Angeles County Public Works
	Financing Auth.	5.00	12/01/2044	2,254
6,000	Los Angeles County Public Works
	Financing Auth.	5.00	12/01/2045	6,813
10,000	Madera Redevelopment Agency	5.38	9/01/2038	10,041
5,790	March Joint Powers Redevelopment
	Agency (INS - Build America Mutual
	Assurance Co.)	4.00	8/01/2041	6,013
3,800	Modesto Irrigation District (PRE)	5.75	10/01/2034	3,922
2,200	Modesto Irrigation District	5.75	10/01/2034	2,265
3,435	Monrovia Financing Auth.	5.00	12/01/2045	3,935
2,345	Monrovia Financing Auth. (INS - Assured
	Guaranty Municipal Corp.)	5.00	12/01/2045	2,623
2,000	Mountain View Shoreline Regional Park
	Community	5.63	8/01/2035	2,205
1,000	Municipal Finance Auth.	5.00	7/01/2047	1,103
750	Municipal Finance Auth.	5.00	2/01/2037	836
1,000	Municipal Finance Auth.	5.00	2/01/2047	1,103
1,000	Municipal Finance Auth.	5.00	2/01/2042	1,107
1,900	Municipal Finance Auth. (NBGA -
	California Health Insurance
	Construction Loan Insurance Program)	4.13	5/15/2039	1,979
2,100	Municipal Finance Auth. (NBGA -
	California Health Insurance
	Construction Loan Insurance Program)	4.13	5/15/2046	2,185
1,000	Municipal Finance Auth.	5.00	6/01/2050	1,080

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	Municipal Finance Auth. (NBGA -
	California Health Insurance
	Construction Loan Insurance Program)	5.00%	5/15/2047 $	2,841
1,500	Norco Community Redevelopment
	Agency (PRE)	5.88	3/01/2032	1,608
1,250	Norco Community Redevelopment
	Agency (PRE)	6.00	3/01/2036	1,342
5,000	Norwalk Redevelopment Agency (INS -
	National Public Finance Guarantee
	Corp.)	5.00	10/01/2030	5,013
3,500	Norwalk Redevelopment Agency (INS -
	National Public Finance Guarantee
	Corp.)	5.00	10/01/2035	3,510
7,500	Norwalk-La Mirada Unified School District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00(f)	8/01/2030	5,027
6,205	Oakdale Irrigation District (PRE)	5.50	8/01/2034	6,476
12,230	Palomar Health (INS - Assured Guaranty
	Municipal Corp.)	6.05(f)	8/01/2031	7,709
5,500	Palomar Health (INS - National Public
	Finance Guarantee Corp.)	4.89(f)	8/01/2026	4,249
2,000	Pittsburg Successor Agency
	Redevelopment Agency (INS - Assured
	Guaranty Municipal Corp.)	5.00	9/01/2029	2,314
9,870	Pollution Control Financing Auth.	5.00	11/21/2045	9,982
4,000	Pollution Control Financing Auth.(a)	5.25	8/01/2040	4,256
1,500	Pomona Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2039	1,675
3,000	Public Finance Auth.	5.00	10/15/2047	3,227
1,000	Public Finance Auth.	5.00	10/15/2037	1,085
5,705	Public Works Board	5.00	4/01/2031	5,720
6,875	Public Works Board	5.00	4/01/2031	6,893
2,000	Regents of the Univ. of California Medical
	Center	4.00	5/15/2044	2,063
2,800	Rio Elementary School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2045	2,900
1,250	Riverside County Public Financing Auth.
	(INS - Build America Mutual Assurance
	Co.)	4.00	10/01/2036	1,299
1,625	Riverside County Public Financing Auth.
	(INS - Build America Mutual Assurance
	Co.)	4.00	10/01/2037	1,688
5,250	Riverside County Public Financing Auth.
	(LIQ - Deutsche Bank A.G.) (LOC -
	Deutsche Bank A.G.) (Put Date
	7/06/2018)(a),(b)	1.56	11/01/2045	5,250
2,000	Riverside County Redevelopment
	Successor Agency (INS - Build America
	Mutual Assurance Co.)	4.00	10/01/2037	2,078
2,000	Riverside County Transportation
	Commission (PRE)	5.25	6/01/2039	2,326
2,000	RNR School Financing Auth. (INS - Build
	America Mutual Assurance Co.)	5.00	9/01/2041	2,261
2,000	Sacramento Area Flood Control Agency
	(INS - Build America Mutual Assurance
	Co.)	5.00	10/01/2044	2,206
17,765	Sacramento City Financing Auth. (LIQ -
	Deutsche Bank A.G.) (LOC - Deutsche
	Bank A.G.) (Put Date 7/06/2018)(a),(b)	1.61	12/01/2033	17,765
1,100	Sacramento County Airport System	5.00	7/01/2041	1,256
1,020	Sacramento Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	7/01/2038	1,130
2,000	San Diego County Regional Airport Auth.	5.00	7/01/2040	2,114
1,500	San Diego County Regional Airport Auth.	5.00	7/01/2047	1,726

3| USAA California Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,500	San Diego Public Facilities Financing
	Auth.	5.00%	10/15/2044 $	2,853
1,000	San Diego Public Facilities Financing
	Auth. (PRE)	5.25	5/15/2029	1,070
5,760	San Francisco City & County Airport
	Comm-San Francisco International
	Airport	4.90	5/01/2029	6,007
10,000	San Jose Financing Auth.	5.00	6/01/2039	11,153
1,500	San Luis & Delta Mendota Water Auth.
	(INS - Build America Mutual Assurance
	Co.)	5.00	3/01/2038	1,643
3,000	San Marcos Schools Financing Auth.
	(PRE) (INS - Assured Guaranty
	Municipal Corp.)	5.00	8/15/2035	3,217
5,000	San Ramon Redevelopment Agency (INS
	- Build America Mutual Assurance Co.)	5.00	2/01/2038	5,499
3,500	Santa Barbara Financing Auth.	5.00	7/01/2029	3,615
9,000	Santa Barbara Financing Auth.	5.00	7/01/2039	9,274
5,250	Santa Clarita CCD	4.00	8/01/2046	5,497
6,000	Santa Cruz County Redevelopment
	Agency (INS - Assured Guaranty
	Municipal Corp.)	5.00	9/01/2035	6,843
1,000	Santa Rosa High School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	8/01/2043	1,149
1,750	School Finance Auth.(a)	5.00	8/01/2041	1,885
2,250	School Finance Auth.(a)	5.00	8/01/2046	2,416
1,370	School Finance Auth.(a)	5.00	7/01/2047	1,521
9,595	Semitropic Improvement District (LIQ -
	J.P.Morgan Chase & Co.) (Put Date
	7/06/2018)(a),(b)	1.66	12/01/2018	9,595
75	State	4.50	8/01/2030	75
5,000	State	5.75	4/01/2031	5,157
4,000	State	5.25	2/01/2030	4,441
9,500	State	5.00	8/01/2046	10,957
2,500	State	5.00	9/01/2045	2,889
7,000	State	5.00	11/01/2047	8,181
3,000	State	5.00	2/01/2043	3,310
2,000	Statewide Communities Dev. Auth.	5.00	5/15/2040	2,235
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2042	1,602
1,500	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,600
3,500	Statewide Communities Dev. Auth. (PRE)
	(NBGA - California Health Insurance
	Construction Loan Insurance Program)	5.75	8/15/2038	3,518
500	Statewide Communities Dev. Auth.	5.00	11/01/2043	553
3,000	Statewide Communities Dev. Auth.	4.00	8/15/2051	3,069
2,750	Statewide Communities Dev. Auth.	5.00	10/01/2046	3,027
4,000	Statewide Communities Dev. Auth. (NBGA
	- California Health Insurance
	Construction Loan Insurance Program)	4.00	11/01/2046	4,120
2,400	Statewide Communities Dev. Auth. (NBGA
	- California Health Insurance
	Construction Loan Insurance Program)	5.00	8/01/2044	2,669
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2047	1,126
1,000	Statewide Communities Dev. Auth.	5.00	5/15/2050	1,122
4,000	Statewide Communities Dev. Auth.	5.00	7/01/2048	4,528
1,000	Statewide Communities Dev. Auth.	5.00	12/01/2053	1,143
2,500	Statewide Communities Dev. Auth.	5.00	12/01/2057	2,857
7,500	Temecula Valley Unified School District
	(INS - Assured Guaranty Municipal
	Corp.)	4.00	8/01/2045	7,803
1,575	Temecula Valley Unified School District
	Financing Auth. (INS - Build America
	Mutual Assurance Co.)	5.00	9/01/2040	1,745
7,190	Tuolumne Wind Project Auth. (PRE)	5.63	1/01/2029	7,343

Portfolio of Investments | 4

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$8,485	Twin Rivers Unified School District (INS -
	Assured Guaranty Municipal Corp.) (Put
	Date 6/01/2020)(c)	3.20%	6/01/2041 $	8,496
1,105	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2034	1,238
1,530	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2035	1,711
4,000	Val Verde Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.00	3/01/2029	4,085
1,500	Val Verde Unified School District (INS -
	Assured Guaranty Municipal Corp.)	5.13	3/01/2036	1,530
4,475	Val Verde Unified School District (INS -
	Assured Guaranty Municipal Corp.)	4.00	8/01/2045	4,634
4,000	Val Verde Unified School District (INS -
	Build America Mutual Assurance Co.)	5.00	8/01/2044	4,434
3,287	Vallejo Sanitation & Flood Control District
	(INS - National Public Finance
	Guarantee Corp.)	5.00	7/01/2019	3,334
5,000	Victor Valley Union High School District
	(INS - Assured Guaranty Municipal
	Corp.)	4.00	8/01/2037	5,239
15,190	Victorville Joint Powers Finance Auth.
	(LOC - BNP Paribas) (Put Date
	7/06/2018)(b)	2.01	5/01/2040	15,190
1,250	Washington Township Health Care District	6.00	7/01/2029	1,289
1,000	Washington Township Health Care District	5.00	7/01/2042	1,100
4,585	West Kern Water District	5.00	6/01/2028	4,973
6,000	Western Placer Unified School District
	(INS - Assured Guaranty Municipal
	Corp.)	4.00	8/01/2041	6,231
				652,979

Guam (3.0%)

4,770	Government (LIQ - Barclays Bank plc)
	(LOC - Barclays Bank plc) (Put Date
	7/06/2018)(a),(b)	1.66	12/01/2046	4,770
1,000	Power Auth.	5.00	10/01/2034	1,049
2,700	Power Auth.	5.00	10/01/2038	2,909
7,000	Waterworks Auth.	5.00	1/01/2046	7,630
4,000	Waterworks Auth.	5.50	7/01/2043	4,352
				20,710

U. S. Virgin Islands (1.1%)

1,365	Public Finance Auth.		4.00	10/01/2022	1,320
1,500	Public Finance Auth.		5.00	10/01/2027	1,384
3,000	Public Finance Auth.(a)		5.00	9/01/2033	3,157
1,500	Public Finance Auth.		5.00	10/01/2032	1,365
					7,226
	Total Municipal Obligations (cost: $665,635)				680,915
	Total Investments(cost:$665,635)				$680,915
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations		$—	$ 680,915	$—	$ 680,915
Total		$—	$680,915	$—	$680,915

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

5| USAA California Bond Fund

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA California Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

7| USAA California Bond Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 8

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $687,872,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

9| USAA California Bond Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Notes to Portfolio of Investments | 10

(d)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2018.

(e)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(f)Zero-coupon security. Rate represents the effective yield at the date of purchase.

11 | USAA California Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA VIRGINIA BOND FUND

JUNE 30, 2018

(Form N-Q)

48502-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Virginia Bond Fund

June 30, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (99.6%)

Virginia (89.1%)

$1,000	Alexandria IDA (PRE)	4.75%	1/01/2036 $	1,045
2,000	Amherst IDA	5.00	9/01/2026	1,901
2,000	Amherst IDA	4.75	9/01/2030	1,789
15,000	Arlington County IDA	5.00	7/01/2031	15,746
1,775	Arlington County IDA	5.00	2/15/2043	2,039
2,615	Capital Region Airport Commission (PRE)
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	7/01/2031	2,615
700	Capital Region Airport Commission	4.00	7/01/2036	734
750	Capital Region Airport Commission	4.00	7/01/2038	787
10,000	Charles City County EDA	2.88	2/01/2029	9,571
5,000	Chesapeake Bay Bridge & Tunnel District
	(ETM)	5.50	7/01/2025	5,887
9,240	Chesapeake Bay Bridge & Tunnel District	5.00	7/01/2051	10,152
5,000	Chesapeake Bay Bridge & Tunnel District
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	7/01/2041	5,600
6,520	Chesapeake Expressway Toll Road,
	4.75%, 07/15/2023	4.65(c)	7/15/2023	5,706
3,000	Chesapeake Expressway Toll Road,
	4.88%, 07/15/2023	4.88(c)	7/15/2023	2,576
5,000	College Building Auth.	5.00	6/01/2029	5,000
11,710	College Building Auth.	5.00	6/01/2036	11,319
2,540	College Building Auth.	5.00	3/01/2041	2,666
10,000	College Building Auth.	5.00	3/01/2034	10,509
8,000	College Building Auth.	4.00	2/01/2035	8,420
2,725	College Building Auth.	5.00	9/01/2031	3,113
5,615	College Building Auth.	5.00	9/01/2032	6,401
6,380	College Building Auth.	5.00	9/01/2033	7,254
10,000	College Building Auth.	5.00	2/01/2031	11,920
4,000	College Building Auth.	5.00	2/01/2032	4,750
3,335	College Building Auth. (LIQ - Barclays
	Bank plc) (Put Date 7/06/2018)(d),(e)	1.53	2/01/2028	3,335
14,850	College Building Auth. (LIQ -
	U.S. Bancorp) (Put Date 7/06/2018)(e)	1.49	8/01/2034	14,850
3,335	College Building Auth. (LIQ - Barclays
	Bank plc) (Put Date 7/06/2018)(d),(e),(f)	1.53	2/01/2027	3,335
100	College Building Auth. (Put Date
	7/06/2018)(e)	1.51	1/01/2043	100
200	College Building Auth. (LIQ - Wells Fargo
	& Company) (Put Date 7/02/2018)(e)	1.51	11/01/2036	200
965	College Building Auth.(b)	4.00	1/15/2033	1,004
545	College Building Auth.(b)	4.00	1/15/2035	562
650	College Building Auth.(b)	4.00	1/15/2036	669
1,285	College Building Auth.(b)	4.00	1/15/2043	1,311
10,000	Commonwealth Transportation Board	4.00	5/15/2042	10,471
3,350	Commonwealth Transportation Board	5.00	3/15/2032	3,956
9,190	Commonwealth Transportation Board	5.00	9/15/2032	10,852
2,000	Commonwealth Transportation Board	4.00	5/15/2036	2,114

1| USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$6,315	Commonwealth University Health System
	Auth. (PRE)	4.75%	7/01/2036 $	6,854
3,000	Commonwealth University Health System
	Auth. (PRE)	4.75	7/01/2041	3,256
5,500	Commonwealth University Health System
	Auth.	5.00	7/01/2046	6,227
2,250	Fairfax County EDA	5.00	10/01/2042	2,494
2,750	Fairfax County EDA	4.00	10/01/2042	2,789
2,000	Fairfax County EDA	5.00	10/01/2029	2,295
2,000	Fairfax County EDA	5.00	10/01/2030	2,290
2,000	Fairfax County EDA	5.00	10/01/2031	2,282
1,500	Fairfax County EDA	5.00	10/01/2032	1,708
2,200	Fairfax County EDA	5.00	10/01/2033	2,498
2,000	Fairfax County EDA	5.00	10/01/2034	2,270
2,620	Fairfax County EDA	5.00	10/01/2035	3,045
2,000	Fairfax County EDA	5.00	10/01/2036	2,319
2,800	Fairfax County EDA	5.00	12/01/2042	2,980
1,500	Fairfax County EDA	5.00	12/01/2032	1,614
4,000	Fairfax County EDA	5.00	4/01/2047	4,581
9,775	Fairfax County EDA (LIQ - Northern Trust
	Corp.) (Put Date 7/06/2018)(e)	1.40	12/01/2033	9,775
1,200	Fairfax County EDA (LIQ - Northern Trust
	Corp.) (Put Date 7/06/2018)(e)	1.51	12/01/2033	1,200
1,500	Fairfax County IDA (PRE)	5.25	5/15/2026	1,548
1,000	Fairfax County IDA	4.00	5/15/2042	1,019
14,000	Fairfax County IDA	5.00	5/15/2037	15,352
6,900	Fairfax County IDA	4.00	5/15/2044	7,041
1,020	Fairfax County IDA (Put Date
	7/06/2018)(e)	1.54	5/15/2042	1,020
1,500	Greater Richmond Convention Center
	Auth.	5.00	6/15/2032	1,699
4,700	Hampton Roads Sanitation District	5.00	8/01/2043	5,395
1,300	Hampton Roads Sanitation District (Put
	Date 7/06/2018)(e)	1.51	8/01/2046	1,300
15,000	Hampton Roads Transportation
	Accountability Commission	5.00	7/01/2052	17,422
2,795	Hanover County EDA	4.50	7/01/2030	2,850
1,100	Hanover County EDA	4.50	7/01/2032	1,117
2,000	Hanover County EDA	5.00	7/01/2042	2,068
1,870	Hanover County IDA (INS - National
	Public Finance Guarantee Corp.)	6.38	8/15/2018	1,880
2,105	Henrico County EDA	5.00	11/01/2030	2,330
1,200	Henrico County EDA	5.00	6/01/2024	1,285
140	Henrico County EDA	4.25	6/01/2026	144
2,500	Henrico County EDA	4.00	10/01/2035	2,520
4,480	Housing Dev. Auth.	4.60	9/01/2040	4,569
3,175	Housing Dev. Auth.	4.50	10/01/2036	3,286
7,000	Housing Dev. Auth.	3.60	5/01/2046	7,000
1,492	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	1,451
718	Lewistown Commerce Center Community
	Dev. Auth.	6.05	3/01/2044	698
2,340	Lewistown Commerce Center Community
	Dev. Auth., acquired 10/12/2007; cost
	$2,341(g)	6.05	3/01/2054	427
750	Lexington IDA	4.00	1/01/2031	773
1,000	Lexington IDA	4.00	1/01/2037	1,020
5,000	Lexington IDA (PRE)	5.00	12/01/2036	5,153
2,000	Lexington IDA	5.00	1/01/2043	2,175
1,000	Lexington IDA	5.00	1/01/2042	1,081
1,250	Lexington IDA	5.00	1/01/2048	1,347
1,525	Lexington IDA (Put Date 7/06/2018)(e)	1.48	1/01/2035	1,525
1,135	Loudoun County EDA	5.00	12/01/2031	1,296
800	Loudoun County EDA	5.00	12/01/2032	912
775	Loudoun County EDA	5.00	12/01/2033	882

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$805	Loudoun County EDA	5.00%	12/01/2034 $	915
5,000	Lynchburg	4.00	6/01/2044	5,203
3,000	Lynchburg EDA	5.00	9/01/2043	3,198
2,250	Lynchburg EDA	5.00	1/01/2047	2,519
3,532	Marquis Community Dev. Auth., acquired
	3/01/2012; cost $2,926(g),(h),(i)	5.63	9/01/2041	2,483
5,389	Marquis Community Dev. Auth., acquired
	3/01/2012; cost $468(g),(h),(i)	5.63(a)	9/01/2041	281
1,093	Marquis Community Dev. Auth., 7.50%,
	09/01/2021, acquired 10/27/2015; cost
	$711(d),(g),(h)	7.50(c)	9/01/2021	784
5,000	Montgomery County EDA (PRE)	5.00	6/01/2035	5,313
3,500	Norfolk EDA	5.00	11/01/2043	3,846
1,000	Norfolk EDA	5.00	11/01/2030	1,107
980	Norfolk EDA (Put Date 7/06/2018)(e),(f)	1.49	11/01/2034	980
9,000	Norfolk EDA (Put Date 7/06/2018)(e)	1.48	11/01/2034	9,000
1,600	Norfolk EDA (Put Date 11/01/2028)(j)	5.00	11/01/2048	1,919
1,100	Norfolk EDA	4.00	11/01/2048	1,138
685	Norfolk Redevelopment and Housing
	Auth.	5.50	11/01/2019	687
4,816	Peninsula Town Center Community Dev.
	Auth.	6.45	9/01/2037	4,852
10,000	Port Auth. (PRE)	5.00	7/01/2040	10,333
3,000	Port Auth. (PRE)	5.00	7/01/2030	3,100
880	Portsmouth (PRE)	5.00	2/01/2033	992
120	Portsmouth	5.00	2/01/2033	134
1,705	Prince William County IDA (PRE)	5.50	9/01/2031	1,885
1,000	Prince William County IDA (PRE)	5.50	9/01/2034	1,106
2,000	Prince William County IDA	5.50	9/01/2031	2,197
10,000	Prince William County IDA	5.00	11/01/2046	10,705
4,000	Public Building Auth.	4.00	8/01/2030	4,346
10,000	Public School Auth.	5.00	8/01/2024	11,597
4,000	Radford IDA (NBGA - Fannie Mae)	3.50	9/15/2029	4,081
2,340	Rappahannock Regional Jail Auth.	5.00	10/01/2034	2,685
1,165	Rappahannock Regional Jail Auth.	5.00	10/01/2035	1,333
7,310	Resources Auth.	4.00	11/01/2041	7,529
1,030	Resources Auth.	5.00	11/01/2032	1,163
1,270	Resources Auth. (PRE)	5.00	11/01/2040	1,360
165	Resources Auth.	5.00	11/01/2040	176
5,000	Resources Auth. (LIQ - J.P.Morgan Chase
	& Co.) (Put Date 7/06/2018)(d),(e),(f)	1.54	11/01/2019	5,000
800	Richmond	5.00	3/01/2032	1,005
1,000	Richmond	5.00	3/01/2033	1,252
2,000	Richmond Public Utility (PRE)	5.00	1/15/2035	2,037
4,500	Richmond Public Utility (PRE)	5.00	1/15/2040	4,583
6,000	Richmond Public Utility	5.00	1/15/2038	6,644
6,000	Richmond Public Utility	4.00	1/15/2040	6,242
5,120	Roanoke County EDA (PRE) (INS -
	Assured Guaranty Corp.)	5.00	10/15/2027	5,174
2,850	Roanoke County EDA (PRE) (INS -
	Assured Guaranty Corp.)	5.00	10/15/2032	2,880
4,285	Roanoke County EDA (PRE) (INS -
	Assured Guaranty Corp.)	5.13	10/15/2037	4,331
1,150	Roanoke County EDA	5.00	7/01/2033	1,216
110	Roanoke County EDA (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.00	7/01/2038	117
6,890	Roanoke County EDA (INS - Assured
	Guaranty Municipal Corp.)	5.00	7/01/2038	7,219
1,640	Roanoke EDA	5.00	9/01/2036	1,837
4,060	Roanoke EDA	5.00	9/01/2043	4,511
11,945	Small Business Financing Auth.	5.00	11/01/2040	12,593
420	Small Business Financing Auth.	5.00	4/01/2025	436
185	Small Business Financing Auth.	5.25	4/01/2026	192
855	Small Business Financing Auth.	5.50	4/01/2028	892
750	Small Business Financing Auth.	5.50	4/01/2033	782

3| USAA Virginia Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$5,900	Stafford County EDA	5.00%	6/15/2036 $	6,497
6,495	Stafford County EDA	4.00	6/15/2037	6,539
10,000	Tobacco Settlement Financing Corp.	5.00	6/01/2047	10,000
4,405	Univ. of Virginia	5.00	6/01/2037	4,939
5,000	Univ. of Virginia	4.00	4/01/2045	5,195
4,000	Univ. of Virginia	5.00	4/01/2042	4,645
5,000	Univ. of Virginia	5.00	4/01/2047	5,785
5,000	Univ. of Virginia	5.00	4/01/2046	5,789
5,000	Upper Occoquan Sewage Auth.	4.00	7/01/2039	5,239
1,795	Virginia Beach Dev. Auth.	5.00	5/01/2029	2,044
2,165	Washington County IDA (PRE)	5.25	8/01/2030	2,320
2,160	Washington County IDA (PRE)	5.50	8/01/2040	2,326
1,449	Watkins Centre Community Dev. Auth.	5.40	3/01/2020	1,451
2,000	West Virginia Regional Jail Auth.	5.00	12/01/2038	2,271
3,250	Winchester EDA	5.00	1/01/2044	3,531
3,250	Winchester EDA	5.00	1/01/2044	3,567
3,000	Winchester EDA (PRE)	5.63	1/01/2044	3,061
5,000	Wise County IDA (Put Date 9/01/2020)(j)	2.15	10/01/2040	5,001
3,000	York County EDA (Put Date 5/16/2019)(j)	1.88	5/01/2033	3,001
				611,412

District Of Columbia (6.1%)

2,825	Metropolitan Washington Airports Auth.	5.00	10/01/2029	2,932
12,465	Metropolitan Washington Airports Auth.	5.00	10/01/2030	12,575
4,000	Metropolitan Washington Airports Auth.
	Dulles Toll Road	5.00	10/01/2053	4,243
11,230	Metropolitan Washington Airports Auth.
	Dulles Toll Road Revenue	5.00	10/01/2039	11,616
5,500	Metropolitan Washington Airports Auth.
	Dulles Toll Road Revenue (INS -
	Assured Guaranty Municipal Corp.)	5.32(a)	10/01/2030	3,469
1,000	Washington MTA (PRE)	5.13	7/01/2032	1,036
5,000	Washington MTA	5.00	7/01/2042	5,766
				41,637

Guam (4.1%)

1,255	Antonio B. Won Pat International Airport
	Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.75	10/01/2043	1,426
1,500	Government	5.00	1/01/2042	1,569
1,250	Government	5.00	12/01/2046	1,358
2,000	Government	5.00	11/15/2039	2,178
1,500	Port Auth.(b)	5.00	7/01/2048	1,666
1,000	Power Auth.	5.00	10/01/2034	1,049
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2044	1,091
4,000	Power Auth.	5.00	10/01/2040	4,297
500	Power Auth.	5.00	10/01/2031	534
750	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2039	820
1,000	Waterworks Auth.	5.00	7/01/2037	1,109
3,250	Waterworks Auth.	5.00	7/01/2040	3,589
4,000	Waterworks Auth.	5.50	7/01/2043	4,352
2,850	Waterworks Auth.	5.00	7/01/2035	3,076
				28,114

U. S. Virgin Islands (0.3%)

2,000 Public Finance Auth.	5.00	10/01/2032	1,820
Total Municipal Obligations (cost: $673,889)			682,983
Total Investments(cost:$673,889)			$682,983

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$ 679,435	$ 3,548	$ 682,983
Total	$—	$679,435	$3,548	$682,983

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Municipals
Balance as of March 31, 2018	$ 5,057
Purchases	–
Sales	(1,852)
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	(3,791)
Change in net unrealized appreciation/(depreciation) of investments	4,134
Balance as of June 30, 2018	$ 3,548

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	June 30, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range

Municipal Obligations	$3,548	Discounted	Comparable Discount	6%-10%
		cash flow	Adjustment(a)

(a)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

*Quantitative Information table includes certain Level 3 securities using discounted cash flow. An increase in the comparable discount adjustment will decrease the value of the security.

5| USAA Virginia Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Virginia Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

Notes to Portfolio of Investments | 6

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

7| USAA Virginia Bond Fund

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $685,776,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to

Notes to Portfolio of Investments | 8

evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(c)Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

9| USAA Virginia Bond Fund

(f)At June 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $3,975,000, which represented 0.6% of the Fund's net assets.

(h)Security was classified as Level 3.

(i)Restricted security that is not registered under the Securities Act of 1933.

(j)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GLOBAL EQUITY INCOME FUND

JUNE 30, 2018

(Form N-Q)

98351-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Equity Income Fund

June 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.7%)

COMMON STOCKS (98.7%)

Consumer Discretionary (6.2%)

Advertising (0.6%)

7,630 Omnicom Group, Inc.$ 582

Auto Parts & Equipment (1.0%)

17,040 Magna International, Inc.	990

Automobile Manufacturers (0.8%)

12,830 Daimler AG	826

Casinos & Gaming (0.6%)

8,060 Las Vegas Sands Corp.	615

Home Improvement Retail (0.9%)

223,900 Kingfisher plc	878

Hotels, Resorts & Cruise Lines (0.5%)

7,900 Carnival Corp.	453

Restaurants (1.8%)

11,558 McDonald's Corp.	1,811
Total Consumer Discretionary	6,155

Consumer Staples (14.7%)

Brewers (0.7%)

6,744 Anheuser-Busch InBev S.A.	681

Food Distributors (0.6%)

8,800 Sysco Corp.	601

Household Products (1.5%)

18,860 Procter & Gamble Co.	1,472

Hypermarkets & Super Centers (1.7%)

19,340 Walmart, Inc.	1,656

Packaged Foods & Meats (2.5%)

32,370 Nestle S.A.	2,514

Personal Products (2.8%)

49,050 Unilever N.V.	2,737

Soft Drinks (1.5%)

13,080 Coca-Cola Co.	574

1| USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)

8,395	PepsiCo, Inc.	$914
		1,488

Tobacco (3.4%)

10,240	Altria Group, Inc.	581
24,012	British American Tobacco plc	1,214
13,590	Japan Tobacco, Inc.	380
14,870	Philip Morris International, Inc.	1,201
		3,376
	Total Consumer Staples	14,525

Energy (11.2%)

Integrated Oil & Gas (8.3%)

29,160	Exxon Mobil Corp.	2,412
50,310	Galp Energia SGPS S.A.	960
24,710	Occidental Petroleum Corp.	2,068
16,470	Royal Dutch Shell plc, "A"	573
36,251	TOTAL S.A.	2,210
		8,223

Oil & Gas Equipment & Services (1.0%)

15,300 Schlumberger Ltd.	1,026

Oil & Gas Exploration & Production (1.4%)

13,230	ConocoPhillips	921
56,950	Peyto Exploration & Development Corp.	438
		1,359

Oil & Gas Storage & Transportation (0.5%)

17,140 Keyera Corp.	477
Total Energy	11,085

Financials (11.9%)

Consumer Finance (0.9%)

26,585 Synchrony Financial	887

Diversified Banks (8.0%)

47,510	Australia & New Zealand Banking Group Ltd.	993
35,130	Bank of America Corp.	990
20,713	Bank of Nova Scotia	1,173
67,190	DBS Group Holdings Ltd.	1,312
113,350	HSBC Holdings plc	1,063
8,500	J.P.Morgan Chase & Co.	886
19,714	Royal Bank of Canada	1,485
		7,902

Financial Exchanges & Data (0.7%)

3,933 CME Group, Inc.	645

Multi-Line Insurance (2.3%)

4,642	Allianz SE	959
55,170	AXA S.A.	1,354
		2,313
	Total Financials	11,747

Health Care (16.5%)

Biotechnology (2.2%)

13,210 AbbVie, Inc.	1,224

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

13,150	Gilead Sciences, Inc.	$931
		2,155

Health Care Equipment (1.1%)

12,506 Medtronic plc	1,071

Pharmaceuticals (13.2%)

15,389	AstraZeneca plc	1,082
50,920	GlaxoSmithKline plc	1,028
15,300	Johnson & Johnson	1,857
37,630	Merck & Co., Inc.	2,284
31,140	Novartis AG	2,367
75,680	Pfizer, Inc.	2,746
7,800	Roche Holding AG	1,737
		13,101
	Total Health Care	16,327

Industrials (10.4%)

Aerospace & Defense (2.0%)

118,140	BAE Systems plc	1,009
3,480	Lockheed Martin Corp.	1,028
		2,037

Building Products (0.9%)

25,551 Johnson Controls International plc	855

Construction & Engineering (1.7%)

17,500 Vinci S.A.	1,683

Construction Machinery & Heavy Trucks (0.4%)

25,750 Volvo AB, "B"	412

Electrical Components & Equipment (0.8%)

10,370 Eaton Corp. plc	775

Environmental & Facilities Services (0.6%)

8,460 Republic Services, Inc.	578

Industrial Conglomerates (2.8%)

21,340 Siemens AG	2,822

Trading Companies & Distributors (1.2%)

42,280 Mitsubishi Corp.	1,175
Total Industrials	10,337

Information Technology (9.4%)

Communications Equipment (2.4%)

54,810 Cisco Systems, Inc.	2,358

Semiconductors (3.5%)

1,981	Broadcom, Inc.	481
54,931	Cypress Semiconductor Corp.	856
13,455	Intel Corp.	669
10,740	Maxim Integrated Products, Inc.	630
7,450	Texas Instruments, Inc.	821
		3,457

Systems Software (1.8%)

13,980 Microsoft Corp.	1,379

3| USAA Global Equity Income Fund

		Market
Number		Value
of Shares	Security	(000)

9,835	Oracle Corp.	$433
		1,812

Technology Hardware, Storage, & Peripherals (1.7%)

55,720	HP, Inc.	1,264
5,710	Western Digital Corp.	442
		1,706
	Total Information Technology	9,333

Materials (5.3%)

Diversified Chemicals (2.7%)

12,870	BASF SE	1,231
22,140	DowDuPont, Inc.	1,460
		2,691

Diversified Metals & Mining (0.6%)

9,854 Rio Tinto Ltd.	608

Fertilizers & Agricultural Chemicals (0.6%)

10,492 Nutrien Ltd.	571

Paper Products (0.4%)

9,590 UPM-Kymmene Oyj	343

Specialty Chemicals (1.0%)

4,440	Albemarle Corp.	419
12,000	Johnson Matthey plc	573
		992
	Total Materials	5,205

Telecommunication Services (6.5%)

Integrated Telecommunication Services (3.2%)

49,090	AT&T, Inc.	1,576
12,310	Nippon Telegraph & Telephone Corp.	560
20,770	Verizon Communications, Inc.	1,045
		3,181

Wireless Telecommunication Services (3.3%)

25,800	NTT DOCOMO, Inc.	658
28,210	Rogers Communications, Inc., "B"	1,340
538,670	Vodafone Group plc	1,307
		3,305
	Total Telecommunication Services	6,486

Utilities (6.6%)

Electric Utilities (4.8%)

14,850	Duke Energy Corp.	1,174
12,110	Edison International	766
176,570	Enel S.p.A.	981
7,010	NextEra Energy, Inc.	1,171
24,050	PPL Corp.	687
		4,779

Multi-Utilities (1.8%)

120,325 E.ON SE	1,286

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

42,675	National Grid plc	$472
		1,758
	Total Utilities	6,537
	Total Common Stocks (cost: $89,852)	97,737
	Total Equity Securities (cost: $89,852)	97,737

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

625,345 State Street Institutional Treasury Money Market Fund Premier Class, 1.74%(a)
(cost: $625)				625
Total Investments (cost: $90,477)				$98,362
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 97,737	$—	$—	$97,737
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	625	—	—	625
Total	$98,362	$—	$—	$98,362

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of April 1, 2018, through June 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$41,489	$(41,489)	$–
Total	$41,489	$(41,489)	$–

(I)Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

5| USAA Global Equity Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Global Equity Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 6

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of

7| USAA Global Equity Income Fund

Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $99,050,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.9% of net assets at June 30, 2018.

D.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

Notes to Portfolio of Investments | 8

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at June 30, 2018.

9| USAA Global Equity Income Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TARGET MANAGED ALLOCATION FUND

JUNE 30, 2018

(Form N-Q)

98355-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Managed Allocation Fund

June 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (95.3%)

EXCHANGE-TRADED FUNDS (95.3%)

Domestic Exchange-Traded Funds (75.8%)

209,590	Consumer Staples Select Sector SPDR Fund (a)	$10,800
598,420	iShares Core S&P Mid-Cap ETF (a)	116,560
310,000	iShares Core U.S. REIT ETF (a)	15,237
60,000	iShares Russell 2000 ETF	9,826
363,440	SPDR S&P Oil & Gas Exploration & Production ETF (a)	15,650
535,000	VanEck Vectors Gold Miners ETF	11,936
457,662	VanEck Vectors Oil Services ETF (a)	12,023
610,164	Vanguard Mid-Cap ETF (a)	96,186
198,085	Vanguard Real Estate ETF (a)	16,134
66,980	Vanguard Small-Cap ETF (a)	10,427
	Total Domestic Exchange-Traded Funds	314,779

Fixed-Income Exchange-Traded Funds (10.1%)

240,000	iShares iBoxx $ High Yield Corporate Bond ETF	20,419
18,838	iShares TIPS Bond ETF	2,126
550,000	SPDR Bloomberg Barclays High Yield Bond ETF	19,514
	Total Fixed-Income Exchange-Traded Funds	42,059

International Exchange-Traded Funds (9.4%)

896,238	Invesco FTSE RAFI Emerging Markets ETF (a)			18,525
83,831	iShares Edge MSCI Min Vol Emerging Markets ETF (a)			4,849
561,061	Schwab Fundamental Emerging Markets Large Company Index ETF (a)			15,530
	Total International Exchange-Traded Funds			38,904
	Total Exchange-Traded Funds (cost: $358,245)			395,742
	Total Equity Securities (cost: $358,245)			395,742

Principal
Amount		Coupon
(000)		Rate	Maturity

	BONDS (2.7%)
	U.S. TREASURY SECURITIES (2.7%)
	Notes (2.7%)(b)
$11,600	1.88%, 04/30/2022(c) (cost: $11,409)			11,258
	Total Bonds (cost: $11,409)			11,258
	MONEY MARKET INSTRUMENTS (2.0%)
	COMMERCIAL PAPER (1.5%)
277	Barton Capital Corp.(a),(d)	1.92%	7/02/2018	277
1,000	LMA S.A. / LMA Americas LLC(a),(d)	2.05	7/05/2018	1,000

1| USAA Target Managed Allocation Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,662	Manhattan Asset Fund Company LLC(a),(d)	2.07%	7/23/2018 $	2,659
2,000	Victory Receivables Corp.(a),(d)	2.00	7/09/2018	1,999
	Total Commercial Paper (cost: $5,935)			5,935

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

2,123,564 State Street Institutional Treasury Money Market Fund Premier Class, 1.74%(e)
	(cost: $2,123)					2,123
	Total Money Market Instruments (cost: $8,058)					8,058
	Total Investments (cost: $377,712)					$415,058

						Unrealized
						Appreciation/
Number of		Expiration	Notional		Contract	(Depreciation)
Contracts	Description	Date	Amount (000)		Value (000)	(000)

	FUTURES (19.3%)
	LONG FUTURES
	Equity Contracts
482	MSCI Emerging
	Markets Index	9/21/2018	USD	27,713	$25,626	$(2,087)
188	S&P/TSX 60 Index	9/20/2018	CAD	35,909	27,551	237
279	TOPIX Index	9/13/2018	JPY	4,952,091	43,608	(1,120)

					$96,785	$(2,970)
	Foreign Exchange Contracts
900	Dollar Index	9/17/2018	USD	83,849	$84,914	$1,065
	Total Long Futures				$181,699	$(1,905)
	SHORT FUTURES
	Equity Contracts
236	Russell 2000 Mini	9/21/2018	USD	(19,781)	$(19,441)	$340
429	S&P 500 E Mini	9/21/2018	USD	(59,686)	(58,378)	1,308

272	Swiss Market Index	9/21/2018	CHF	(23,438)	(23,552)	115
	Total Short Futures
					$(101,371)	$1,763
	Total Futures
					$80,328	$(142)

Portfolio of Investments | 2

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Exchange-Traded Funds	$ 395,742	$—	$—	$ 395,742
Bonds:
U.S. Treasury Securities	11,258	—	—	11,258
Money Market Instruments:
Commercial Paper	—	5,935	—	5,935
Government & U.S. Treasury Money Market
Funds	2,123	—	—	2,123
Futures(1)	3,065	—	—	3,065
Total	$412,188	$5,935	$—	$418,123
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$ (3,207)	$—	$—	$ (3,207)

Total	$(3,207)	$—	$—	$(3,207)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3| USAA Target Managed Allocation Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA Target Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized

Notes to Portfolio of Investments | 4

in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with

5| USAA Target Managed Allocation Fund

valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at June 30, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for

Notes to Portfolio of Investments | 6

the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $415,246,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.4% of net assets at June 30, 2018.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

7| USAA Target Managed Allocation Fund

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.
TIPS	U.S. Treasury Inflation-Protected Securities

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2018.

(b)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(c)Securities with a value of $11,258,000 are segregated as collateral for initial margin requirements on open futures contracts.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Rate represents the money market fund annualized seven-day yield at June 30, 2018.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA NEW YORK BOND FUND

JUNE 30, 2018

(Form N-Q)

48504-0818	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA New York Bond Fund

June 30, 2018 (unaudited)

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL OBLIGATIONS (98.3%)

New York (92.4%)

$1,000	Albany Capital Resource Corp. (PRE)	6.00%	11/15/2025 $	1,097
1,500	Brookhaven Local Development Corp.	5.25	11/01/2036	1,709
500	Buffalo & Erie County Industrial Land Dev.
	Corp.	6.00	10/01/2031	555
2,000	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.00	7/01/2040	2,164
1,000	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.00	6/01/2035	1,084
1,000	Buffalo & Erie County Industrial Land Dev.
	Corp.	5.00	8/01/2052	1,047
1,500	Build NYC Resource Corp.	5.00	8/01/2042	1,595
1,000	Build NYC Resource Corp.	5.50	4/01/2043	1,027
700	Build NYC Resource Corp.	5.00	6/01/2040	766
2,000	Build NYC Resource Corp.	5.00	7/01/2045	2,206
1,000	Build NYC Resource Corp.	5.00	8/01/2040	1,089
500	Build NYC Resource Corp.	5.00	7/01/2041	540
1,000	Build NYC Resource Corp.	4.00	8/01/2042	1,015
2,000	Build NYC Resource Corp.	5.00	11/01/2047	2,509
1,000	Canton Capital Resource Corp. (PRE)
	(INS - Assured Guaranty Municipal
	Corp.)	5.00	5/01/2040	1,060
2,000	Chautauqua Tobacco Asset Securitization
	Corp.	5.00	6/01/2048	2,038
825	City of Newburgh	5.00	6/15/2023	909
870	City of Newburgh	5.00	6/15/2024	955
1,000	City of Yonkers (ETM) (INS - Assured
	Guaranty Municipal Corp.)	5.00	10/01/2024	1,102
665	City of Yonkers (INS - Assured Guaranty
	Municipal Corp.)	3.00	7/01/2025	680
500	Convention Center Dev. Corp.	5.00	11/15/2045	561
1,000	Convention Center Dev. Corp.	3.28(a)	11/15/2037	479
500	Counties Tobacco Trust VI	5.00	6/01/2045	535
1,000	Dormitory Auth.	5.00	5/01/2043	1,099
700	Dormitory Auth. (ETM)	5.30	2/15/2019	717
1,000	Dormitory Auth.	5.00	7/01/2027	1,003
3,275	Dormitory Auth. (INS - AMBAC Assurance
	Corp.)	5.50	5/15/2030	4,113
2,000	Dormitory Auth. (INS - AMBAC Assurance
	Corp.)	5.50	7/01/2040	2,635
2,500	Dormitory Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.00	7/01/2033	2,500
500	Dormitory Auth. (PRE)	5.50	3/01/2039	513
2,500	Dormitory Auth. (NBGA - State of New
	York Mortgage Agency)	5.00	6/01/2033	2,506
1,000	Dormitory Auth.	5.00	1/15/2032	1,005
500	Dormitory Auth. (INS - Assured Guaranty
	Corp.)	5.00	7/01/2030	501
2,000	Dormitory Auth. (PRE)	5.00	7/01/2038	2,000
1,000	Dormitory Auth.	5.25	7/01/2035	1,027

1| USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Dormitory Auth. (PRE)	5.50%	7/01/2040 $	1,073
1,300	Dormitory Auth.	5.75	7/01/2033	1,341
1,200	Dormitory Auth. (PRE) (INS - Assured
	Guaranty Corp.)	5.00	7/01/2034	1,240
2,000	Dormitory Auth.	5.00	7/01/2026	2,119
2,000	Dormitory Auth. (PRE)	5.25	7/01/2033	2,072
500	Dormitory Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.63	11/01/2032	547
2,000	Dormitory Auth. (PRE)	5.00	5/01/2041	2,177
500	Dormitory Auth.	5.00	5/01/2039	541
1,000	Dormitory Auth.	5.00	7/01/2031	1,082
500	Dormitory Auth.	5.00	7/01/2034	559
250	Dormitory Auth.	5.00	7/01/2042	268
500	Dormitory Auth.	5.00	5/01/2038	536
1,000	Dormitory Auth.	5.75	7/01/2043	1,132
1,500	Dormitory Auth.	5.00	7/01/2044	1,636
1,000	Dormitory Auth.	4.00	7/01/2041	1,047
2,000	Dormitory Auth.	4.00	7/01/2043	2,054
1,300	Dormitory Auth.(b)	5.00	12/01/2037	1,440
1,895	Dormitory Auth. (PRE)	5.00	2/15/2034	1,937
105	Dormitory Auth.	5.00	2/15/2034	107
1,000	Dormitory Auth.	4.00	7/01/2047	1,037
1,000	Dutchess County IDA (INS - Assured
	Guaranty Corp.)	5.50	4/01/2030	1,074
1,250	Dutchess County Local Dev. Corp.	5.75	7/01/2040	1,354
1,000	Dutchess County Local Dev. Corp.	5.00	7/01/2044	1,095
2,000	Dutchess County Local Dev. Corp.	5.00	7/01/2045	2,217
2,000	Dutchess County Local Dev. Corp.	4.00	7/01/2041	2,020
600	Dutchess County Local Dev. Corp.	5.00	7/01/2046	661

980East Rochester Housing Auth. (LOC - Citizens Financial Group) (Put Date

	7/06/2018)(c)	1.65	12/01/2036	980
4,600	Energy Research & Dev. Auth. (LOC -
	Mizuho Bank Ltd.) (Put Date
	7/06/2018)(c)	1.53	5/01/2039	4,600
1,000	Environmental Facilities Corp.	4.00	8/15/2046	1,044
250	Erie County IDA	5.25	5/01/2032	271
600	Hempstead Town Local Dev. Corp.	5.00	7/01/2047	679
5	Housing Finance Agency (INS - Assured
	Guaranty Municipal Corp.)	6.13	11/01/2020	5
2,000	Hudson Yards Infrastructure Corp.	4.00	2/15/2044	2,069
1,000	Jefferson County Civic Facility Dev. Corp.	4.00	11/01/2047	978
2,000	Long Island Power Auth.	5.00	9/01/2044	2,219
1,000	Long Island Power Auth.	5.00	9/01/2041	1,131
2,000	Long Island Power Auth. (PRE)	5.00	5/01/2038	2,177
1,075	Monroe County IDA (LOC - Citizens
	Financial Group) (Put Date
	7/06/2018)(c)	1.65	7/01/2027	1,075
2,100	Monroe County IDC (NBGA - Federal
	Housing Administration)	5.50	8/15/2040	2,282
500	Monroe County IDC (PRE)	5.25	10/01/2031	553
1,000	Monroe County IDC	5.00	12/01/2037	1,081
2,000	Monroe County IDC	5.00	12/01/2042	2,146
500	Monroe County IDC (INS - Assured
	Guaranty Municipal Corp.)	5.00	1/15/2038	546
1,000	Monroe County IDC	5.00	12/01/2046	1,102
1,000	Monroe County IDC	4.00	7/01/2043	1,045
1,000	Monroe County IDC	4.00	10/01/2047	1,000
3,000	MTA	5.00	11/15/2035	3,373
1,500	MTA (PRE)	5.25	11/15/2038	1,670
1,000	MTA	5.25	11/15/2057	1,140
2,000	MTA (MUNIPSA + 0.45%) (Put Date
	11/15/2022)(d)	1.96(e)	11/15/2044	1,999
1,000	Nassau County (INS - Assured Guaranty
	Municipal Corp.)	5.00	4/01/2038	1,095

Portfolio of Investments | 2

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$1,000	Nassau County	5.00%	1/01/2038 $	1,116
1,000	Nassau County Local Economic
	Assistance Corp.	5.00	7/01/2037	1,063
1,300	New York City (LIQ - J.P.Morgan Chase &
	Co.) (Put Date 7/02/2018)(c)	1.53	8/01/2038	1,300
460	New York City (PRE)	5.25	8/15/2023	462
1,540	New York City	5.25	8/15/2023	1,547
1,885	New York City Health & Hospital Corp.	5.00	2/15/2025	1,890
1,000	New York City Housing Dev. Corp.	5.00	11/01/2042	1,048
1,000	New York City Transitional Finance Auth.	4.00	8/01/2041	1,038
1,000	New York City Transitional Finance Auth.	5.13	1/15/2034	1,019
1,250	New York City Transitional Finance Auth.	5.00	7/15/2043	1,396
2,000	New York City Trust for Cultural Res.	5.00	12/01/2039	2,083
1,000	New York City Trust for Cultural Res.	5.00	8/01/2043	1,104
1,000	New York City Trust for Cultural Res.	4.00	7/01/2046	1,029
17,090	New York City Water & Sewer System	5.12(a)	6/15/2020	16,509
2,000	New York City Water & Sewer System	5.00	6/15/2039	2,060
2,500	New York Liberty Dev. Corp.	5.25	10/01/2035	3,111
1,000	New York Liberty Dev. Corp.(b)	5.00	11/15/2044	1,062
560	New York Liberty Dev. Corp.	5.50	10/01/2037	724
1,000	Niagara Area Dev. Corp.	4.00	11/01/2024	1,001
750	Niagara Tobacco Asset Securitization
	Corp.	5.25	5/15/2040	805
1,500	Onondaga Civic Dev. Corp.	5.38	7/01/2040	1,573
1,000	Onondaga Civic Dev. Corp.	5.00	7/01/2042	1,058
1,000	Onondaga Civic Dev. Corp.	5.00	10/01/2040	1,073
740	Onondaga Civic Dev. Corp.	5.00	1/01/2043	823
1,000	Onondaga County Trust for Cultural Res.	5.00	12/01/2036	1,088
800	Onondaga County Trust for Cultural Res.	5.00	5/01/2040	885
1,265	Rockland County	3.75	10/01/2025	1,287
600	Rockland County	5.00	12/15/2021	646
1,000	Southold Local Dev. Corp.	5.00	12/01/2045	1,044
500	St. Lawrence County IDA	4.00	7/01/2043	508
1,770	St. Lawrence County IDA	5.00	9/01/2047	1,979
1,000	State	5.00	2/15/2039	1,021
250	Suffolk County EDC	5.00	7/01/2033	273
220	Suffolk County EDC (PRE)	5.00	7/01/2028	240
1,280	Suffolk County EDC	5.00	7/01/2028	1,379
1,020	Suffolk Tobacco Asset Securitization
	Corp.	5.38	6/01/2028	1,016
1,450	Suffolk Tobacco Asset Securitization
	Corp.	5.00	6/01/2032	1,562
1,000	Thruway Auth.	4.00	1/01/2056	1,023
1,000	Thruway Auth. Highway & Bridge Trust
	Fund (PRE)	5.00	4/01/2028	1,009
1,500	Tompkins County Dev. Corp.	5.00	7/01/2044	1,609
1,000	Tompkins County Dev. Corp. (PRE) (INS -
	Assured Guaranty Municipal Corp.)	5.50	7/01/2033	1,091
1,000	Triborough Bridge & Tunnel Auth.	3.70(a)	11/15/2032	613
2,265	Triborough Bridge & Tunnel Auth. (PRE)	5.00	11/15/2029	2,296
1,410	Triborough Bridge & Tunnel Auth.	5.00	11/15/2029	1,429
1,850	Triborough Bridge & Tunnel Auth. (PRE)	5.00	11/15/2031	1,875
1,150	Triborough Bridge & Tunnel Auth.	5.00	11/15/2031	1,165
2,000	Troy Capital Resource Corp.	5.00	9/01/2030	2,113
1,000	TSASC, Inc.	5.00	6/01/2041	1,084
1,685	Urban Dev. Corp.	5.00	1/01/2029	1,689
2,000	Urban Dev. Corp. (PRE)	5.00	3/15/2036	2,050
870	Westchester County Health Care Corp.
	(PRE)	6.00	11/01/2030	954
130	Westchester County Health Care Corp.	6.00	11/01/2030	140
1,500	Westchester County Local Dev. Corp.	5.00	1/01/2034	1,604
1,000	Westchester County Local Dev. Corp.	5.00	11/01/2046	1,076
1,000	Westchester County Local Dev. Corp.	5.00	6/01/2047	1,110
500	Westchester Tobacco Asset Securitization	5.00	6/01/2041	545
				198,264

3| USAA New York Bond Fund

Principal				Market
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Guam (4.1%)

$1,000	Antonio B. Won Pat International Airport
	Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.75%	10/01/2043 $	1,136
500	Government	5.00	12/01/2046	543
500	Government	5.00	1/01/2037	524
1,000	Government	5.00	11/15/2039	1,089
1,000	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2030	1,070
500	Power Auth. (INS - Assured Guaranty
	Municipal Corp.)	5.00	10/01/2039	546
1,165	Power Auth.	5.00	10/01/2037	1,257
1,000	Waterworks Auth.	5.50	7/01/2043	1,088
1,000	Waterworks Auth.	5.00	7/01/2029	1,093
500	Waterworks Auth.	5.00	7/01/2035	540
				8,886

Puerto Rico (0.6%)

1,390 Industrial, Tourist, Educational, Medical
and Environmental Control Facilities
Financing Auth.	5.13	4/01/2032	1,254

U. S. Virgin Islands (1.2%)

2,000	Public Finance Auth.	5.00	10/01/2032	1,820
750	Water and Power Auth.	5.00	7/01/2018	750
				2,570
	Total Municipal Obligations (cost: $204,061)			210,974

Units

LIQUIDATING TRUST (0.3%)

200 Center for Medical Science, Inc.(f),(g),(h),(i) (cost: $499)				580
Total Investments(cost:$204,560)				$211,554
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Municipal Obligations	$—	$ 210,974	$ —	$ 210,974
Liquidating Trust	—	—	580	580
Total	$—	$210,974	$580	$211,554

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of April 1, 2018, through June 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

June 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The USAA New York Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

2.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of

5| USAA New York Bond Fund

securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

3.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

Notes to Portfolio of Investments | 6

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $214,477,000 at June 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

F.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.

7| USAA New York Bond Fund

MTA	Metropolitan Transportation Authority
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PRE	Pre-refunded to a date prior to maturity

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(e)Floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2018.

Notes to Portfolio of Investments | 8

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2018, was $580,000, which represented 0.3% of the Fund's net assets.

(g)Security was classified as Level 3.

(h)Non-income-producing security.

(i)Restricted security that is not registered under the Securities Act of 1933.

9| USAA New York Bond Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2018

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	08/29/2018
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	08/29/2018
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By:	/S/ JAMES K. DE VRIES
-----------------------------------------------------
Signature and Title: James K. De Vries, Treasurer
Date:	08/29/2018
------------------------------